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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09093

                                  E*TRADE Funds
               (Exact name of registrant as specified in charter)

       4500 Bohannon Drive, Menlo Park, California                94025
         (Address of principal executive offices)               (Zip code)

                                   Dennis Webb

                               4500 Bohannon Drive

                          Menlo Park, California 94025
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650-331-6000

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Schedule of Investments
E*Trade International Index Fund
March 31, 2005 (unaudited)

Company                                                   Shares       Value
-------------------------------------------------------------------------------
COMMON STOCKS--100.2%
Australia--5.8%
Alumina, Ltd. ADR                                           1,195   $    21,988
Amcor, Ltd. ADR                                               993        22,114
AMP, Ltd.                                                   8,859        48,496
Aristocrat Leisure Ltd.                                     1,399        11,001
Australia & New Zealand Banking Group, Ltd. ADR             1,564       124,698
Australian Gas Light Co., Ltd.                              2,023        22,203
Australian Stock Exchange, Ltd.                               707        11,075
AXA Asia Pacific Holdings, Ltd.                             3,427        11,131
BHP Limited ADR                                             6,835       191,243
BlueScope Steel, Ltd.                                       3,181        21,381
Boral, Ltd. ADR                                               773        14,590
Brambles Industries, Ltd.                                   4,172        25,644
Centro Properties Group                                     5,088        20,410
CFS Gandel Retail Trust                                     8,995        11,064
Coca-Cola Amatil, Ltd.                                      1,089        14,455
Cochlear, Ltd.                                                293         7,436
Coles Myer, Ltd. ADR                                          556        32,559
Commonwealth Bank of Australia                              5,352       144,697
Commonwealth Property Office Fund                          11,423        10,960
Computershare, Ltd.(a)                                      2,556        11,092
CSL, Ltd.                                                     825        21,799
CSR, Ltd.                                                   3,853         7,331
DB RREEF Trust                                             14,876        14,860
Foster's Group, Ltd.                                        8,368        33,207
General Property Trust                                      8,155        22,379
Harvey Norman Holdings, Ltd.                                3,439         7,204
Ing Industrial Fund                                         7,161        11,303
Insurance Australia Group, Ltd.                             6,876        33,706
Investa Property Group                                      6,920        11,139
James Hardie Industries NV                                    476        10,967
John Fairfax Holdings, Ltd.                                 4,658        15,055
Leighton Holdings, Ltd.                                       972         7,666
Lend Lease Corp, Ltd.                                       1,844        17,973
Lion Nathan, Ltd.                                           1,993        11,171
Macquarie Bank, Ltd.                                          915        33,989
Macquarie Goodman Group                                     3,788        11,135
Macquarie Infrastructure Group                              9,541        26,585
Mayne Group, Ltd. ADR                                         748        11,167
Mirvac Group                                                4,303        14,683
National Australia Bank, Ltd. ADR                           1,335       146,516
Newcrest Mining, Ltd.                                       1,379        18,572
OneSteel, Ltd.                                              1,379         2,760
Orica, Ltd.                                                 1,265        17,852
Origin Energy, Ltd.                                         3,346        18,453
PaperlinX, Ltd.                                             2,274         7,206
Patrick Corp., Ltd.                                         3,209        14,598
Perpetual Trustees Australia Ltd.                             251        11,103
Publishing & Broadcasting, Ltd.                               623         7,414
Qantas Airways Ltd.                                         4,077        11,188
QBE Insurance Group, Ltd.                                   2,927        33,702
Rinker Group, Ltd. ADR                                        389        32,595
Rio Tinto, Ltd.                                               290        40,505

Santos, Ltd. ADR                                              687        19,167
Sonic Healthcare, Ltd.                                      1,213        11,307
Southcorp, Ltd. ADR(a)                                        681        11,142
Stockland                                                   5,050        22,820
Suncorp-Metway, Ltd.                                        2,025        30,416
Tabcorp Holdings, Ltd. ADR                                    226        29,423
Telstra Corp., Ltd. ADR                                     1,874        36,880
Toll Holdings, Ltd.                                         1,065        11,509
Transurban Group                                            2,647        14,450
Vivendi Universal SA ADR(a)                                 4,505       137,854
Wesfarmers, Ltd.                                            1,673        51,424
Westfield Group NPV(a)                                      5,887        73,726
Westpac Banking ADR                                         1,472       108,781
WMC Resources, Ltd. ADR                                     1,201        29,545
Woodside Petroleum, Ltd.                                    1,777        33,403
Woolworths, Ltd.                                            4,159        51,611
                                                                    -----------
                                                                      2,137,478
                                                                    -----------
Austria--0.4%
Bank Austria Creditanstalt AG                                 157        15,510
Boehler-Uddeholm AG                                            53         7,246
Erste Bank Der Oesterreichisch                                852        22,340
Flughafenwien AG                                              109         7,340
Immofinanz Immobilien Anlagen AG(a)                         1,876        17,136
Oesterreichische Elektrizitaetswirstschafts AG                 33         7,503
OMV AG                                                         69        21,987
RHI AG(a)                                                      93         2,882
Telekom Austria AG ADR                                        583        22,620
Voestalpine AG                                                147        11,375
Wienerberger AG                                               332        15,151
                                                                    -----------
                                                                        151,090
                                                                    -----------
Belgium--1.4%
AGFA-Gevaert NV                                               422        14,807
Belgacom SA                                                   715        29,626
Cofinimmo                                                      71        11,486
Colruyt SA                                                     95        14,803
Delhaize Group ADR                                            325        22,311
Dexia                                                       2,548        60,788
Electrabel SA                                                  98        44,106
Fortis NL                                                   4,654       132,947
Groupe Bruxelles Lambert SA                                   283        25,864
Interbrew SA                                                  856        30,072
KBC Bancassurance Holding                                     441        37,279
Mobistar SA(a)                                                129        11,351
Omega Pharma SA                                                45         2,327
Solvay SA                                                     247        29,516
UCB SA                                                        376        18,258
Umicore                                                       149        15,169
                                                                    -----------
                                                                        500,710
                                                                    -----------
Bermuda--0.0%
Frontline Ltd.                                                228        10,874
                                                                    -----------
Denmark--0.8%
AP Moller - Maersk A/S                                          4        37,324
Bang & Olufsen, Class B                                        44         2,955
Carlsberg A/S                                                 150         7,452
Coloplast A/S(a)                                              144         7,518

Danisco A/S                                                   227        15,402
Danske Bank A/S                                             1,812        52,701
DSV, de Sammensluttede Vagnmaend                              101         7,723
GN Store Nord                                                 993        11,434
H. Lundbeck A/S                                               139         3,383
ISS A/S                                                       239        19,471
Novo-Nordisk A/S, Class B                                   1,059        59,114
Novozymes A/S, Class A                                        225        11,069
TDC A/S ADR                                                 1,792        37,614
Topdanmark A/S(a)                                             101         7,545
Vestas Wind Systems A/S(a)                                    791        11,447
William Demant Holding(a)                                     150         7,509
                                                                    -----------
                                                                        299,661
                                                                    -----------
Finland--1.4%
Amer Group                                                    834         7,506
Elisa Oyj, Class A(a)                                         677        11,526
Fortum Oyj                                                  1,305        25,478
Kesko Oyj, Class B                                            272         6,998
Kone Oyj                                                      191        14,887
Metso Oyj ADR                                                 623        11,245
Nokia Oyj                                                  20,024       308,971
Outokumpu Oyj, Class A                                        424         7,601
Sampo Oyj, Class A                                          1,304        18,998
Stora Enso Oyj(a)                                           2,620        36,811
Tietoenator Oyj                                               444        15,221
UPM Kymmene Oyj                                             2,178        48,635
Uponor Oyj                                                    370         7,796
Wartsila Corp., Class B                                       280         7,411
                                                                    -----------
                                                                        529,084
                                                                    -----------
France--8.5%
Accor SA ADR(a)                                             1,505        36,928
Air France-KLM                                                489         8,792
Alcatel SA, Class A(a)                                      5,413        65,335
Alstom (a)                                                 16,860        14,489
Atos Origin SA(a)                                             219        14,860
Autoroutes du Sud de la France                                294        14,935
Axa                                                         5,403       144,152
BNP Paribas                                                 6,501       230,869
Bouygues SA                                                   836        33,225
Business Objects SA(a)                                        274         7,400
Cap Gemini SA(a)                                              541        18,938
Carrefour SA                                                2,326       123,862
Casino Guichard-Perrachon SA                                  131        11,043
CNP Assurances                                                158        11,212
Compagnie de Saint-Gobain                                   1,291        78,905
Compagnie Generale des Etablissements Michelin,
   Class B                                                    604        39,800
Credit Agricole SA                                          2,923        79,718
Dassault Systemes SA                                          239        11,243
Essilor International SA                                      411        29,768
European Aeronautic Defence & Space Co.                     1,000        29,978
France Telecom SA ADR                                       6,460       192,960
Gecina SA                                                      98        11,292
Groupe Air France                                             120         2,167
Groupe Danone ADR                                           4,733        94,518
Hermes International                                           36         7,263
Imerys SA(a)                                                  150        11,361
Klepierre                                                     127        11,454
L'Air Liquide SA                                              422        77,815

L'Oreal SA                                                  1,180        94,675
Lafarge SA                                                  3,023        73,459
Lagardere S.C.A.                                              545        41,365
LVMH Moet Hennessy Louis Vuitton SA                         1,008        75,620
LVMH Moet Hennessy Louis Vuitton SA ADR                       735        11,023
Pernod-Ricard SA ADR(a)                                       830        29,044
Pinault Printemps Redoute SA                                  279        29,916
Psa Peugeot Citroen ADR                                       694        44,214
Publicis Groupe ADR                                           599        18,467
Renault SA                                                    732        65,558
Sagem SA(a)                                                   342         7,698
Sanofi-Synthelabo SA                                        1,142        96,707
Sanofi-Synthelabo SA ADR                                    4,816       203,910
Schneider Electric SA                                         896        70,327
Societe BIC SA                                                202        11,489
Societe Television Francaise 1                                584        18,524
Sodexho Alliance SA ADR                                       439        14,597
Suez SA(a)                                                  3,455        93,216
Technip-Coflexip SA                                           367        15,300
Thales SA                                                     358        14,968
Thales SA ADR                                                  28         1,171
Thomson/ex-TMM                                                938        25,326
TotalFinaElf SA ADR                                         4,593       538,438
Unibail                                                       190        22,540
Valeo SA ADR                                                  658        14,683
Veolia Environnement ADR                                    1,045        37,129
Vinci SA                                                      309        44,662
Zodiac SA                                                     159         7,405
                                                                    -----------
                                                                      3,135,713
                                                                    -----------
Germany--6.6%
Adidas-Salomon AG                                             189        30,093
Allianz AG ADR                                             12,231       155,578
Altana AG                                                     298        18,923
BASF AG                                                     2,147       151,471
Bayer AG                                                    2,808        92,917
Bayerische Hypo-und Vereinsbank AG                          2,340        57,326
Beiersdorf AG                                                  69         7,738
Celesio AG                                                    136        11,104
Commerzbank AG(a)                                           1,883        40,942
Continental AG ADR                                            499        38,717
DaimlerChrysler AG                                          3,749       168,291
Deutsche Bank AG                                            2,066       178,621
Deutsche Boerse AG                                            385        29,047
Deutsche Lufthansa AG                                       1,018        15,089
Deutsche Post AG                                            1,832        44,714
Deutsche Telekom AG ADR(a)                                 11,850       236,526
Douglas Holdings AG                                           205         7,502
E.ON AG ADR                                                 6,499       186,846
Fresenius Medical Care AG ADR                                 684        18,591
HeidelbergCement AG                                           290        18,295
Henkel KGaA(a)                                                248        22,514
Hypo Real Estate Holdings ADR(a)                              542        22,442
Infineon Technologies AG(a)                                 2,693        25,718
KarstadtQuelle AG                                             100         1,007
Linde AG                                                      319        21,959
MAN AG                                                        406        18,154
Merck KGaA                                                    203        14,652
Metro AG                                                      622        33,508
MLP AG                                                        184         2,684
Muenchener Rueckversicherungs-Gesellschaft AG                 744        89,575

Puma AG Rudolf Dassler Sport(a)                                76        19,007
Rwe AG ADR                                                  1,815       110,041
SAP AG ADR                                                  3,424       137,234
Schering AG                                                   741        49,498
Siemens AG ADR                                              3,314       262,004
Suedzucker AG                                                 104         2,099
ThyssenKrupp AG                                             1,418        29,311
TUI AG                                                        543        14,341
Volkswagen AG (a)                                           2,090        15,108
Volkswagen AG ADR                                           4,695        44,812
                                                                    -----------
                                                                      2,443,999
                                                                    -----------
Greece--0.6%
Alpha Credit Bank                                             853        28,868
Commercial Bank of Greece                                     394        10,426
Cosmote Mobile Telecommunications SA                          614        10,846
EFG Eurobank                                                  820        25,286
Greek Organization of Football                                609        17,773
Hellenic Bottling Company SA                                  437        11,010
Hellenic Petroleum SA                                         697         6,992
Hellenic Tellecommunication Organizaiton SA                 1,035        18,296
National Bank Of Greece SA                                  1,057        35,831
Piraeus Bank SA                                               802        14,586
Public Power Corp.                                            499        14,420
Titan Cement Co. SA                                           220         7,313
                                                                    -----------
                                                                        201,647
                                                                    -----------
Hong Kong--1.6%
Bank of East Asia, Ltd.                                     6,354        18,289
BOC Hong Kong Holdings, Ltd. ADR(a)                           797        29,328
Cathay Pacific Airways, Ltd.                                  791         7,454
Cheung Kong Holdings, Ltd.                                  6,650        58,891
Clp Holdings, Ltd.                                          7,131        40,596
Esprit Holdings, Ltd.                                       3,259        22,219
Giordano International, Ltd.                                4,043         2,745
Hang Lung Properties, Ltd.                                  2,002        14,503
Hang Seng Bank, Ltd.                                        3,044        40,395
Henderson Land Development                                  3,328        14,807
Hong Kong & China Gas                                      14,714        28,959
Hong Kong Electric Holdings(a)                              5,807        25,836
Hong Kong Exchanges & Clearing, Ltd.                        5,786        14,920
Hopewell Holdings                                           3,181         7,495
Hutchison Whampoa, Ltd.                                     9,056        76,792
Hysan Development Co. Ltd.                                  3,726         7,361
Johnson Electric Holdings, Ltd.                               822         7,430
Li & Fung, Ltd.                                             8,166        14,845
MTR Corp. ADR                                                 717        11,032
New World Development, Ltd. ADR                             5,500        10,789
PCCW, Ltd.                                                  2,020        11,393
Shangri-La Asia, Ltd.                                         251         7,338
Sun Hung Kai Properties, Ltd.                               5,636        51,126
Swire Pacific, Ltd.                                         4,128        32,682
Techtronic Industries Co., Ltd.                             4,892        10,808
Television Broadcasts, Ltd. ADR                               797         8,032
Wharf Holdings, Ltd.                                        5,757        18,168
Yue Yuen Industrial Holdings                                1,293         3,677
                                                                    -----------
                                                                        597,910
                                                                    -----------
Ireland--0.9%

Allied Irish Bank                                           1,775        74,035
Bank of Ireland ADR                                         1,040        65,874
CRH PLC ADR                                                 2,394        62,938
DCC PLC                                                       483        11,261
Depfa Bank PLC                                              1,724        27,290
Elan Corp. PLC(a)                                           6,023        19,515
Fyffes PLC                                                  1,298         3,794
Grafton Group PLC(a)                                        1,226        14,517
Independent News & Media PLC                                3,598        11,873
Irish Life & Permanent PLC                                  1,228        21,857
Kerry Group PLC, Class A                                      630        15,266
                                                                    -----------
                                                                        328,220
                                                                    -----------
Italy--4.3%
Alleanza Assicurazioni SpA                                  1,990        26,066
Arnoldo Mondadori Editore SpA                                 395         4,233
Assicurazioni Generali SpA                                  4,111       133,104
Autogrill SpA(a)                                              750        11,257
Autostrade SpA                                              1,146        29,737
Banca Antonveneta SpA                                         870        28,291
Banca Fideuram SpA                                          1,471         7,545
Banca Intesa SpA                                           13,220        67,343
Banca Intesa SpA - RNC                                      3,285        15,132
Banca Monte dei Paschi di Sien SpA                          5,727        19,327
Banca Nazionale del Lavoro SpA                              7,106        22,918
Banca Popolare di Milano SCRL                               1,978        18,969
Banche Popolari Unite SCRL                                  1,442        30,342
Banco Popolare di Verona e Novara SCRL                      1,775        33,225
Bulgari SpA                                                   622         7,412
Capitalia SpA                                               5,872        30,682
Edison SpA (a)                                              3,619         7,391
Enel SpA ADR                                                3,074       147,583
Eni Spa ADR                                                 2,054       267,349
Fiat SpA ADR(a)                                             2,557        18,590
Finmeccanica SpA                                           25,623        26,052
Gruppo Editoriale L'Espresso SpA                              945         5,940
Italcementi SpA                                                82         1,383
Luxottica Group SPA ADR                                       714        14,566
Mediaset SpA                                                2,341        33,749
Mediobanca SpA                                              1,997        34,750
Mediolanum SpA                                              1,619        11,079
Pirelli & Co. SpA                                          11,819        14,737
Riunione Adriatica di Sicurta SpA                           1,275        30,098
San Paolo IMI SpA                                           4,263        66,963
Seat Pagine Gialle SpA(a)                                  26,579        11,106
Snam Rete Gas SpA                                           3,348        18,685
Telecom Italia Media SpA(a)                                 9,638         5,400
Telecom Italia Mobile SpA                                   5,587        37,444
Telecom Italia SpA ADR                                      2,379        74,701
Telecom Italia SpA ADR                                      3,647       137,637
Terna SpA                                                   5,512        14,680
Tiscali SpA(a)                                                412         1,469
UniCredito Italiano SpA                                    17,551       103,428
                                                                    -----------
                                                                      1,570,363
                                                                    -----------
Japan--21.1%
77 Bank, Ltd.(The)                                          1,444        10,469
Acom Co., Ltd.                                                321        21,677
Advantest Corp.                                             1,319        25,219
Aeon Co., Ltd.                                              2,380        40,189

Aeon Credit Service Co., Ltd.                                 108         7,296
Aiful Corp.                                                    34         2,670
Aiful Corp.                                                   270        21,607
Aisin Seiki Co., Ltd                                          649        14,765
Ajinomoto Co., Inc.                                         2,407        29,395
All Nippon Airways Co., Ltd.                                2,000         6,833
Alps Electric Co., Ltd.                                       717        11,403
Amada Co., Ltd.                                             1,750        10,770
Aoyama Trading Co., Ltd.                                      162         4,380
Asahi Breweries, Ltd.                                       1,410        18,293
Asahi Glass Co., Ltd.                                       3,061        32,243
Asahi Kasei Corp.                                           5,016        24,690
Bandai Co, Ltd.                                             1,429         7,265
Bank of Fukoaka, Ltd.                                       2,312        14,517
Bank of Yokohama, Ltd.(The)(a)                              4,757        29,033
Benesse Corp.                                                 331        11,257
Bridgestone Corp.                                           2,985        54,861
Canon, Inc. ADR                                             3,449       184,866
Casio Computer Co., Ltd.                                      845        11,140
Central Japan Railway Co.                                       4        34,293
Chiba Bank, Ltd.(The)                                       2,780        17,966
Chubu Electric Power Co., Inc.                              2,607        62,740
Chugai Pharmaceutical Co., Ltd.                             1,206        18,542
Citizen Watch Co., Ltd.                                     1,147        11,002
Credit Saison Co., Ltd.                                       499        17,932
CSK Corp.                                                     353        14,719
Dai Nippon Printing Co., Ltd.                               2,772        45,200
Daiichi Pharmaceutical Co., Ltd.                            1,092        25,544
Daikin Industries Ltd.                                        911        22,922
Daimaru Inc.                                                  829         7,387
Dainippon Ink & Chemicals, Inc.                             2,581         7,054
Daito Trust Construction Co., Ltd.                            353        14,840
Daiwa House Industry Co., Ltd.                              2,193        25,183
Daiwa Securities Group, Inc.                                5,499        36,148
Denki Kagaku Kogyo Kabushiki Kaisha                         2,035         7,360
Denso Corp.                                                 2,231        55,518
Dentsu Inc.                                                     8        21,869
Dowa Mining Co., Ltd.                                       1,074         7,239
East Japan Railway Co.                                         12        64,566
Eisai Co., Ltd.                                                 7           238
Eisai Co., Ltd. ADR                                         1,069        36,380
Electric Power Development Co., Ltd.                          631        19,450
FamilyMart Co., Ltd.                                          370        10,909
Fanuc, Ltd.                                                   643        40,173
Fast Retailing Co., Ltd.                                      243        14,706
Fuji Electric Holdings Co., Ltd.                            2,276         7,171
Fuji Photo Film Co., Ltd.                                   1,933        70,627
Fuji Television Network, Inc.                                   4         9,454
Fujikura Ltd.                                               1,645         7,202
Fujitsu, Ltd.                                               7,179        43,066
Furukawa Electric Co. (The)(a)                              2,364        10,807
Gunma Bank, Ltd.(The)                                       1,880        10,857
Hino Motors, Ltd.                                           1,179         7,402
Hirose Electric Co., Ltd.                                     143        14,601
Hitachi Chemical Co., Ltd.                                    416         7,434
Hitachi, Ltd. ADR                                           1,343        83,441
Hokkaido Electric Power Co., Inc.                             735        14,976
Hokugin Financial Group, Inc.                               4,672        14,164
Honda Motor Co.,Ltd. ADR                                    6,196       155,148
Hoya Corp ADR                                                 176        19,417
Hoya Corp.                                                    270        29,715
Isetan Co., Ltd.                                              832        10,831

Ishikawajima-Harima Heavy Industries Co., Ltd.(a)           4,411         7,114
Ito En, Ltd.                                                  151         7,349
Ito-Yokado Co., Ltd.                                        1,355        54,028
Itochu Corp.                                                5,661        28,501
Itochu Techno-Science Corp.                                   162         5,241
Jafco Co., Ltd.                                               112         7,016
Japan Airlines System Corp.(a)                              3,000         8,767
Japan Tobacco, Inc.                                             3        33,343
JFE Holdings, Inc.                                          2,193        61,178
JGC Corp.                                                   1,024        11,165
Joyo Bank, Ltd.(The)                                        2,681        14,438
JS Group Corp.                                                985        18,100
JSR Corp.                                                     738        14,559
Kajima Corp.                                                4,264        17,620
Kamigumi Co., Ltd.                                          1,337        11,183
Kaneka Corp.                                                1,327        14,671
Kansai Electric Power Co., Inc. (The)                       2,774        55,718
Kao Corp. ADR                                                 207        47,706
Kawasaki Heavy Industries, Ltd. ADR(a)                      1,567        10,841
Kawasaki Kisen Kaisha, Ltd.                                 2,109        14,554
Keihin Electric Express Railway Co., Ltd.                   1,765        10,932
Keio Electric Railway Co., Ltd.                             2,452        14,553
Keyence Corp.                                                 128        29,644
Kikkoman Corp.                                                732         7,334
Kintetsu Corp.                                              6,368        21,655
Kirin Brewery Co., Ltd                                      2,960        29,008
Kobe Steel Ltd.                                            10,072        17,749
Komatsu, Ltd. ADR                                             956        28,816
Konami Corp.                                                  330         7,376
Konica Minolta Holdings, Inc.                               2,115        21,354
Kubota Corp. ADR                                              809        21,738
Kuraray Co., Ltd.                                           1,630        14,553
Kurita Water Industries, Ltd.                                 472         7,428
Kyocera Corp. ADR                                             651        46,507
Kyowa Hakko Kogyo Co., Ltd.                                 1,873        14,335
Kyushu Electric Power Co., Inc.                             1,542        32,852
Lawson, Inc.                                                  295        10,846
LEOPALACE21 Corp.                                             646        10,655
Mabuchi Motor Co., Ltd.                                       183        11,010
Makita Corp.                                                  605        11,068
Marubeni Corp.                                              5,657        18,144
Marui Co., Ltd.                                             1,351        18,148
Matsushita Electric Industrial Co., Ltd. ADR                9,263       136,351
Matsushita Electric Works, Ltd.                             1,247        10,739
Meiji Seika Kaisha, Ltd.                                    1,465         7,297
Meitec Corp.                                                  212         7,403
Millea Holdings, Inc.                                         736        53,360
Minebea Co., Ltd. ADR(a)                                      826         7,105
Mitsubishi Chemical Corp.                                   6,847        21,836
Mitsubishi Corp. ADR                                        2,213        57,477
Mitsubishi Electric Corp.                                   7,258        37,551
Mitsubishi Estate Co., Ltd.                                 4,252        49,367
Mitsubishi Gas Chemical Co., Inc.                           1,504         7,061
Mitsubishi Heavy Industries, Ltd.                          12,211        32,494
Mitsubishi Materials Corp.                                  4,556        10,872
Mitsubishi Rayon Co., Ltd.                                  1,984         7,328
Mitsubishi Tokyo Financial Group, Inc. ADR                 21,680       187,531
Mitsui & Co., Ltd. ADR                                        271        49,926
Mitsui Chemicals, Inc.                                      2,499        13,968
Mitsui Engineering & Shipbuilding Co., Ltd.                 2,263         4,287
Mitsui Fudosan Co., Ltd.                                    3,119        36,560
Mitsui Mining & Smelting Co., Ltd.                          2,452        10,857

Mitsui O.S.K. Lines, Ltd.                                   3,943        25,322
Mitsui Sumitomo Insurance Co.                               4,609        42,204
Mitsui Trust Holdings, Inc.                                 2,224        22,061
Mitsukoshi, Ltd.                                            1,984        10,360
Mizuho Financial Group, Inc.                                   32       151,124
Murata Manufacturing Co., Ltd.                                971        52,049
NEC Corp. ADR                                               6,661        40,099
NEC Electronics Corp.                                         154         7,173
NGK Insulators, Ltd.                                        1,104        10,960
NGK Spark Plug Co., Ltd.                                      719         7,443
Nidec Corp.                                                   183        22,787
Nikko Cordial Corp.                                         6,544        32,689
Nikon Corp.                                                 1,266        14,536
Nintendo Co., Ltd.                                            447        48,785
Nippon Express Co., Ltd.                                    3,410        17,924
Nippon Meat Packers, Inc.                                     861        10,924
Nippon Mining Holdings, Inc.                                3,369        18,547
Nippon Oil Corp.                                            5,229        37,174
Nippon Sheet Glass Co., Ltd.                                1,706         7,223
Nippon Steel Corp.                                         25,749        65,048
Nippon Telegraph & Telephone  ADR                           3,832        83,729
Nippon Unipac Holding                                           5        23,102
Nippon Yusen Kabushiki Kaisha                               4,252        25,622
Nissan Chemical Industry                                      850         7,331
Nissan Motor Co.,Ltd. ADR                                   5,394       110,415
Nisshin Seifun Group, Inc.                                  1,021        10,842
Nisshin Steel Co., Ltd.                                     4,142        10,853
Nisshinbo Industries Inc.                                     874         7,108
Nissin Food Products Co., Ltd.                                424        11,114
Nitto Denko Corp.                                             693        36,310
NOK Corp.                                                     465        11,075
Nomura Holdings, Inc. ADR                                   7,283       100,942
Nomura Research                                               118        11,012
NSK, Ltd.                                                   2,089        10,756
NTN Corp.                                                   2,001        11,109
NTT Data Corp.                                                  4        13,779
NTT Docomo, Inc. ADR                                        8,602       144,083
Obayashi Corp.                                              2,361        14,572
Odakyu Electric Railway Co., Ltd.                           2,382        14,569
Oji Paper Co., Ltd.                                         3,189        17,920
Oki Electric Industry Co., Ltd.(a)                          2,558        10,774
Olympus Corp.                                                 955        22,279
Omron Corp.                                                 1,023        22,380
Onward Kashiyama Co., Ltd                                     744        10,995
Oracle Corp., Japan                                           157         7,264
Oriental Land Co., Ltd.                                       222        14,514
Orix Corp. ADR                                                611        39,269
Osaka Gas Co., Ltd.                                         8,452        26,072
Pioneer Corp.                                                 803        14,430
Promise Co., Ltd.                                             373        25,489
Q.P. Corp.                                                    828         7,277
Rakuten, Inc.                                                  25        21,774
Resona Holdings, Inc.(a)                                   19,563        39,182
Ricoh Co., Ltd.                                               595        51,178
Rohm Co., Ltd.                                                438        42,277
Sanken Electric Co., Ltd.                                     577         7,554
Sankyo Co., Ltd.                                            1,759        37,086
Sankyo Co., Ltd./Gunma                                        219        10,606
Sanyo Electric Co., Ltd.                                    6,968        21,671
Secom Co., Ltd.                                               908        37,755
Sega Sammy Holdings Inc. ADR                                1,217        18,546
Seiko Epson Corp.                                             506        18,771

Seino Transportation Co., Ltd.                                726         7,125
Sekisui Chemical Co., Ltd.                                  2,027        14,725
Sekisui House, Ltd.                                           813         8,680
Sekisui House, Ltd. ADR                                     1,234        13,210
Seven-Eleven Japan Co., Ltd.                                1,635        47,868
Sharp Corp.                                                 4,108        62,119
Shimachu Co., Ltd.                                            162         4,235
Shimano, Inc.                                                 215         7,233
Shimizu Corp.                                               2,111        10,814
Shin-Etsu Chemical Co., Ltd.                                1,530        57,902
Shinsei Bank Ltd.                                           2,564        14,593
Shionogi & Co., Ltd.                                        1,315        18,130
Shiseido Co., Ltd.                                          1,667        22,023
Shizuoka Bank, Ltd.(The)                                    2,154        21,744
Showa Denko Kabushiki Kaisha                                4,307        11,283
Showa Shell Sekiyu Kabushiki Kaisha                           751         7,296
Skylark Co., Ltd.                                             162         2,739
SMC Corp.                                                     223        25,202
Softbank Corp.                                                965        39,717
Sompo Japan Insurance, Inc.                                 2,780        28,990
Sony Corp. ADR                                              3,508       140,391
Stanley Electric Co., Ltd.                                    750        11,361
Sumitomo Chemical Co., Ltd.                                 5,882        29,075
Sumitomo Corp. ADR                                          3,833        32,933
Sumitomo Electric Industries, Ltd.                          2,766        29,435
Sumitomo Heavy Industries Ltd.                              2,729        10,733
Sumitomo Metal Industries, Ltd. ADR(a)                      1,396        25,189
Sumitomo Metal Mining Co.                                   1,933        14,548
Sumitomo Mitsui Financial Group, Inc.                          17       115,026
Sumitomo Realty & Development                               1,793        21,613
Sumitomo Trust & Banking Co., Ltd. ADR(a)                   4,970        32,480
Suruga Bank Ltd.                                              808         7,187
Suzuken Co., Ltd.                                             162         3,991
T&D Holdings, Inc.                                            635        32,293
Taiheiyo Cement Corp.                                       3,909        10,972
Taiheiyo Cement Corp. ADR                                      39         1,098
Taisei Corp.                                                3,861        14,477
Taisho Pharmaceutical Co., Ltd.                               682        14,511
Taiyo Nippon Sanso Corp.                                    1,240         7,265
Takashimaya Co., Ltd.                                       1,060        10,847
Takeda Chemical Industries, Ltd.                            3,547       169,066
Takefuji Corp.                                                269        18,133
Tdk Corp. ADR                                                 529        36,295
Teijin, Ltd.                                                3,411        14,584
Teikoku Oil Co., Ltd.                                       1,015         7,420
Terumo Corp.                                                  733        22,082
THK Co., Ltd.                                                 542        10,945
TIS, Inc.                                                     192         7,513
Tobu Railway Co., Ltd.                                      3,622        14,640
Toho Co., Ltd.                                                677        11,077
Tohoku Electric Power Co., Inc.                             1,780        33,046
Tokyo Broadcasting System, Inc.                               100         1,953
Tokyo Electric Power Co., Inc. (The)                        4,547       110,403
Tokyo Electron, Ltd.                                          758        43,096
Tokyo Gas Co., Ltd.                                        10,077        40,661
Tokyu Corp.                                                 4,063        21,192
TonenGeneral Sekiyu K.K.                                    1,444        14,841
Toppan Printing Co., Ltd.                                   2,330        25,525
Toray Industries, Inc.                                      4,844        21,726
Toshiba Corp.                                              11,508        48,055
Tosoh Corp.                                                 2,173        10,746
Toto Ltd.                                                   1,256        10,785

Toyo Seikan Kaisha Ltd.                                       578        10,719
Toyobo Co., Ltd.                                            2,957         7,201
Toyoda Gosei Co., Ltd.                                        162         2,925
Toyota Industries Corp.                                       633        17,830
Toyota Motor Corp. Sponsored ADR                            6,221       462,719
Trend Micro Inc.                                              430        18,408
Ube Industries, Ltd.(a)                                     3,525         7,268
UFJ Holdings, Inc.(a)                                          17        89,242
Uni-Charm Corp.                                               242        10,867
UNY Co., Ltd.                                                 911        10,954
Ushio, Inc.                                                   579        11,078
USS Co., Ltd.                                                 141        10,930
West Japan Railway Co.                                          8        32,661
World Co., Ltd.                                               162         5,871
Yahoo! Japan Corp.                                             18        42,112
Yakult Honsha Co., Ltd.                                       571        11,018
Yamada Denki Co., Ltd.                                        352        18,461
Yamaha Corp.                                                  770        11,137
Yamaha Motor Co., Ltd.                                        642        10,991
Yamanouchi Pharmaceutical Co., Ltd.                         1,768        59,826
Yamato Transport Co., Ltd.                                  1,766        25,250
Yokogawa Electric Corp.                                     1,075        14,546
                                                                    -----------
                                                                      7,753,867
                                                                    -----------
Luxembourg--0.1%
Arcelor ADR(a)                                              2,071        47,506
                                                                    -----------
Netherlands--5.1%
ABN AMRO Holding NV ADR                                     6,879       170,668
Aegon NV ADR                                                5,754        77,448
Akzo Nobel NV ADR                                           1,097        50,440
ASML Holding NV(a)                                          2,185        36,642
Corio NV                                                      206        11,550
DSM NV                                                      1,258        22,215
Euronext NV                                                   411        14,668
Hagemeyer NV(a)                                             1,074         2,740
Heineken NV                                                   969        33,682
IHC Caland NV                                                 175        11,149
Ing Groep NV ADR                                            7,333       221,676
Koninklijke Ahold NV ADR(a)                                 6,436        53,548
Koninlijke Philips Electronics NV                           5,393       148,415
Oce NV                                                        442         7,083
Qiagen NV(a)                                                  614         7,256
Randstad Holdings NV                                          167         7,456
Reed Elsevier NV ADR                                        1,384        41,935
Rodamco Europe NV                                             201        15,077
Royal Dutch Petroleum Co.                                   8,499       510,280
Royal KPN NV ADR                                            9,073        81,476
Royal Numic NV(a)                                             631        25,890
STMicroelectronics NV                                       2,638        43,950
TPG NV                                                      1,558        44,278
Unilever NV ADR                                             2,379       162,771
Vedior NV                                                     829        14,793
Vnu NV                                                      1,033        30,207
Wereldhave NV                                                 109        11,192
Wolters Kluwer NV(a)                                        1,198        21,938
                                                                    -----------
                                                                      1,880,423
                                                                    -----------
New Zealand--0.2%
Auckland International Airport, Ltd.                        1,307         7,547

Carter Holt Harvey, Ltd.                                    3,483         4,894
Contact Energy, Ltd.                                        1,566         7,261
Fisher & Paykel Healthcare Corp.                            3,404         7,255
Fletcher Building, Ltd.                                     2,304        10,908
Sky City Entertainment Group, Ltd.                          2,087         7,320
Telecom Corporation of New Zealand, Ltd. ADR                  953        33,041
                                                                    -----------
                                                                         78,226
                                                                    -----------
Norway--0.6%
DNB NOR ASA                                                 2,543        26,084
Norsk Hydro A/S ADR                                           630        52,599
Norske Skogindustrier ASA                                     552        11,061
Orkla ASA ADR                                                 820        30,128
Schibsted ASA                                                  75         1,976
Statoil ASA  ADR                                            2,173        37,245
Storebrand ASA(a)                                           1,181        10,741
Tandberg ASA(a)                                               344         3,604
Telenor ASA                                                 1,233        33,908
Yara International ASA ADR                                    745        11,356
Yara International ASA                                        204         3,106
                                                                    -----------
                                                                        221,808
                                                                    -----------
Portugal--0.4%
Banco BPI SA                                                2,747        11,248
Banco Comercial Portugues SA, Class R                       8,150        22,242
Banco Espirito Santo SA                                       646        11,248
Brisa-Auto Estradas de Portugal SA                          1,775        15,017
Cimpor Cimentos de Portugal SA                                441         2,482
Electricidade DE Portugal ADR                               1,042        29,322
Portugal Telecom SGPS SA ADR                                3,809        44,908
PT Multimedia Servicos de Telecomunicacoes
   e Multimedia SGPS SA(a)                                     69         1,725
Sonae SGPS SA(a)                                            4,899         7,382
                                                                    -----------
                                                                        145,574
                                                                    -----------
Singapore--0.8%
Capitaland, Ltd.                                            2,487         7,087
City Developments, Ltd. ADR(a)                              2,770        10,833
ComfortDelgro Corp., Ltd.                                   7,212         7,298
Creative Technology, Ltd.                                     162         1,559
DBS Group Holdings ADR                                      1,338        48,350
Fraser and Neave, Ltd.                                      1,157        10,656
Haw Par Corp., Ltd.                                         2,426         7,719
Keppel Corp., Ltd. ADR                                      1,150        15,200
Neptune Orient Lines, Ltd.                                    207           461
Oversea-Chinese Banking Corp., Ltd.                         4,857        40,611
Singapore Airlines, Ltd.                                    2,560        18,434
Singapore Exchange Ltd.                                     5,831         7,417
Singapore Press Holdings, Ltd.                              8,053        22,253
Singapore Technologies Engineering, Ltd.                    7,169        11,123
Singapore Telecommunications, Ltd. ADR                      2,813        44,004
United Overseas Bank, Ltd.                                  2,575        44,965
Venture Corp., Ltd.                                         1,325        10,671
                                                                    -----------
                                                                        308,641
                                                                    -----------
Spain--4.2%
Abertis Infraestructuras SA                                 1,144        25,892
Acciona SA                                                    125        11,319
Acerinox SA(a)                                                897        14,748

Acs Actividades Cons y Serv(a)                              1,193        29,607
Altadis SA                                                  1,269        52,018
Amadeus Global Travel Distribution SA, Class A              1,575        14,903
Antena 3 Television SA(a)                                      92         7,527
Banco Bilbao Vizcaya ADR                                   13,725       223,306
Banco Popular Espanol SA                                      681        44,181
Banco Santander Central Hispano                            24,661       299,878
Cintra Concesiones de Infraestructuras de Transporte
   SA                                                       1,031        11,132
Corporacion Mapfre SA                                       2,409         7,439
Endesa SA ADR                                               3,942        89,049
Fomento de Connstrucciones Y Contratas SA                     217        11,120
Gamesa Corporacion Tecnologica, SA                            560         7,459
Gas Natural SDG SA                                            772        22,258
Grupo Ferrovial SA                                            328        18,623
Iberdrola SA                                                3,142        82,349
Iberia Lineas Aereas de Espana                              2,188         7,338
Inditex SA                                                    871        26,106
Indra Sistemas SA                                             624        11,228
Metrovacesa SA                                                208        11,147
NH Hoteles SA                                                 560         7,220
Promotora de Informaciones SA                                 367         7,433
Repsol SA  ADR                                              3,793       100,704
Sacyr Vallehermoso SA                                         622        11,167
Sociedad General de Aguas de Barcelona SA                     350         7,590
Sogecable S.A. (a)                                            188         7,551
Telefonica Publicidad e Informaciones SA                      821         7,426
Telefonica SA ADR                                           6,468       336,142
Union Fenosa SA                                               867        25,824
Zeltia SA(a)                                                  880         7,387
                                                                    -----------
                                                                      1,547,071
                                                                    -----------
Sweden--2.4%
Assa Abloy AB, Class B                                      1,566        22,259
Atlas Copco AB ADR                                            461        22,156
Atlas Copco AB(a)                                             333        14,633
Billerud AB                                                    88         1,297
Castellum AB                                                   55         1,800
Electrolux AB, Class A, ADR                                   549        25,561
Eniro AB                                                      633         7,504
Gambro AB, Class A                                            183         2,499
Gambro AB, Class B                                          1,332        18,290
Getinge AB                                                    742        11,123
Hennes & Mauritz AB, Class B                                1,937        66,846
Holmen AB                                                     137         4,334
Modern Times Group MTG AB, Class B(a)                         242         7,365
Nordea Bank AB                                              8,700        88,256
OMHEX AB(a)                                                   185         2,197
Sandvik AB                                                    879        36,692
SAS AB(a)                                                     128         1,286
Scania AB Class B                                             420        17,963
Securitas AB, Class B                                       1,443        23,167
Skandia Forsakrings AB                                      4,279        21,836
Skandinaviska Enskilda Banken AB, Class A                   1,948        37,093
Skanska AB                                                  1,517        18,413
SKF AB Class A ADR                                            387        18,160
Ssab Svenskt Stal AB                                          445        11,084
Svenska Cellulosa AB ADR                                      782        29,589
Svenska Handelbanken AB                                     2,195        52,073
Swedish Match AB                                            1,225        15,053
Tele2 AB ADR                                                  547        18,073
Telefonaktiebolaget LM Ericsson ADR(a)                      6,103       172,105

TeliaSonera AB                                              8,612        51,561
Trelleborg AB, Class B                                        421         7,331
Volvo AB ADR                                                  802        35,609
Volvo AB, Class A                                             416        17,865
                                                                    -----------
                                                                        881,073
                                                                    -----------
Switzerland--6.4%
Abb, Ltd.(a)                                                7,056        43,747
Adecco SA ADR                                               2,151        29,577
Ciba Specialty Chemicals AG, ADR                              683        22,088
Clariant AG, Registered                                     1,096        19,007
Compagnie Financiere Richemont                              2,220        69,939
Credit Suisse Group                                         4,681       200,347
Geberit AG                                                     21        15,446
Givaudan SA, Registered                                        35        22,566
Holcim Ltd.                                                   377        23,245
Kudelski SA(a)                                                 53         1,920
Kuoni Reisen Holding AG                                         4         1,776
Logitech International SA(a)                                  183        11,141
Lonza Group AG, Registered                                    183        11,235
Nestle SA  ADR                                              6,474       444,377
Nobel Biocare Holding AG                                      107        22,611
Novartis AG ADR                                            10,058       470,513
Rieter Holding AG                                              24         7,622
Roche Holding AG ADR                                        2,773       149,131
Schindler Holding AG                                           20         7,433
Serono SA ADR                                               1,055        19,148
SGS SA                                                         21        15,198
Straumann Holding AG                                           34         7,385
Sulzer AG                                                      18         7,790
Swatch Group AG                                               166         4,647
Swatch Group AG, Class B                                      192        26,527
Swiss Reinsurance Co. ADR                                   1,289        92,628
Swisscom AG ADR                                             1,100        40,458
Syngenta AG ADR(a)                                          2,302        48,343
UBS AG, Registered                                          4,517       382,942
Unaxis Holding AG                                              53         7,489
Valora Holdings AG                                             32         7,323
Zurich Financial Services ADR                               5,712       100,591
                                                                    -----------
                                                                      2,334,190
                                                                    -----------
United Kingdom--26.5%
3i Group PLC                                                2,591        32,838
Aegis Group PLC                                             5,705        10,994
Aggreko PLC                                                   833         2,828
Alliance Unichem PLC                                        1,035        15,137
Amec PLC                                                    1,896        11,427
Amvescap PLC                                                1,754        22,241
Anglo American PLC                                          6,146       145,717
ARM Holdings PLC ADR(a)                                     1,875        11,250
Arriva PLC                                                  1,088        10,796
Associated British Ports Holdings PLC                       1,628        14,786
Astrazeneca PLC ADR                                         6,772       267,697
Aviva PLC                                                   9,366       112,341
BAA PLC                                                     4,681        51,613
BAE Systems PLC                                             3,022        59,273
Balfour Beatty PLC                                          1,836        10,837
Barclays PLC ADR                                            7,269       301,227
Barratt Developments PLC                                    1,190        14,830
BBA Group PLC                                               1,993        11,371

Bellway PLC                                                   448         7,454
Berkeley Group Holdings (The)(a)                              488         7,474
BG Group PLC ADR                                            2,815       110,911
BHP Billiton PLC                                            4,882       132,693
BOC Group PLC ADR                                             955        37,159
Boots Group PLC                                             3,515        41,419
BP PLC  ADR                                                15,016       936,998
BPB PLC                                                     2,343        21,985
Brambles Industries PLC                                     3,219        18,426
British Airways ADR(a)                                        222        11,151
British American Tobacco PLC ADR                            3,492       123,302
British Land Co. PLC                                        2,475        37,601
British Sky Broadcasting PLC                                1,388        61,142
BT Group PLC  ADR                                           3,552       138,315
Bunzl PLC ADR                                                 379        18,821
Cable & Wireless PLC ADR                                    3,627        26,405
Cadbury Schweppes PLC ADR                                   2,068        84,168
Capita Group PLC                                            2,651        18,817
Carnival PLC                                                  743        40,917
Cattles PLC                                                 1,741        11,123
Centrica PLC ADR                                            1,756        76,566
Close Brothers Group PLC                                      515         7,535
Cobham PLC                                                    427        11,274
Compass Group PLC ADR                                       9,446        43,106
Corus Group PLC (a)                                        17,581        17,946
Daily Mail & General Trust                                  1,369        18,633
Davis Service Group PLC                                     1,403        11,601
De La Rue PLC                                                 392         2,831
Diageo PLC ADR                                              3,066       174,454
Dixons Group PLC ADR                                        3,061        26,506
Electrocomponents PLC                                       2,378        11,123
Emap PLC                                                    1,187        18,637
EMI Group PLC ADR                                           1,698        15,160
Enterprise Inns PLC                                         1,596        23,254
Exel PLC                                                    1,387        22,242
Firstgroup PLC                                              1,703        11,055
FKI PLC                                                     1,969         3,948
Friends Provident PLC                                       6,630        22,208
GKN PLC                                                     3,099        14,859
GlaxoSmithKline PLC ADR                                    12,241       562,106
Group 4 Securicor PLC(a)                                    5,904        15,288
GUS PLC                                                     4,537        78,100
Hammerson PLC                                               1,177        18,493
Hanson PLC ADR                                                631        29,720
Hays PLC                                                    7,325        18,423
HBOS PLC                                                    5,740       268,447
Hilton Group PLC                                            3,644        41,453
HMV Group PLC                                               2,422        11,447
HSBC Holdings PLC ADR                                       9,696       769,863
ICAP PLC                                                    2,177        11,276
IMI PLC                                                     1,947        15,080
Imperial Chemical Industries PLC ADR                        1,275        26,010
Imperial Tobacco Group ADR                                  1,547        81,991
Inchcape PLC                                                  397        14,852
Intercontinental Hotels Group PLC ADR                       2,844        33,559
International Power PLC ADR(a)                                654        22,674
Intertek Group PLC                                            766        11,190
Invensys PLC ADR                                           18,836        11,034
ITV PLC(a)                                                 16,865        40,624
J Sainsbury PLC ADR                                         1,519        33,210
J Sainsbury PLC                                                 2            11
Johnson Matthey PLC ADR                                       498        18,614

Kelda Group PLC                                             1,645        18,599
Kesa Electricals PLC                                        2,646        15,094
Kidde PLC  ADR                                                356        11,234
Kingfisher PLC  ADR                                         5,050        55,108
Land Securities Group PLC                                   1,963        47,930
Legal & General Group PLC ADR                               5,039        53,917
Liberty International PLC                                   1,033        18,807
Lloyds Tsb Group PLC ADR                                    6,135       222,516
LogicaCMG PLC                                               3,315        11,081
London Stock Exchange PLC                                   1,252        10,735
Man Group PLC                                               1,273        33,035
Marconi Corp. PLC (a)                                       1,071        10,912
Marks & Spencer Group ADR                                   1,242        48,722
Meggitt PLC                                                 2,185        10,870
MFI Furniture PLC                                           3,366         7,442
Misys PLC                                                   2,691        11,255
Mitchells & Butlers PLC                                     2,410        15,665
National Express Group PLC                                    660        11,255
National Grid Group PLC                                     2,714       126,879
Next PLC                                                    1,091        32,788
Novar PLC                                                   2,071         7,277
Pearson PLC                                                 3,373        41,353
Peninsular and Oriental Steam Navigation Co. (The)(a)       1,673        18,304
Persimmon PLC                                               1,269        18,127
Pilkington PLC                                              5,093        11,410
Provident Financial PLC                                     1,112        14,881
Prudential Corp. PLC                                        4,540        87,395
Punch Taverns PLC                                           1,183        15,382
Rank Group PLC ADR                                          1,476        15,734
Reckitt Benckiser PLC                                       2,343        74,394
Reed Elsevier PLC ADR                                       1,173        48,821
Rentokil Initial PLC ADR                                    1,741        26,647
Reuters Group PLC                                             963        44,395
Rexam PLC ADR                                                 414        18,941
Rio Tinto PLC ADR                                           1,069       138,702
Rolls-Royce Group PLC ADR                                   1,438        33,151
Royal & Sun Alliance Insurance Group ADR                    2,552        19,344
Royal Bank of Scotland Group PLC                           13,976       444,608
SABmiller PLC                                               3,336        52,529
Sage Group PLC (The)                                        5,712        21,729
Schroders PLC                                                 543         7,262
Scottish & Newcastle PLC                                    3,366        29,284
Scottish & Southern Energy ADR                              3,769        62,780
Scottish Power PLC ADR                                      2,018        62,961
Serco Group PLC                                             2,437        11,247
Severn Trent PLC                                            1,495        25,856
Shell Transport & Trading Co. ADR                           6,476       352,035
Signet Group PLC ADR                                          899        18,726
Slough Estates PLC                                          2,039        18,764
Smith & Nephew PLC ADR                                        820        38,557
Smiths Group PLC                                            2,345        37,715
Societe Generale ADR                                        6,782       141,291
SSL International PLC                                         586         3,357
Stagecoach Group PLC ADR(a)                                 3,646         7,613
Tate & Lyle PLC ADR                                           457        18,359
Taylor Woodrow PLC                                          2,546        14,726
Tesco PLC ADR                                              10,615       190,452
Tomkins PLC ADR                                               926        18,937
Trinity Mirror PLC                                          1,410        18,686
Unilever PLC                                                2,875       115,000
United Business Media PLC                                   1,694        17,020
United Utilities PLC                                        1,270        30,671

United Utilities PLC, Class A                               1,342        11,420
Vodafone Group PLC ADR                                     26,647       707,744
Whitbread PLC                                               1,279        22,510
William Hill PLC                                            1,805        18,798
Wimpey (George) PLC                                         1,750        14,548
Wolseley PLC  ADR                                           1,255        53,739
WPP Group PLC ADR                                             907        51,454
Yell Group PLC                                              2,933        26,235
                                                                    -----------
                                                                      9,734,602
                                                                    -----------
United States--0.1%
Synthes, Inc.                                                 226        25,232
                                                                    -----------
Total Common Stocks (Cost $35,031,594)                               36,864,962
                                                                    -----------
PREFERRED STOCKS--0.1%
Germany--0.1%
Porsche AG                                                     35        25,505
ProSiebenSat.1 Media AG                                        31           577
RWE AG                                                         64         3,392
                                                                    -----------
Total Preferred Stocks (Cost $25,949)                                    29,474
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS--3.8%
United States--3.8%
The Bank of New York Cash Reserve
Total Short Term Investment  (Cost $1,411,855)          1,411,855     1,411,855
                                                                    -----------
Total Investments (Cost $36,469,398) --104.1%                        38,306,291
                                                                    -----------

Liabilities in Excess of Other Assets-- (4.1)%                       (1,523,329)
                                                                    -----------
Net Assets--100.0%                                                  $36,782,962
                                                                    -----------

Schedule Of Investments
E*TRADE Russell 2000 Index Fund
March 31, 2005 (Unaudited)

                                                          Shares       Value
-------------------------------------------------------------------------------
COMMON STOCKS--99.1%
ADVERTISING--0.5%
ADVO, Inc.                                                  1,887   $    70,668
aQuantive, Inc.(a)                                          3,229        35,745
Catalina Marketing Corp.                                    3,558        92,152
DoubleClick, Inc.(a)                                        7,600        58,520
Greenfield Online, Inc.(a)                                    300         5,895
Marchex, Inc.(a)                                              200         3,728
Sitel Corp.(a)                                              3,900         7,644
ValueVision Media, Inc., Class A(a)                           979        12,110
Ventiv Health, Inc.(a)                                      1,300        29,900
Vertrue, Inc.(a)                                              304        10,774
                                                                    -----------
                                                                        327,136
                                                                    -----------
AEROSPACE/DEFENSE--0.8%
AAR Corp.(a)                                                2,024        27,526
BE Aerospace, Inc.(a)                                       3,800        45,600
Curtiss-Wright Corp.                                        1,452        82,764
DRS Technologies, Inc.(a)                                   1,636        69,530
Ducommun, Inc.(a)                                             355         7,100
GenCorp., Inc.                                              3,062        61,240
HEICO Corp.                                                 1,072        21,547
Innovative Solutions & Support(a)                             300         9,525
MTC Technologies, Inc.(a)                                     315        10,238
Orbital Sciences Corp.(a)                                   3,498        33,861
Sequa Corp., Class A(a)                                       280        14,518
Teledyne Technologies, Inc.(a)                              2,180        68,234
Titan Corp. (The)(a)                                        5,724       103,947
United Industrial Corp.                                       517        15,314
                                                                    -----------
                                                                        570,944
                                                                    -----------
AGRICULTURE--0.1%
Delta & Pine Land Co.                                       2,482        67,013
DIMON, Inc.                                                 2,819        17,619
Maui Land & Pineapple Co., Inc.(a)                            175         7,508
                                                                    -----------
                                                                         92,140
                                                                    -----------
AIRLINES--0.6%
Airtran Holdings, Inc.(a)                                   5,536        50,101
Alaska Air Group, Inc.(a)                                   1,696        49,930
Alaska Communications Systems Group, Inc.                     900         9,045
America West Holdings Corp., Class B(a)                     2,340        12,706
Continental Airlines, Inc., Class B(a)                      4,397        52,940
Delta Air Lines, Inc.(a)                                    7,000        28,350
ExpressJet Holdings, Inc.(a)                                2,470        28,183
FLYi, Inc.(a)                                               3,111         3,951
Frontier Airlines, Inc.(a)                                  2,183        22,878
Mesa Air Group, Inc.(a)                                     1,970        13,790

Northwest Airlines Corp.(a)                                 4,933        33,002
Pinnacle Airlines Corp.(a)                                  1,100        11,682
Republic Airways Holdings, Inc.(a)                            200         2,500
SkyWest, Inc.                                               3,888        72,277
                                                                    -----------
                                                                        391,335
                                                                    -----------
APPAREL--0.7%
Cache, Inc.                                                   500         6,775
Carter's, Inc.(a)                                             300        11,925
Cherokee, Inc.                                                358        11,986
Deckers Outdoor Corp.(a)                                      600        21,444
Escalade, Inc.                                                400         5,452
Gymboree Corp.(a)                                           1,927        24,165
Hartmarx Corp.(a)                                           1,300        12,402
K-Swiss, Inc., Class A                                      1,620        53,509
OshKosh B'Gosh, Inc., Class A                                 459        14,000
Oxford Industries, Inc.                                       792        28,979
Phillips-Van Heusen Corp.                                   1,540        41,026
Quiksilver, Inc.(a)                                         3,830       111,184
Russell Corp.                                               1,798        32,508
Skechers U.S.A., Inc., Class A(a)                           1,161        17,972
Stride Rite Corp.                                           2,316        30,803
Warnaco Group, Inc. (The)(a)                                2,870        68,994
Weyco Group, Inc.                                             130         5,691
                                                                    -----------
                                                                        498,815
                                                                    -----------
AUTO MANUFACTURERS--0.3%
A.S.V., Inc.(a)                                               395        15,660
Aftermarket Technology Corp.(a)                               690        11,385
CLARCOR, Inc.                                               1,562        81,161
Collins & Aikman Corp.(a)                                   2,400         2,952
Smith (A.O.) Corp.                                          1,028        29,678
Wabash National Corp.(a)                                    1,907        46,531
                                                                    -----------
                                                                        187,367
                                                                    -----------
AUTO PARTS & EQUIPMENT--0.8%
ArvinMeritor, Inc.                                          4,600        71,162
Bandag, Inc.                                                  731        34,342
Comercial Vehicle Group, Inc.(a)                              500        10,000
Cooper Tire & Rubber Co.                                    4,379        80,398
Exide Technologies(a)                                       1,400        18,060
Goodyear Tire & Rubber Co. (The)(a)                        10,321       137,786
Hayes Lemmerz International, Inc.(a)                        2,500        13,000
Modine Manufacturing Co.                                    1,476        43,291
Molina Healthcare, Inc.(a)                                    500        23,045
Noble International, Ltd.                                     300         6,798
Standard Motor Products, Inc.                                 791         9,255
Strattec Security Corp.(a)                                    175         9,377
Superior Industries International, Inc.                     1,422        37,555
Tenneco Automotive, Inc.(a)                                 2,607        32,483
United Panam Financial Corp.(a)                               200         4,078
Visteon Corp.                                               8,754        49,985
                                                                    -----------
                                                                        580,615
                                                                    -----------

BANKS--9.5%
EuroBancshares, Inc.(a)                                       500         8,455
1st Source Corp.                                              717        15,294
ABC Bancorp                                                   728        12,296
Abington Community Bancorp, Inc.(a)                           500         6,445
Alabama National Bancorp                                      742        45,922
AMCORE Financial, Inc.                                      1,531        43,251
Americanwest Bancorp.                                         640        12,333
Anchor BanCorp Wisconsin, Inc.                              1,094        30,752
Apollo Investment Corp.                                     4,044        67,858
Ares Capital Corp.                                            710        11,644
Arrow Financial Corp.                                         558        15,194
Atlantic Coast Federal Corp.(a)                               300         3,738
BancFirst Corp.                                               196        13,528
Bancorp Bank(a)                                               345         4,830
Bancorpsouth, Inc.                                          5,100       105,263
BancTrust Financial Group, Inc.                               388         7,853
Bank Mutual Corp.                                           4,861        57,457
Bank of Granite Corp.                                         801        14,810
Bank of the Ozarks, Inc.                                      688        21,844
BankAtlantic Bancorp, Inc., Class A                         2,777        48,320
BankUnited Financial Corp., Class A(a)                      1,698        45,608
Banner Corp.                                                  495        13,350
Berkshire Hills Bancorp, Inc.                                 286         9,653
Beverly Hills Bancorp, Inc.                                   800         8,576
BFC Financial Corp.(a)                                        375         3,544
Boston Private Financial Holdings, Inc.                     1,609        38,214
Brookline Bancorp, Inc.                                     3,986        59,391
Bryn Mawr Bank Corp.                                          350         7,147
Camden National Corp.                                         348        12,302
Capital City Bank Group, Inc.                                 446        18,067
Capital Corporation of the West                               185         8,599
Capital Crossing Bank                                         200         6,580
Capital Southwest Corp.                                       100         7,910
Capitol Bancorp, Ltd.                                         647        19,572
Cascade Bancorp                                               915        17,760
Cathay General Bancorp                                      2,850        89,775
Center Financial Corp.                                        600        10,578
Central Coast Bancorp                                         576         9,660
Central Pacific Financial Corp.                             1,920        64,608
Century Bancorp, Inc., Class A                                169         4,845
Charter Financial Corp.                                       175         5,840
Chemical Financial Corp.                                    1,569        51,000
Chittenden Corp.                                            3,151        82,147
Circle Group Holdings, Inc.(a)                              1,400         1,008
Citizens Banking Corp.                                      2,710        79,566
Citizens First Bancorp, Inc.                                  378         8,445
City Bank                                                     333        10,769
City Holding Co.                                              975        28,797
Clifton Savings Bancorp, Inc.                                 800         8,960
Coastal Financial Corp.                                       853        12,829
CoBiz, Inc.                                                   833        16,144
Columbia Bancorp                                              309         9,845
Columbia Banking System, Inc.                                 838        19,903
Commercial Capital Bancorp, Inc.                            2,281        46,418
Commercial Federal Corp.                                    2,662        73,604
Community Bank System, Inc.                                 1,820        41,696
Community Banks, Inc.                                         667        16,668
Community Trust Bancorp, Inc.                                 781        22,501
Corus Bankshares, Inc.                                        886        42,253
CVB Financial Corp.                                         3,103        56,288
Dime Community Bancshares                                   2,081        31,631

Downey Financial Corp.                                      1,100        67,683
East West Bancorp, Inc.                                     3,434       126,782
Farmers Capital Bank Corp.                                    300        10,140
Fidelity Bankshares, Inc.                                   1,270        29,185
Financial Institutions, Inc.                                  352         6,973
First Bancorp North Carolina                                  565        12,792
First Bancorp Puerto Rico                                   2,300        97,175
First Busey Corp., Class A                                    816        15,790
First Charter Corp.                                         1,892        42,740
First Citizens BancShares, Inc., Class A                      273        39,962
First Commonwealth Financial Corp.                          4,571        62,623
First Community Bancorp                                       763        33,801
First Community Bancshares, Inc.                              623        17,488
First Financial Bancorp                                     2,375        43,344
First Financial Bankshares, Inc.                              802        35,793
First Financial Corp.                                         818        24,172
First Financial Holdings, Inc.                                776        21,557
First Indiana Corp.                                           750        18,150
First Merchants Corp.                                       1,037        26,858
First Midwest Bancorp, Inc.                                 2,900        94,192
First Niagara Financial Group, Inc.                         7,861       103,844
First Oak Brook Bancshares, Class A                           336         9,841
First of Long Island Corp.                                    166         7,025
First Place Financial Corp.                                   774        14,164
First Republic Bank                                         1,218        39,427
First State Bancorp                                         1,082        18,367
FirstFed Financial Corp.(a)                                   954        48,664
Flagstar Bancorp, Inc.                                      2,153        42,091
Flushing Financial Corp.                                      962        17,508
FNB Corp.                                                   3,400        65,110
FNB Corp. (Virginia)                                          329         8,482
Franklin Bank Corp.(a)                                        700        12,075
Frontier Financial Corp.                                      918        34,792
GB&T Bancshares, Inc.                                         672        14,556
German American Bancorp                                       617         9,564
Glacier Bancorp, Inc.                                       1,525        46,513
Gold Bancorp, Inc.                                          2,658        37,292
Great Southern Bancorp, Inc.                                  688        22,339
Greater Bay Bancorp                                         3,489        85,166
Hancock Holding Co.                                         1,686        54,795
Hanmi Financial Corp.                                       1,958        32,405
Harbor Florida Bancshares, Inc.                             1,189        40,545
Harleysville National Corp.                                 1,588        33,745
Harris & Harris Group, Inc.(a)                                900        10,836
Heartland Financial USA, Inc.                                 643        12,770
Horizon Financial Corp.                                       500         9,390
IBERIABANK Corp.                                              325        18,285
Independent Bank Corp. (Massachusetts)                        851        24,679
Independent Bank Corp. (Michigan)                           1,301        37,430
Integra Bank Corp.                                            930        20,590
Interchange Financial Services Corp.                        1,114        19,217
Irwin Financial Corp.                                       1,000        23,020
ITLA Capital Corp.(a)                                         294        14,688
K-Fed Bancorp.                                                300         3,789
Kearny Financial Corp.(a)                                   1,500        16,680
KNBT Bancorp, Inc.                                          1,900        29,070
Lakeland Bancorp, Inc.                                        925        14,402
Lakeland Financial Corp.                                      271        10,420
Macatawa Bank Corp.                                           394        13,229
MAF Bancorp, Inc.                                           1,765        73,318
Main Street Banks, Inc.                                       822        21,767
MainSource Financial Group, Inc.                              623        13,694

MB Financial, Inc.                                          1,191        45,615
MBT Financial Corp.                                           877        16,549
Mercantile Bank Corp.                                         373        15,248
Mid-State Bancshares                                        1,468        39,049
Midwest Banc Holdings, Inc.                                   657        13,081
Nara Bancorp, Inc.                                          1,046        14,696
NASB Financial, Inc.                                          130         5,148
National Penn Bancshares, Inc.                              2,165        53,194
NBC Capital Corp.                                             343         8,294
NBT Bancorp, Inc.                                           2,059        46,142
Net.Bank, Inc.                                              3,184        27,000
Northwest Bancorp, Inc.                                     1,363        29,182
Oak Hill Financial, Inc.                                      200         6,732
OceanFirst Financial Corp.                                    592        13,598
Ocwen Financial Corp.(a)                                    2,278        18,383
Old National Bancorp/IN                                     4,595        93,279
Old Second Bancorp, Inc.                                      816        24,623
Omega Financial Corp.                                         649        19,330
Oriental Financial Group, Inc.                              1,060        24,825
Pacific Capital Bancorp                                     2,954        87,970
Park National Corp.                                           761        85,613
Partners Trust Financial Group, Inc.                        1,935        20,511
Peapack-Gladstone Financial Corp.                             360         9,720
PennFed Financial Services, Inc.                              564         8,370
PennRock Financial Services Corp.                             511        17,844
Peoples Bancorp, Inc.                                         685        18,427
Peoples Holding Co.                                           579        18,007
PFF Bancorp, Inc.                                           1,129        31,160
Piper Jaffray Cos.(a)                                       1,100        40,249
Placer Sierra Bancshares                                      300         6,891
PrivateBancorp, Inc.                                          916        28,772
Prosperity Bancshares, Inc.                                   880        23,311
Provident Bankshares Corp.                                  2,053        67,667
Provident Financial Holdings, Inc.                            249         7,405
Provident Financial Services, Inc.                          4,917        84,081
R&G Financial Corp., Class B                                1,635        50,963
Republic Bancorp, Inc.                                      4,659        63,083
Republic Bancorp, Inc., Class A                               422         9,377
Riggs National Corp.                                        1,060        20,235
Royal Bancshares of Pennsylvania, Class A                     227         5,155
S&T Bancorp, Inc.                                           1,636        57,914
Sanders Morris Harris Group, Inc.                             700        12,656
Sandy Spring Bancorp, Inc.                                    894        28,894
Santander BanCorp                                             247         6,504
SCBF Financial Corp.                                          547        16,426
Seacoast Banking Corp. of Florida                             748        14,721
Security Bank Corp.                                           175         7,208
Signature Bank(a)                                             300         7,953
Silicon Valley Bancshares(a)                                2,175        95,831
Simmons First National Corp., Class A                         844        20,948
Smithtown Bancorp, Inc.                                       200         5,604
Southern Community Financial Corp.(a)                         900         8,460
Southside Bancshares, Inc.                                    633        13,195
Southwest Bancorp of Texas, Inc.                            4,564        83,749
Southwest Bancorp, Inc.                                       661        12,195
State Bancorp, Inc.                                           409        10,638
State Financial Services Corp., Class A                       290        10,716
Sterling Bancorp (New York)                                   964        23,396
Sterling Bancshares, Inc.                                   3,063        43,495
Sterling Financial Corp. (Pennsylvania)                     1,363        35,465
Sterling Financial Corp. (Washington)                       1,283        45,803
Suffolk Bancorp                                               714        23,583

Sun Bancorp, Inc. (New Jersey)                                530        12,129
Susquehanna Bancshares, Inc.                                2,874        70,068
SY Bancorp, Inc.                                              778        17,116
Taylor Capital Group, Inc.                                    176         5,746
Texas Capital Bancshares, Inc.(a)                           1,200        25,200
Texas Regional Bancshares, Inc., Class A                    2,539        76,449
TierOne Corp.                                               1,128        26,508
Tompkins Trustco, Inc.                                        385        16,382
TriCo Bancshares                                              552        11,564
TrustCo Bank Corp. NY                                       4,862        55,864
Trustmark Corp.                                             3,200        92,800
UMB Financial Corp.                                           856        48,724
Umpqua Holdings Corp.                                       2,987        69,746
Union Bankshares Corp.                                        385        12,328
United Bankshares, Inc.                                     2,500        82,850
United Community Banks, Inc.                                1,789        42,453
United Community Financial Corp.                            1,709        18,953
Univest Corp. of Pennsylvania                                 500        19,905
Unizan Financial Corp.                                      1,384        35,984
USB Holding Co., Inc.                                         734        16,287
Virginia Commerce Bancorp                                     450        12,168
Virginia Financial Group, Inc.                                350        11,513
Washington Trust Bancorp, Inc.                                763        20,967
WesBanco, Inc.                                              1,019        28,033
West Bancorporation                                           967        16,478
West Coast Bancorp                                            892        21,230
Westamerica Bancorp.                                        2,000       103,540
Western Sierra Bancorp                                        300        10,239
Westfield Financial, Inc.                                     223         5,575
Wilshire Bancorp, Inc.                                        800        10,432
Wintrust Financial Corp.                                    1,319        62,112
WSFS Financial Corp.                                          259        13,613
Yardville National Bancorp                                    424        13,831
                                                                    -----------
                                                                      6,572,842
                                                                    -----------
BEVERAGES--0.1%
Boston Beer Co., Inc., Class A(a)                             569        12,461
Coca-Cola Bottling Co. Consolidated                           196        10,253
Farmer Brothers Co.                                           330         7,904
Hansen Natural Corp(a)                                        300        18,021
National Beverage Corp.                                       336         2,738
Peet's Coffee & Tea, Inc.(a)                                  737        18,167
Standard Commercial Corp.                                     649        12,071
                                                                    -----------
                                                                         81,615
                                                                    -----------
BIOTECHNOLOGY--1.4%
Accelrys, Inc.(a)                                           1,678         9,951
Alexion Pharmaceuticals, Inc.(a)                            1,714        37,134
Applera Corp. - Celera Genomics Group(a)                    4,832        49,528
Ariad Pharmaceuticals, Inc.(a)                              3,396        19,018
Avant Immunotherapeutics, Inc.(a)                           4,834         7,879
Axonyx, Inc.(a)                                             3,500         4,305
Barrier Therapeutics, Inc.(a)                                 300         4,647
BioCryst Pharmaceuticals, Inc.(a)                           1,300         5,993
Bioveris Corp.(a)                                           1,143         6,035
Cambrex Corp.                                               1,579        33,633
Cancervax Corp.(a)                                          1,000         6,590
Ciphergen Biosystems, Inc.(a)                               1,449         4,014

Corgentech, Inc.(a)                                           300           696
CuraGen Corp.(a)                                            2,691        11,195
Curis, Inc.(a)                                              3,200        11,456
Cytogen Corp.(a)                                              900         5,211
Cytokinetics, Inc.(a)                                         500         3,280
deCODE genetics, Inc.(a)                                    3,276        18,673
Diversa Corp.(a)                                            1,475         7,346
Encysive Pharmaceuticals, Inc.(a)                           3,817        39,010
Exelixis, Inc.(a)                                           4,190        28,408
Genaera Corp.(a)                                            3,800         8,664
Genelabs Technologies(a)                                    6,000         3,600
Genencor International, Inc.(a)                               358         6,884
GTx, Inc.(a)                                                  200         1,820
Human Genome Sciences, Inc.(a)                              8,800        81,136
Illumina, Inc.(a)                                           2,000        16,160
Immunomedics, Inc.(a)                                       2,818         6,848
Incyte Corp.(a)                                             4,613        31,507
Integra LifeSciences Holdings Corp.(a)                      1,124        39,587
Keryx Biopharmaceuticals, Inc.(a)                           1,500        20,040
Kosan Biosciences, Inc.(a)                                  1,324         5,428
Lexicon Genetics, Inc.(a)                                   4,089        20,895
Lifecell Corp.(a)                                           1,800        16,020
Marshall Edwards, Inc.(a)                                     300         2,502
Maxim Pharmaceuticals, Inc.(a)                              1,800         3,168
Maxygen, Inc.(a)                                            1,539        13,205
Momenta Pharmaceuticals, Inc.(a)                              300         2,541
Myogen, Inc.(a)                                             1,200         9,468
Myriad Genetics, Inc.(a)                                    2,059        37,865
Nanogen, Inc.(a)                                            3,200        11,136
Northfield Laboratories, Inc.(a)                            1,600        18,000
Oscient Pharmaceuticals Corp.(a)                            3,900         9,126
Peregrine Pharmaceuticals, Inc.(a)                          8,524        12,530
PRA International(a)                                          500        13,465
Regeneration Technologies, Inc.(a)                          1,584        16,331
Regeneron Pharmaceuticals, Inc.(a)                          2,359        12,054
Seattle Genetics, Inc.(a)                                   1,971        10,131
TECHNE Corp.(a)                                             2,563       102,980
Telik, Inc.(a)                                              3,373        50,865
Tercica, Inc.(a)                                              300         2,289
Third Wave Technologies, Inc.(a)                            1,771        10,201
Transkaryotic Therapies, Inc.(a)                            1,872        46,734
Vion Pharmaceuticals, Inc.(a)                               3,600        10,260
                                                                    -----------
                                                                        967,442
                                                                    -----------
BUILDING MATERIALS--1.1%
Aaon, Inc.(a)                                                 400         6,584
Apogee Enterprises, Inc.                                    1,615        23,062
Ceradyne, Inc.                                              1,441        32,235
Drew Industries, Inc.(a)                                      307        11,559
Eagle Materials, Inc.                                       1,060        85,796
ElkCorp                                                     1,089        41,883
Genlyte Group, Inc. (The)(a)                                  792        71,256
Integrated Electrical Services, Inc.(a)                     2,039         5,628
Interline Brands, Inc.                                        800        15,296
Lennox International, Inc.                                  3,044        66,724
LSI Industries, Inc.                                        1,133        12,724
NCI Building Systems, Inc.(a)                               1,373        52,998
Simpson Manufacturing Co., Inc.                             2,312        71,441
Texas Industries, Inc.                                      1,182        63,533
Trex Co., Inc.(a)                                             669        29,710

US Concrete, Inc.(a)                                        1,200         7,524
USG Corp.(a)                                                2,180        72,289
York International Corp.                                    2,699       105,746
                                                                    -----------
                                                                        775,988
                                                                    -----------
CHEMICALS--2.9%
Aceto Corp.                                                 1,443        10,707
Airgas, Inc.                                                3,900        93,171
Albemarle Corp.                                             2,321        84,392
American Vanguard Corp.                                       200         8,974
Arch Chemicals, Inc.                                        1,420        40,427
Bio-Rad Laboratories, Inc., Class A(a)                      1,000        48,710
Cabot Microelectronics Corp.(a)                             1,541        48,357
Calgon Carbon Corp.                                         2,107        17,994
Crompton Corp.                                              7,784       113,646
Cytec Industries Corp.                                      2,600       141,050
Ferro Corp.                                                 2,593        48,800
Georgia Gulf Corp.                                          1,968        90,489
Grace (W.R.) & Co.(a)                                       4,387        37,377
Great Lakes Chemical Corp.                                  3,288       105,611
H.B. Fuller Co.                                             1,809        52,461
Hercules, Inc.(a)                                           7,412       107,400
Kronos Worldwide, Inc.                                        164         6,982
MacDermid, Inc.                                             1,687        54,828
Minerals Technologies, Inc.                                 1,180        77,620
Mosaic Co.(a)                                               8,564       146,101
Myers Industries, Inc.                                      1,516        21,391
Newmarket Corp.(a)                                            865        16,089
NL Industries, Inc.                                           408         9,425
Nuco2, Inc.(a)                                                300         7,890
Octel Corp.                                                   736        13,638
Olin Corp.                                                  4,604       102,669
OM Group, Inc.(a)                                           1,722        52,383
OMNOVA Solutions, Inc.(a)                                   2,652        14,241
PolyOne Corp.(a)                                            5,979        53,094
Quaker Chemical Corp.                                         558        11,461
Raven Industries, Inc.                                        980        20,012
Rogers Corp.(a)                                               943        37,720
Schulman (A.), Inc.                                         1,884        32,819
Spartech Corp.                                              1,571        31,184
Stepan Co.                                                    266         6,254
SurModics, Inc.(a)                                            851        27,155
Symyx Technologies, Inc.(a)                                 1,777        39,183
Terra Industries, Inc.(a)                                   3,000        23,280
UAP Holding Corp.                                           1,900        30,590
Valhi, Inc.                                                   618        12,144
Vertex Pharmaceuticals, Inc.(a)                             5,181        48,494
Wellman, Inc.                                               2,015        29,137
Westlake Chemical Corp.                                       700        22,645
                                                                    -----------
                                                                      1,997,995
                                                                    -----------
COMMERCIAL SERVICES--4.6%
Aaron Rents, Inc.                                           2,376        47,520
ABM Industries, Inc.                                        2,505        48,171
Ace Cash Express, Inc.(a)                                     600        13,650
Actuant Corp., Class A(a)                                   1,641        73,714

Administaff, Inc.(a)                                        1,214        17,724
Advance America Cash Advance                                4,500        69,660
Advisory Board Co. (The)(a)                                   970        42,389
Albany Molecular Research, Inc.(a)                          1,595        16,397
Alderwoods Group, Inc.(a)                                   2,629        32,705
Arbinet - The Exchange, Inc.                                  400         7,624
Arbitron, Inc.(a)                                           1,943        83,356
Armor Holdings, Inc.(a)                                     1,827        67,763
Bowne & Co., Inc.                                           2,310        34,742
Bright Horizons Family Solutions, Inc.(a)                   1,704        57,493
CDI Corp.                                                     788        17,438
Central Parking Corp.                                       1,047        17,987
Charles River Associates, Inc.(a)                             484        23,885
Chemed Corp.                                                  751        57,436
Clark, Inc.(a)                                                916        14,180
CMGI, Inc.(a)                                              30,236        62,891
Coinstar, Inc.(a)                                           1,487        31,524
Consolidated Graphics, Inc.(a)                                718        37,767
Cornell Cos, Inc.(a)                                          785         9,891
CorVel Corp.(a)                                               334         7,121
CoStar Group, Inc.(a)                                         987        36,371
Cross Country Healthcare, Inc.(a)                           1,598        26,782
Darling International, Inc.(a)                              4,272        17,045
DiamondCluster International, Inc.(a)                       1,500        24,150
Dollar Financial Corp.                                        500         5,945
Educate, Inc.(a)                                            1,100        15,257
Electro Rent Corp.                                          1,019        13,675
Euronet Worldwide, Inc.(a)                                  1,543        44,053
Exponent, Inc.(a)                                             300         7,167
FTI Consulting, Inc.(a)                                     2,633        54,345
Gartner Inc. Class A(a)                                     4,254        40,711
Gevity HR, Inc.                                             1,619        30,955
Greg Manning Auctions, Inc.(a)                                200         2,014
GSI Commerce, Inc.(a)                                       1,110        15,018
Harris Interactive, Inc.(a)                                 3,384        15,600
Healthcare Services Group, Inc.                               882        21,389
Heidrick & Struggles International, Inc.(a)                   978        35,961
Hudson Highland Group, Inc.(a)                              1,278        21,841
Huron Consulting Group, Inc.(a)                               300         6,213
Insurance Auto Auctions, Inc.(a)                              418        11,641
Interactive Data Corp.(a)                                   2,300        47,725
Intersections, Inc.(a)                                        300         4,365
iPayment Holdings, Inc.(a)                                    682        28,780
j2 Global Communications, Inc.(a)                           1,055        36,197
Jackson Hewitt Tax Service                                  2,300        48,116
Kelly Services, Inc., Class A                                 961        27,667
Kforce, Inc.(a)                                             1,600        17,584
Korn/Ferry International(a)                                 1,944        36,994
Labor Ready, Inc.(a)                                        2,722        50,765
Landauer, Inc.                                                563        26,765
Learning Tree International, Inc.(a)                          410         5,908
Lecg Corp.(a)                                                 800        15,680
Magellan Health Services, Inc.(a)                           1,700        57,885
MAXIMUS, Inc.(a)                                            1,065        35,667
McGrath Rentcorp                                            1,250        29,225
Medical Staffing Network Holdings, Inc.(a)                    726         4,799
Midas, Inc.(a)                                                938        21,415
Mobile Mini, Inc.(a)                                          827        33,419
Monro Muffler Brake, Inc.(a)                                  605        15,615
MPS Group, Inc.(a)                                          7,116        74,789
Navigant Consulting Co.(a)                                  2,984        81,254
NetRatings, Inc.(a)                                           607         9,257

PDI, Inc.(a)                                                  393         8,057
Plexus Corp.(a)                                             2,675        30,789
Pre-Paid Legal Services, Inc.                                 632        21,387
PRG-Schultz International, Inc.(a)                          2,679        13,422
Princeton Review, Inc. (The)(a)                               919         5,064
Proxymed, Inc.(a)                                             300         2,607
QC Holdings, Inc.(a)                                          300         4,509
Quanta Services, Inc.(a)                                    4,694        35,815
R.R. Donnelley Corp.(a)                                     1,420        82,489
Rent-Way, Inc.(a)                                           1,666        13,661
Resources Connection, Inc.(a)                               3,096        64,799
Rewards Network, Inc.(a)                                      888         3,694
Rollins, Inc.                                               1,933        35,954
SFBC International, Inc.                                      789        27,804
Sotheby's Holdings, Inc., Class A(a)                        3,130        53,085
Source Interlink Cos., Inc.(a)                              1,100        12,375
SOURCECORP, Inc.(a)                                           910        18,327
Spherion Corp.(a)                                           4,070        30,484
Stamps.com, Inc.                                            1,018        16,899
Stewart Enterprises, Inc., Class A(a)                       7,036        43,271
Strayer Education, Inc.                                       785        88,957
TeleTech Holdings, Inc.(a)                                  2,344        30,284
Thomas Nelson, Inc.                                           662        15,656
TNS, Inc.(a)                                                  200         3,590
Trimeris, Inc.(a)                                             925        10,416
Tyler Technologies, Inc.(a)                                 2,477        18,850
United Rentals, Inc.(a)                                     2,679        54,143
Universal Technical Institute, Inc.(a)                        800        29,440
URS Corp.(a)                                                1,983        57,011
Valassis Communications, Inc.(a)                            3,500       122,361
Volt Information Sciences, Inc.(a)                            366         8,839
Watson Wyatt & Co. Holdings                                 2,000        54,400
Wireless Facilities, Inc.(a)                                3,084        19,275
World Fuel Services Corp.                                   1,496        47,124
Wright Express Corp.(a)                                     2,700        46,170
                                                                    -----------
                                                                      3,180,040
                                                                    -----------
COMPUTERS--4.7%
ActivCard Corp.(a)                                          2,764        17,551
Advanced Digital Information Corp.(a)                       4,294        35,211
Advent Software, Inc.(a)                                    1,488        27,052
Agile Software Corp.(a)                                     3,537        25,749
ANSYS, Inc.(a)                                              2,080        71,157
Anteon International Corp.(a)                               1,664        64,780
Aspen Technology, Inc.(a)                                   2,748        15,609
autobytel.com, Inc.(a)                                      2,607        13,139
BISYS Group, Inc.(a)                                        8,100       127,007
Black Box Corp.                                               947        35,427
Brocade Communications Systems, Inc.(a)                    17,500       103,600
CACI International, Inc., Class A(a)                        1,839       101,568
Carreker, Inc.(a)                                           1,400         7,854
CCC Information Services Group, Inc.(a)                       409         9,346
CIBER, Inc.(a)                                              3,489        25,365
Concur Technologies, Inc.(a)                                1,656        13,447
Covansys Corp.(a)                                           1,400        20,881
Cray, Inc.(a)                                               5,587        14,247
CyberGuard Corp.(a)                                           929         7,655
Dendrite International, Inc.(a)                             2,252        31,618
Digimarc Corp.(a)                                             934         5,744
Digital River, Inc.(a)                                      2,281        71,076

Digitas, Inc.(a)                                            4,660        47,066
Dot Hill Systems Corp.(a)                                   2,717        16,166
DSP Group, Inc.(a)                                          1,850        47,656
E.piphany, Inc.(a)                                          4,960        17,608
Echelon Corp.(a)                                            1,718        11,751
Eclipsys Corp.(a)                                           2,282        35,325
eCollege.com, Inc.(a)                                         945        12,228
Electronics For Imaging, Inc.(a)                            3,455        61,637
Enterasys Networks, Inc.(a)                                14,207        19,890
Entrust, Inc.(a)                                            4,177        15,664
Epicor Software Corp.(a)                                    2,730        35,763
Extreme Networks, Inc.(a)                                   7,333        43,191
FalconStor Software, Inc.(a)                                1,607         9,594
Gamestop Corp., Class B(a)                                  2,279        50,822
Gateway, Inc.(a)                                           15,034        60,587
Hypercom Corp.(a)                                           3,296        15,590
Hyperion Solutions Corp.(a)                                 2,578       113,715
IDX Systems Corp.(a)                                        1,321        45,878
iGATE Corp.(a)                                              1,313         4,897
Imation Corp.                                               2,400        83,400
InFocus Corp.(a)                                            2,595        14,895
infoUSA, Inc.(a)                                            1,977        20,778
Intergraph Corp.(a)                                         2,086        60,098
Internet Security Systems, Inc.(a)                          2,396        43,847
Interwoven, Inc.(a)                                         2,521        19,639
Iomega Corp.(a)                                             3,330        14,286
Kanbay International, Inc.(a)                                 400         8,184
Keynote Systems, Inc.(a)                                      860        10,208
Komag, Inc.(a)                                              1,709        38,196
Kronos, Inc.(a)                                             1,956        99,971
Lasercard Corp.(a)                                            613         3,053
Lexar Media, Inc.(a)                                        4,623        23,023
Lionbridge Technologies, Inc.(a)                            3,171        18,043
Manhattan Associates, Inc.(a)                               1,892        38,540
MAPICS, Inc.(a)                                             1,497        19,057
Maxwell Technologies, Inc.(a)                                 700         6,419
MICROS Systems, Inc.(a)                                     1,972        72,392
Mobility Electronics, Inc.(a)                               1,500        10,485
MTS Systems Corp.                                           1,154        33,501
NetScout Systems, Inc.(a)                                   1,470         6,542
Network Equipment Technologies, Inc.(a)                     1,518         8,546
Overland Storage, Inc.(a)                                     792        11,627
Packeteer, Inc.(a)                                          2,178        33,519
PalmOne, Inc.(a)                                            2,623        66,572
Palmsource, Inc.(a)                                           842         7,612
PC-Tel, Inc.(a)                                             1,195         8,795
PEC Solutions, Inc.(a)                                        743         9,347
Pegasus Solutions, Inc.(a)                                  1,308        15,461
Perot Systems Corp., Class A(a)                             4,997        67,160
Planar Systems, Inc.(a)                                       838         7,559
Progress Software Corp.(a)                                  1,992        52,230
QAD, Inc.                                                     795         6,575
Quantum Corp.(a)                                           12,215        35,546
Quest Software, Inc.(a)                                     3,387        46,876
RadiSys Corp.(a)                                            1,107        15,675
Retek, Inc.(a)                                              3,764        42,232
RSA Security, Inc.(a)                                       4,635        73,465
Safeguard Scientifics, Inc.(a)                              8,147        11,569
SafeNet, Inc.(a)                                            1,638        48,010
Sapient Corp.(a)                                            5,113        37,555
ScanSoft, Inc.(a)                                           5,240        19,493
ScanSource, Inc.(a)                                           786        40,738

Secure Computing Corp.                                      2,383        20,422
SI International, Inc.(a)                                     400        11,052
Silicon Graphics, Inc.(a)                                  17,671        21,028
Silicon Storage Technology, Inc.(a)                         5,330        19,828
SimpleTech, Inc.(a)                                         1,129         4,448
Sonic Solutions, Inc.(a)                                    1,303        19,610
SonicWALL, Inc.(a)                                          4,005        20,385
SS&C Technologies, Inc.                                       810        18,468
Stratasys, Inc.(a)                                            455        12,890
Sykes Enterprises, Inc.(a)                                  1,558        10,703
Synaptics, Inc.(a)                                          1,543        35,798
Synnex Corp.(a)                                               300         5,226
Syntel, Inc.                                                  304         5,381
Take-Two Interactive Software, Inc.(a)                      2,786       108,933
Tier Technologies, Inc., Class B(a)                           982         7,237
Transaction Systems Architects, Inc., Class A(a)            2,588        59,912
TTM Technologies, Inc.(a)                                   2,712        28,368
Verity, Inc.(a)                                             1,854        17,520
Verso Technologies, Inc.(a)                                 9,033         3,252
WatchGuard Technologies, Inc.(a)                            2,253         7,277
Xybernaut Corp.(a)                                         12,000         5,040
                                                                    -----------
                                                                      3,263,608
                                                                    -----------
COMPUTERS, PERIPHERAL & SOFTWARE--0.4%
Actuate Corp.(a)                                            3,500         8,400
Callwave, Inc.(a)                                             200         1,180
Captaris, Inc.(a)                                           1,900         7,695
Digi International, Inc.(a)                                 1,500        20,580
Factset Research Systems, Inc.                              1,950        64,370
Interchange Corp.(a)                                          200         2,027
Intervideo, Inc.(a)                                           400         4,400
Kintera, Inc.(a)                                              300         1,590
Mapinfo Corp(a)                                             1,400        16,856
McDATA Corp., Class A(a)                                    7,900        29,783
Merge Technologies, Inc.(a)                                   700        12,285
Motive, Inc.(a)                                               300         3,000
Navarre Corp.(a)                                            1,400        11,130
Ness Technologies, Inc.(a)                                    800         9,584
Netgear, Inc.(a)                                            1,500        22,635
Open Solutions, Inc.(a)                                       800        15,864
Phase Forward, Inc.(a)                                        300         1,959
Planetout, Inc.(a)                                            300         2,529
Rightnow Technologies, Inc.(a)                                400         4,904
Transact Technologies, Inc.(a)                                400         4,004
Tumbleweed Communications Corp.(a)                          3,100         8,556
Ultimate Software Group, Inc.(a)                            1,000        15,980
WebSideStory, Inc.(a)                                         300         3,675
Witness Systems, Inc.(a)                                    1,400        24,570
                                                                    -----------
                                                                        297,556
                                                                    -----------
COSMETICS/PERSONAL CARE--0.2%
Chattem, Inc.(a)                                              945        42,025
Elizabeth Arden, Inc.(a)                                    1,345        31,930
Inter Parfums, Inc.                                           258         3,715
Revlon, Inc., Class A(a)                                    9,842        28,345
                                                                    -----------
                                                                        106,015
                                                                    -----------

DISTRIBUTION/WHOLESALE--0.9%
Advanced Energy Industries, Inc.(a)                         1,481        14,321
Advanced Marketing Services, Inc.                             886         5,316
Aviall, Inc.(a)                                             1,631        45,668
Beacon Roofing Supply, Inc.(a)                                800        17,508
BlueLinx Holdings, Inc.                                       600         8,106
Building Materials Holdings Corp.                             771        34,294
Central European Distribution Corp.                           747        24,868
Comfort Systems USA, Inc.(a)                                2,400        18,600
Handleman Co.                                               1,319        25,008
Keystone Automotive Industries, Inc.(a)                       888        20,566
LKQ Corp.(a)                                                  900        18,063
Owens & Minor, Inc.                                         2,573        69,857
SCP Pool Corp.                                              3,439       109,567
United Stationers, Inc.(a)                                  2,124        96,111
Watsco, Inc.                                                1,554        65,423
WESCO International, Inc.(a)                                1,229        34,412
                                                                    -----------
                                                                        607,688
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Accredited Home Lenders Holding Co.(a)                        948        34,346
Advanta Corp., Class B                                      1,126        25,898
Affiliated Managers Group, Inc.                             1,498        92,920
Archipelago Hldgs, Inc., Usd 0.01(a)                          600        10,620
Asset Acceptance Capital Corp.(a)                             400         7,632
Asta Funding, Inc.                                            600        12,702
BKF Capital Group, Inc.                                       300        12,003
Calamos Asset MGMT-A(a)                                     1,400        37,688
Century Business Services, Inc.(a)                          4,072        16,695
Charter Municipal Mortgage Acceptance Co.                   3,003        64,565
Cohen & Steers, Inc.                                          400         6,600
Collegiate Funding Services(a)                                400         6,232
CompuCredit Corp.(a)                                        1,021        27,179
Credit Acceptance Corp.(a)                                    500         9,890
Digital Insight Corp.(a)                                    2,322        38,081
Encore Capital Group, Inc.(a)                                 600         8,730
Federal Agricultrural Mortgage Corp., Class C                 414         7,241
Financial Federal Corp.(a)                                    952        33,672
Forrester Research, Inc.(a)                                   846        11,912
Gabelli Asset Management, Inc., Class A                       339        15,136
GFI Group, Inc.(a)                                            400        10,732
Gladstone Capital Corp.                                       576        12,223
Greenhill & Co, Inc.                                          200         7,160
Investment Technology Group, Inc.(a)                        3,002        52,535
Knight Trading Group, Inc.(a)                               7,859        75,761
LaBranche & Co, Inc.(a)                                     3,600        33,480
Ladenburg Thalmann Financial Services, Inc.(a)                365           248
Marketaxess Holdings, Inc.(a)                                 300         3,351
Marlin Business Services, Inc.(a)                             300         6,114
MCG Capital Corp.                                           2,239        34,447
Metris Companies, Inc.(a)                                   2,008        23,273
National Financial Partners Co.                             2,100        83,580
NCO Group, Inc.(a)                                          1,727        33,763
Nelnet, Inc., Class A(a)                                      400        12,732
Optionsxpress Hldgs., Inc.(a)                               1,400        22,666
Phoenix Companies, Inc.                                     6,408        81,894
Portfolio Recovery Associates, Inc.(a)                        757        25,761
Resource America, Inc., Class A                               889        31,155
S1 Corp.(a)                                                 4,685        32,514

StarTek, Inc.                                                 700        11,760
Stifel Financial Corp.                                        466        10,159
SWS Group, Inc.                                               914        14,651
World Acceptance Corp.(a)                                     916        23,376
                                                                    -----------
                                                                      1,123,077
                                                                    -----------
ELECTRIC--1.7%
Avista Corp.                                                3,148        55,090
Black Hills Corp.                                           2,160        71,431
Calpine Corp.(a)                                           30,000        84,000
Central Vermont Public Service Corp.                          752        16,905
CH Energy Group, Inc.                                         944        43,141
Cleco Corp.                                                 3,260        69,438
CMS Energy Corp.(a)                                        12,966       169,076
Duquesne Light Holdings, Inc.                               5,000        89,600
El Paso Electric Co.(a)                                     3,112        59,128
Empire District Electric Co. (The)                          1,534        35,681
IDACORP, Inc.                                               2,820        80,003
MGE Energy, Inc.                                            1,185        39,283
Ormat Technologies, Inc.(a)                                   400         6,264
Otter Tail Corp.                                            1,769        44,296
Plug Power, Inc.(a)                                         3,281        21,655
PNM Resources, Inc.                                         3,882       103,572
Sierra Pacific Resources(a)                                 7,931        85,258
UIL Holdings Corp.                                            732        37,076
UniSource Energy Corp.                                      2,121        65,687
                                                                    -----------
                                                                      1,176,584
                                                                    -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
American Superconductor Corp.(a)                            1,500        14,970
Belden CDT, Inc.                                            2,921        64,874
C&D Technologies, Inc.                                      1,630        16,382
Capstone Turbine Corp.(a)                                   5,400         8,370
Cherokee International Corp.(a)                               300         2,097
Color Kinetics, Inc.(a)                                       200         2,016
Encore Wire Corp.                                             908         9,262
Enersys(a)                                                    700         9,170
GrafTech International Ltd.(a)                              6,362        36,200
Magnetek, Inc.(a)                                           1,500         7,995
Medis Technologies Ltd.(a)                                    836        11,988
Microtune, Inc.(a)                                          3,500        15,085
Power-One, Inc.(a)                                          4,272        20,762
Ultralife Batteries, Inc.(a)                                  800        13,696
Wilson Greatbatch Technologies, Inc.(a)                     1,211        22,089
                                                                    -----------
                                                                        254,956
                                                                    -----------
ELECTRONICS--4.1%
Actel Corp.(a)                                              1,627        25,023
Aeroflex, Inc.(a)                                           4,337        40,464
Agilysys, Inc.                                              1,675        32,931
Analogic Corp.                                                737        31,875
Artesyn Technologies, Inc.(a)                               2,272        19,789
ATMI, Inc.(a)                                               2,120        53,085
Barnes Group, Inc.                                            858        23,312
Bel Fuse, Inc., Class B                                       701        21,240
Benchmark Electronics, Inc.                                 2,693        85,718

Brady Corp., Class A                                        2,496        80,746
California Micro Devices Corp.(a)                           1,200         6,060
Checkpoint Systems, Inc.(a)                                 2,505        42,284
Coherent, Inc.(a)                                           2,067        69,782
CTS Corp.                                                   2,382        30,966
Cubic Corp.                                                   904        17,122
Cymer, Inc.(a)                                              2,482        66,443
Daktronics, Inc.(a)                                           899        19,463
DDI Corp.(a)                                                1,600         4,480
Diodes, Inc.                                                  367         9,957
Dionex Corp.(a)                                             1,041        56,735
DuPont Photomasks, Inc.(a)                                    877        23,390
EDO Corp.                                                     956        28,728
Electro Scientific Industries, Inc.(a)                      1,782        34,553
Energy Conversion Devices, Inc.(a)                          1,402        31,867
ESS Technology, Inc.(a)                                     2,217        11,684
Exar Corp.(a)                                               2,531        33,915
Excel Technology, Inc.(a)                                     760        18,681
Faro Technologies, Inc.(a)                                    700        16,478
FEI Co.(a)                                                  1,512        35,003
FuelCell Energy, Inc.(a)                                    2,631        26,257
General Cable Corp.(a)                                      2,630        31,744
Helix Technology Corp.                                      1,588        24,566
Herley Industries, Inc.(a)                                    705        12,063
Hutchinson Technology, Inc.(a)                              1,641        57,074
II-VI, Inc.                                                 1,488        25,951
Keithley Instruments, Inc.                                    787        12,694
KEMET Corp.(a)                                              5,886        45,617
LeCroy Corp.(a)                                               400         6,852
Lifeline Systems, Inc.                                        542        16,433
Littelfuse, Inc.(a)                                         1,395        39,967
Mattson Technology, Inc.(a)                                 2,624        20,835
Measurement Specialties, Inc.(a)                              700        16,100
Mentor Graphics Corp.(a)                                    4,986        68,308
Mercury Computer Systems, Inc.(a)                           1,462        40,322
Merix Corp.(a)                                              1,000        11,210
Methode Electronics, Inc., Class A                          2,217        26,848
Metrologic Instruments, Inc.                                  532        11,959
Micrel, Inc.(a)                                             4,479        41,296
Microsemi Corp.(a)                                          3,999        65,144
MKS Instruments, Inc.(a)                                    2,021        32,093
Molecular Devices Corp.(a)                                    968        18,392
Moog, Inc., Class A                                         1,665        75,258
Multi-Fineline Electronix, Inc.(a)                            300         5,295
OSI Systems, Inc.(a)                                          802        14,043
Park Electrochemical Corp.                                  1,031        20,888
Photon Dynamics, Inc.(a)                                      958        18,259
Photronics, Inc.(a)                                         2,191        39,657
Power Integrations, Inc.(a)                                 1,669        34,865
RAE Systems, Inc.(a)                                        2,300         7,061
Rayovac Corp.(a)                                            3,278       136,364
REMEC, Inc.(a)                                              4,140        21,859
Rofin-Sinar Technologies, Inc.(a)                             928        29,826
Rudolph Technologies, Inc.(a)                                 776        11,687
SBS Technologies, Inc.(a)                                     928        10,347
Silicon Image, Inc.(a)                                      4,891        49,203
Siliconix, Inc.(a)                                            280         9,878
Sipex Corp.(a)                                              1,383         3,209
Spatialight, Inc.(a)                                        1,600         8,080
Stoneridge, Inc.(a)                                           913        11,148
Suntron Corp.(a)                                              100           215
Supertex, Inc.(a)                                             426         7,800

Sypris Solutions, Inc.                                        310         3,323
Taser International, Inc.                                   3,300        39,600
Technitrol, Inc.(a)                                         2,673        39,881
Thomas & Betts Corp.                                        3,916       126,487
Trimble Navigation Ltd.                                     3,417       115,529
Triumph Group, Inc.(a)                                        931        36,253
Universal Display Corp.(a)                                  1,443        10,087
Universal Electronics, Inc.(a)                                836        14,112
Varian, Inc.(a)                                             2,147        81,350
Vicor Corp.                                                 1,072        11,192
Viisage Technology, Inc.(a)                                 1,900         6,403
Watts Water Technologies, Inc., Class A                     1,638        53,415
Woodhead Industries, Inc.                                     725         9,860
Woodward Governor Co.                                         604        43,307
X-Rite, Inc.                                                1,317        19,808
Zoran Corp.(a)                                              2,805        29,032
Zygo Corp.(a)                                               1,036        13,427
                                                                    -----------
                                                                      2,791,507
                                                                    -----------
ENERGY & RELATED--0.3%
Alpha Natural Resources, Inc.                               2,000        57,289
Foundation Coal Holdings, Inc.(a)                           1,600        37,616
Headwaters, Inc.(a)                                         2,226        73,057
KCS Energy, Inc.(a)                                         3,183        48,891
                                                                    -----------
                                                                        216,904
                                                                    -----------
ENERGY - ALTERNATE SOURCES--0.2%
Danielson Holdings Corp.(a)                                 3,000        51,750
KFX, Inc.(a)                                                3,099        41,527
Syntroleum Corp.(a)                                         1,700        20,808
                                                                    -----------
                                                                        114,085
                                                                    -----------
ENGINEERING & CONSTRUCTION--0.3%
EMCOR Group, Inc.(a)                                          910        42,606
Granite Construction, Inc.                                  2,090        54,904
Infrasource Services, Inc.(a)                                 400         4,800
Layne Christensen Co.(a)                                      500         8,635
Perini Corp.(a)                                               464         6,399
Washington Group International, Inc.(a)                     1,565        70,409
                                                                    -----------
                                                                        187,753
                                                                    -----------
ENTERTAINMENT--1.8%
24/7 Real Media, Inc.(a)                                    1,800         5,850
4Kids Entertainment, Inc.(a)                                  852        18,838
Alliance Gaming Corp.(a)                                    3,356        32,184
Ambassadors Group, Inc.                                       400        13,368
Ameristar Casinos, Inc.                                       569        31,113
AnswerThink Consulting Group, Inc.(a)                       2,800        11,564
Argosy Gaming Co.(a)                                        1,637        75,171
Blue Coat Systems, Inc.(a)                                    600        14,100
Blue Nile, Inc.(a)                                            200         5,530
Carmike Cinemas, Inc.                                         383        14,278
Chordiant Software, Inc.(a)                                 4,700         7,849
Churchill Downs, Inc.                                         385        15,242

Corillian Corp.(a)                                          2,200         7,656
Cybersource Corp.(a)                                        1,700         8,755
Dover Downs Gaming & Entertainment, Inc.                      637         7,931
Dover Motorsports, Inc.                                       931         4,702
Empire Resorts, Inc.(a)                                       400         2,892
Equinix, Inc.(a)                                              600        25,404
Gaylord Entertainment Co.(a)                                2,061        83,264
Great Wolf Resorts, Inc.                                    1,400        34,930
Hollywood Entertainment Corp.(a)                            3,427        45,134
INTAC International(a)                                        400         5,040
Internap Network Services Corp.(a)                         19,600        11,564
Internet Capital Group, Inc.(a)                             2,500        17,550
Ipass, Inc.(a)                                              2,900        17,748
Isle of Capri Casinos, Inc.(a)                                786        20,860
Ivillage, Inc.(a)                                           2,000        12,180
Lakes Entertainment, Inc.                                     900        16,200
Macrovision Corp.(a)                                        3,352        76,392
Magna Entertainment Corp., Class A(a)                       2,353        14,447
Martha Stewart Living Omnimedia Inc., Class A(a)              734        16,581
MTR Gaming Group, Inc.(a)                                   1,479        18,340
Nevada Gold & Casinos, Inc.(a)                                500         6,400
Patten Corp.(a)                                               900        11,565
Penn National Gaming, Inc.(a)                               4,370       128,390
Pinnacle Entertainment, Inc.(a)                             2,711        45,274
RealNetworks, Inc.(a)                                       7,600        43,928
Redback Network, Inc.(a)                                    2,100        12,558
Scientific Games Corp., Class A(a)                          5,021       114,730
Shuffle Master, Inc.                                        2,397        69,417
Six Flags, Inc.(a)                                          6,327        26,067
Speedway Motorsports, Inc.                                    857        30,595
Steinway Musical Instruments, Inc.(a)                         300         8,988
Sunterra Corp.(a)                                           1,100        16,588
Travelzoo, Inc.(a)                                            100         4,972
Vail Resorts, Inc.(a)                                       1,088        27,472
World Wrestling Entertainment, Inc.                           769         9,228
ZixIT Corp.(a)                                              1,200         4,488
                                                                    -----------
                                                                      1,253,317
                                                                    -----------
ENVIRONMENTAL CONTROL--0.5%
Aleris International, Inc.(a)                               1,600        39,920
Casella Waste Systems, Inc., Class A(a)                     1,258        16,643
Duratek, Inc.(a)                                              500         9,975
Metal Management, Inc.                                      1,000        25,680
Mine Safety Appliances Co.                                  1,481        57,374
Tetra Tech, Inc.(a)                                         3,596        45,382
Thermogenesis(a)                                            2,900        14,500
TRC Companies, Inc.(a)                                        463         6,806
Waste Connections, Inc.                                     3,117       108,316
                                                                    -----------
                                                                        324,596
                                                                    -----------
FOOD--2.4%
American Italian Pasta Co., Class A                           889        24,359
Arden Group, Inc., Class A                                     44         3,123
BJ'S Restaurants, Inc.(a)                                     525        10,180
CAL-MAINE Foods, Inc.                                         900         7,074
CEC Entertainment, Inc.(a)                                  2,509        91,829
Chiquita Brands International, Inc.                         2,536        67,914
Corn Products International, Inc.                           4,786       124,387

Flowers Foods, Inc.                                         2,341        66,040
Gold Kist, Inc.(a)                                            800        12,720
Great Atlantic & Pacific Tea Co.(a)                           943        14,051
Hain Celestial Group, Inc.(a)                               1,614        30,085
IHOP Corp.                                                  1,204        57,407
Ingles Markets, Inc., Class A                                 487         6,487
J & J Snack Foods Corp.                                       262        12,269
Jack in the Box, Inc.(a)                                    2,287        84,848
Lance, Inc.                                                 1,552        24,941
Landry's Restaurants, Inc.                                  1,228        35,514
M&F Worldwide Corp.(a)                                        500         6,670
Mgp Ingredients, Inc.                                         400         3,336
Nash Finch Co.                                                749        28,455
P.F. Chang's China Bistro, Inc.(a)                          1,546        92,451
Panera Bread Co., Class A(a)                                1,748        98,814
Papa John's International, Inc.(a)                            711        24,686
Pathmark Stores, Inc.(a)                                    1,900        11,989
Performance Food Group Co.(a)                               2,900        80,272
Provide Commerce, Inc.(a)                                     200         5,776
Ralcorp Holdings, Inc.                                      2,004        94,889
Rare Hospitality International, Inc.(a)                     2,143        66,176
Ruddick Corp.                                               2,046        47,365
Sanderson Farms, Inc.                                         655        28,303
Sanfilippo  (John B.) & Son, Inc.(a)                          242         5,948
Seabooard Corp.                                                17        18,241
Sensient Technologies Corp.                                 3,188        68,733
Sonic Corp.                                                 4,006       133,799
Tejon Ranch Co.(a)                                            515        22,969
United Natural Foods, Inc.                                  2,650        75,870
Weis Markets, Inc.                                            721        26,583
Wild Oats Markets, Inc.(a)                                  1,928        20,495
                                                                    -----------
                                                                      1,635,048
                                                                    -----------
FOREST PRODUCTS & PAPER--0.6%
American Woodmark Corp.                                       668        24,235
Buckeye Technologies, Inc.(a)                               1,844        19,915
Caraustar Industries, Inc.(a)                               1,822        23,504
Chesapeake Corp.                                            1,123        23,605
Deltic Timber Corp.                                           607        23,734
Glatfelter Co.                                              1,981        29,220
Pope & Talbot, Inc.                                           929        16,332
Potlatch Corp.                                              2,020        95,080
Rock-Tenn Co., Class A                                      2,012        26,760
Schweitzer-Mauduit International, Inc.                        841        28,216
Universal Forest Products, Inc.                               896        34,810
Wausau-Mosinee Paper Corp.                                  2,978        42,109
                                                                    -----------
                                                                        387,520
                                                                    -----------
GAS--0.6%
EnergySouth, Inc.                                             319         9,135
Laclede Group, Inc. (The)                                   1,178        34,398
NICOR, Inc.                                                 2,900       107,561
Peoples Energy Corp.                                        2,500       104,800
Southwestern Energy Co.(a)                                  2,376       134,861
                                                                    -----------
                                                                        390,755
                                                                    -----------

HAND/MACHINE TOOLS--0.4%
Baldor Electric Co.                                         2,218        57,247
Franklin Electric Co., Inc.                                   920        34,712
Kennametal, Inc.                                            2,458       116,730
Powell Industries, Inc.(a)                                    339         6,278
Regal-Beloit Corp.                                          1,670        48,079
                                                                    -----------
                                                                        263,046
                                                                    -----------

HEALTH CARE--5.0%
Abiomed, Inc.(a)                                              900         9,522
Adeza Biomedical Corp.                                        300         3,657
Advanced Neuromodulation Systems, Inc.(a)                   1,146        30,724
Aksys Ltd.(a)                                                 384         1,217
Alliance Imaging, Inc.(a)                                     625         5,969
Amedisys, Inc.(a)                                             800        24,200
America Service Group, Inc.                                   650        14,385
American Healthways, Inc.                                   1,812        59,832
American Medical Systems Holdings, Inc.(a)                  3,374        57,965
AMERIGROUP Corp.(a)                                         3,330       121,744
AMN Healthcare Services, Inc.(a)                              718        11,423
AmSurg Corp.                                                1,892        47,868
Animas Corp.(a)                                               200         4,042
Apria Healthcare Group, Inc.(a)                             3,400       109,140
Arrow International, Inc.                                   1,051        36,102
ArthroCare Corp.(a)                                         1,226        34,941
Aspect Medical Systems, Inc.(a)                               788        17,013
Bei Technologies, Inc.                                        700        16,779
Beverly Enterprises, Inc.(a)                                7,252        89,780
BioLase Technology, Inc.                                    1,221        10,379
BioMarin Pharmaceutical, Inc.(a)                            4,272        22,001
Biosite, Inc.(a)                                              775        40,323
Bruker BioSciences Corp.(a)                                 1,470         5,174
Candela Corp.                                               1,060         9,455
Cardiac Science, Inc.(a)                                    4,837         5,563
CardioDynamics International Corp.(a)                       2,266         6,617
Centene Corp.                                               2,526        75,755
Cepheid, Inc.(a)                                            2,754        26,631
Cerner Corp.(a)                                             1,797        94,360
Closure Medical Corp.(a)                                      324         8,651
Compx International, Inc.(a)                                  200         3,396
Conceptus, Inc.(a)                                          1,540        12,012
CONMED Corp.(a)                                             2,045        61,595
CTI Molecular Imaging, Inc.(a)                              2,123        43,033
Cyberonics, Inc.(a)                                         1,006        44,435
Cyberoptics Corp.(a)                                          500         6,240
Datascope Corp.                                               716        21,895
DHB Industries, Inc.(a)                                     1,498        13,182
Diagnostic Products Corp.                                   1,416        68,393
DJ Orthopedics, Inc.(a)                                     1,059        26,528
E-Z-Em, Inc.                                                  300         3,576
Encore Medical Corp.(a)                                     2,400        12,912
Enzo Biochem, Inc.                                          1,715        24,730
Enzon Pharmaceuticals, Inc.(a)                              2,879        29,337
Exactech, Inc.(a)                                             330         5,600
Foxhollow Technologies, Inc.(a)                               300         8,460
Genesis HealthCare Corp.(a)                                 1,148        49,238
Gentiva Health Services, Inc.(a)                            1,538        24,885
Haemonetics Corp.(a)                                        1,144        48,231
Hanger Orthopedic Group, Inc.(a)                            1,342         7,985

Hologic, Inc.(a)                                            1,296        41,310
Hooper Holmes, Inc.                                         3,718        14,203
ICU Medical, Inc.(a)                                          652        23,146
Immunicon Corp.(a)                                            300         1,767
Intermagnetics General Corp.                                1,750        42,595
Intralase Corp.(a)                                            500         8,370
Invacare Corp.                                              1,584        70,694
Inverness Medical Innovations, Inc.(a)                        823        19,341
IVAX Diagnostics, Inc.(a)                                     300         1,215
Kensey Nash Corp.(a)                                          635        17,196
Kindred Healthcare, Inc.                                    1,636        57,424
Kyphon, Inc.(a)                                             1,617        40,700
LabOne, Inc.(a)                                               980        33,790
Laserscope(a)                                               1,053        33,422
LCA-Vision, Inc.                                              950        31,635
LifePoint Hospitals, Inc.(a)                                2,546       111,617
Luminex Corp.(a)                                            1,703        12,824
Matria Healthcare, Inc.(a)                                    948        29,113
Medcath Corp.(a)                                              300         8,790
Medical Action Industries, Inc.(a)                            419         7,919
Mentor Corp.                                                2,732        87,697
Merit Medical Systems, Inc.(a)                              1,446        17,338
Micro Therapeutics, Inc.(a)                                   864         3,335
Microtek Medical Holdings, Inc.(a)                          2,800        10,024
Microvision, Inc.(a)                                        1,100         6,413
National Healthcare Corp.                                     264         9,031
Oakley, Inc.                                                1,449        18,576
OCA, Inc.(a)                                                2,772        11,781
Occulogix, Inc.                                               600         5,040
Odyssey Healthcare, Inc.(a)                                 2,435        28,636
Option Care, Inc.                                             768        15,813
OraSure Technologies, Inc.(a)                               2,604        19,165
Orthologic Corp.(a)                                         2,333        11,805
Orthovita, Inc.(a)                                          2,900         9,860
Palatin Technologies, Inc.(a)                               3,397         7,949
Palomar Medical Technologies, Inc.(a)                         600        16,182
Pediatrix Medical Group, Inc.(a)                            1,310        89,853
PolyMedica Corp.                                            1,921        61,011
Possis Medical, Inc.(a)                                       911         7,625
Province Healthcare Co.(a)                                  3,374        81,280
PSS World Medical, Inc.(a)                                  4,410        50,142
Psychiatric Solutions, Inc.(a)                                900        41,400
Quidel Corp.(a)                                             2,116         8,274
Radiation Therapy Services, Inc.(a)                           300         5,694
RehabCare Group, Inc.(a)                                      924        26,528
Res-Care, Inc.(a)                                           1,000        12,510
Sierra Health Services, Inc.(a)                             1,443        92,121
Sonic Innovations, Inc.(a)                                  1,200         6,696
SonoSite, Inc.(a)                                             895        23,252
Specialty Laboratories, Inc.(a)                               525         5,014
Stereotaxis, Inc.(a)                                          300         2,325
Steris Corp.(a)                                             4,600       116,149
Sunrise Senior Living, Inc.(a)                                923        44,858
Symbion, Inc.(a)                                              400         8,548
Symmetry Med, Inc.(a)                                         500         9,510
Thoratec Corp.(a)                                           2,937        35,890
TriPath Imaging, Inc.(a)                                    1,680        11,827
Urologix, Inc.(a)                                             800         3,672
Ventana Medical Systems, Inc.(a)                            1,754        65,705
Viasys Healthcare, Inc.(a)                                  1,934        36,901
VistaCare, Inc., Class A(a)                                   421         8,618
VISX, Inc.(a)                                               3,171        74,328

Vital Sign, Inc.                                              213         8,497
Wellcare Group, Inc.(a)                                       500        15,230
West Pharmaceutical Services, Inc.                          2,002        47,848
Wright Medical Group, Inc.(a)                               1,634        39,216
Young Innovations, Inc.                                       182         6,670
Zila, Inc.(a)                                               3,100        12,524
Zoll Medical Corp.(a)                                         457        10,296
                                                                    -----------
                                                                      3,472,603
                                                                    -----------
HOLDING COMPANIES--0.2%
Navigators Group, Inc.(a)                                     400        13,258
Provident Bancorp, Inc.                                     2,991        36,610
Triarc Companies, Inc.                                      2,235        30,910
Walter Industries, Inc.                                     1,608        68,420
                                                                    -----------
                                                                        149,198
                                                                    -----------
HOME BUILDERS--1.0%
Beazer Homes USA, Inc.                                      2,796       139,408
Brookfield Homes Corp.                                        916        38,664
Champion Enterprises, Inc.(a)                               4,644        43,654
Coachmen Industries, Inc.                                     878        11,941
Comstock Homebuilding Cos., Inc.(a)                           300         6,387
Dominion Homes, Inc.(a)                                       136         2,302
Fleetwood Enterprises, Inc.(a)                              3,458        30,085
Levitt Corp., Class A                                         890        22,820
M/I Schottenstein Homes, Inc.                                 784        38,361
Meritage Corp.(a)                                           1,324        78,010
Monaco Coach Corp.                                          1,659        26,793
Orleans Homebuilders, Inc.(a)                                  77         1,416
Palm Harbor Homes, Inc.(a)                                    483         7,854
Skyline Corp.                                                 337        12,971
Technical Olympic Usa, Inc.                                   472        14,254
Thor Industries, Inc.                                       2,358        70,528
WCI Communities, Inc.(a)                                    2,267        68,191
William Lyon Homes, Inc.(a)                                   195        14,957
Winnebago Industries, Inc.                                  1,582        49,991
                                                                    -----------
                                                                        678,587
                                                                    -----------
HOME FURNISHINGS--0.6%
Applica, Inc.(a)                                            1,149         5,814
Bassett Furniture Industries, Inc.                            658        12,963
Digital Theater Systems, Inc.(a)                            1,000        18,110
Ethan Allen Interiors, Inc.                                 2,200        70,400
Furniture Brands International, Inc.                        3,300        71,972
Hooker Furniture Corp.                                        283         5,346
Kimball International, Inc., Class B                        1,513        21,939
La-Z-Boy, Inc.                                              3,400        47,362
Libbey, Inc.                                                  860        18,060
Movado Group, Inc.                                            846        15,651
Select Comfort Corp.(a)                                     2,422        49,506
Standex International Corp.                                   603        16,462
Stanley Furniture Co., Inc.                                   243        11,489
Tempur-Pedic International, Inc.(a)                         1,100        20,526
                                                                    -----------
                                                                        385,600
                                                                    -----------

HOUSEHOLD PRODUCTS / WARES--1.1%
American Greetings Corp., Class A                           4,178       106,456
Blyth, Inc.                                                 1,700        54,128
Central Garden & Pet Co.(a)                                 1,004        44,035
CSS Industries, Inc.                                          317        11,586
Ennis Business Forms, Inc.                                  1,561        26,412
Harland (John H.) Co.(a)                                    1,765        60,645
Jarden Corp.(a)                                             1,717        78,776
Lifetime Hoan Corp.                                           300         4,647
National Presto Industries, Inc.                              201         8,100
Playtex Products, Inc.(a)                                   2,309        20,781
Russ Berrie & Co., Inc.                                       533        10,207
Standard Register Co. (The)                                   582         7,333
Toro Co.                                                    1,327       117,441
Tupperware Corp.                                            3,393        69,081
Valence Technology, Inc.(a)                                 4,019        12,338
Water Pik Technologies, Inc.(a)                               500         9,850
Yankee Candle Co. (The)(a)                                  3,409       108,066
                                                                    -----------
                                                                        749,882
                                                                    -----------
INSURANCE--2.3%
21st Century Insurance Group                                1,250        17,438
Affirmative Insurance Holdings, Inc.                          500         7,375
Alfa Corp.                                                  2,038        29,449
American Equity Investment Life Holding Co.                 1,300        16,627
American Physicians Capital, Inc.(a)                          387        13,262
AmerUs Group Co.                                            2,611       123,369
Argonaut Group, Inc.(a)                                     1,446        30,684
Baldwin & Lyons, Inc., Class B                                535        13,878
Bristol West Holdings, Inc.                                   900        13,950
Ceres Group, Inc.(a)                                        1,900        10,317
Citizens, Inc.                                              2,003        11,517
CNA Surety Corp.(a)                                           942        12,811
Commerce Group, Inc.                                        1,474        91,359
Crawford & Co., Class B                                       838         5,992
Delphi Financial Group, Inc., Class A                       1,531        65,833
Direct General Corp.                                          900        18,486
Donegal Group, Inc.                                           336         6,105
Emc Insurance Group, Inc.                                     307         5,851
Enstar Group, Inc.(a)                                         141         8,460
FBL Financial Group, Inc., Class A                            744        20,832
First Acceptance Corp.(a)                                   1,300        13,780
First Advantage Corp.(a)                                      100         2,100
FPIC Insurance Group, Inc.(a)                                 400        12,860
Great American Financial Resources, Inc.                      331         5,607
Harleysville Group, Inc.                                      787        15,630
HealthExtras, Inc.(a)                                       1,178        19,614
Hilb, Rogal & Hamilton Co.                                  1,923        68,843
Horace Mann Educators Corp.                                 2,681        47,561
Independence Holding Co.                                      273         4,922
Infinity Property & Casualty Corp.                          1,186        37,074
Kansas City Life Insurance Co.                                135         6,583
LandAmerica Financial Group, Inc.                           1,044        52,231
Midland Co. (The)                                             451        14,211
National Interstate Corp.(a)                                  300         5,040
National Western Life Insurance Co., Class A(a)               100        17,094
NYMAGIC, Inc.                                                 113         2,678
Ohio Casualty Corp.(a)                                      3,974        91,323
Philadelphia Consolidated Holding Corp.(a)                  1,026        79,546

PICO Holdings, Inc.(a)                                        519        13,447
PMA Capital Corp., Class A(a)                               1,697        13,576
Presidential Life Corp.                                     1,339        21,799
ProAssurance Corp.(a)                                       1,676        66,202
RLI Corp.                                                   1,544        63,999
Safety Insurance Group, Inc.                                  482        14,923
Selective Insurance Group, Inc.                             1,754        81,087
State Auto Financial Corp.                                    799        21,269
Stewart Information Services Corp.                          1,032        38,721
Tower Group, Inc.                                             900        12,006
Triad Guaranty, Inc.(a)                                       585        30,777
U.S.I. Holdings Corp.(a)                                    2,342        27,589
UICI                                                        2,500        60,625
United Fire & Casualty Co.                                    850        28,756
Universal American Financial Corp.(a)                       1,697        29,358
Vesta Insurance Group, Inc.                                 2,400         8,520
Zenith National Insurance Corp.                               682        35,369
                                                                    -----------
                                                                      1,588,315
                                                                    -----------
IRON / STEEL--1.1%
AK Steel Holding Corp.(a)                                   7,354        81,335
Allegheny Technologies, Inc.                                6,207       149,650
Carpenter Technology Corp.                                  1,543        91,670
Cleveland-Cliffs, Inc.                                      1,330        96,916
Gibraltar Steel, Inc.                                       1,375        30,168
Oregon Steel Mills, Inc.(a)                                 2,300        52,900
Reliance Steel & Aluminum Co.                               1,792        71,698
Ryerson Tull, Inc.                                          1,471        18,638
Schnitzer Steel Industries, Inc., Class A                   1,082        36,496
Steel Dynamics, Inc.(a)                                     2,479        85,402
Steel Technologies, Inc.                                      500        11,995
Wheeling-Pittsburgh Corp.(a)                                  500        15,525
                                                                    -----------
                                                                        742,393
                                                                    -----------
LEISURE TIME--0.3%
Callaway Golf Co.                                           4,400        56,320
Geo Group, Inc. (The)(a)                                      389        11,118
K2, Inc.(a)                                                 2,731        37,551
Life Time Fitness, Inc.(a)                                    700        18,886
Marine Products Corp.                                         862        14,490
Nautilus Group, Inc. (The)                                  1,830        43,481
Navigant International, Inc.(a)                               875        11,953
NGP Capital Resources Co.(a)                                  900        14,472
WMS Industries, Inc.(a)                                     1,102        31,032
                                                                    -----------
                                                                        239,303
                                                                    -----------
LODGING--0.4%
Aztar Corp.(a)                                              2,323        66,345
Boyd Gaming Corp.                                           2,958       154,259
Marcus Corp.                                                1,097        22,489
                                                                    -----------
                                                                        243,093
                                                                    -----------

MACHINERY--2.6%
Albany International Corp., Class A                         1,638        50,581
Applied Industrial Technologies, Inc.                       1,605        43,656
Astec Industries, Inc.(a)                                     800        17,640
Asyst Technologies, Inc.(a)                                 2,942        14,092
Bucyrus International, Inc., - A                              700        27,342
Cascade Corp.                                                 527        18,445
Cognex Corp.                                                2,480        61,702
Dycom Industries, Inc.(a)                                   3,032        69,706
Engineered Support Systems, Inc.                            1,420        75,998
Esterline Technologies Corp.                                1,548        53,483
Flowserve Corp.(a)                                          3,691        95,486
Gardner Denver, Inc.(a)                                     1,130        44,646
Global Power Equipment Group, Inc.(a)                       2,094        20,061
Gorman-Rupp Co. (The)                                         417         8,949
Idex Corp.                                                  3,379       136,343
Insituform Technologies, Inc., Class A(a)                   1,630        23,651
Intevac Inc.(a)                                             1,000         9,430
JLG Industries, Inc.                                        2,858        61,590
Joy Global, Inc.                                            4,999       175,266
Kadant, Inc.(a)                                               854        15,842
Kaman Corp., Class A                                        1,219        15,177
Knight Transportation, Inc.                                 2,289        56,470
Kulicke & Soffa Industries, Inc.(a)                         3,445        21,669
Lincoln Electric Holding, Inc.                              2,233        67,169
Lindsay Manufacturing Co.                                     697        13,299
Manitowoc Co., Inc. (The)                                   2,003        80,901
Middleby Corp.(a)                                             200         9,880
Milacron, Inc.(a)                                           2,324         7,088
NACCO Industries, Inc.                                        209        21,305
Nordson Corp.                                               1,676        61,710
Paxar Corp.(a)                                              2,166        46,222
Presstek, Inc.(a)                                           1,571        12,128
Robbins & Myers, Inc.                                         654        14,395
Sauer-Danfoss, Inc.                                           512        11,587
Semitool, Inc.(a)                                             902         9,200
Stewart & Stevenson Services, Inc.                          1,797        41,133
Tecumseh Products Co., Class A                                953        37,748
Tennant Co.                                                   322        12,458
Terex Corp.(a)                                              3,210       138,993
Thomas Industries, Inc.                                       870        34,487
Ultratech, Inc.(a)                                          1,356        19,798
Unova, Inc.(a)                                              3,283        67,794
                                                                    -----------
                                                                      1,824,520
                                                                    -----------
MANUFACTURERS--1.0%
Aptargroup, Inc.                                            2,300       119,554
CUNO, Inc.(a)                                               1,013        52,058
EnPro Industries, Inc.(a)                                   1,452        39,930
Federal Signal Corp.                                        3,252        49,333
Flanders Corp.(a)                                             800         9,024
FMC Corp.(a)                                                2,230       119,194
Jacuzzi Brands, Inc.(a)                                     4,986        48,663
Lancaster Colony Corp.                                      1,700        72,335
Quixote Corp.                                                 375         8,126
Sturm Ruger & Co., Inc.                                     1,184         8,205
Tredegar Corp.                                              1,627        27,431
Trinity Industries, Inc.                                    2,441        68,763
Wabtec Corp.                                                2,639        54,073

                                                                    -----------
                                                                        676,689
                                                                    -----------
MANUFACTURING--0.4%
Acuity Brands, Inc.                                         2,667        72,010
Applied Films Corporation(a)                                  879        20,322
Blount International, Inc.(a)                                 400         6,792
ESCO Technologies, Inc.(a)                                    758        60,905
Hexcel Corp.(a)                                             1,926        29,872
Kaydon Corp.                                                1,715        53,851
                                                                    -----------
                                                                        243,752
                                                                    -----------
MEDIA--1.4%
Banta Corp.                                                 1,694        72,503
Beasley Broadcast Group, Inc., Class A(a)                     228         4,054
Courier Corp.                                                 257        13,477
Crown Media Holdings, Inc.(a)                                 838         7,550
Cumulus Media, Inc., Class A(a)                             3,204        45,657
Emmis Communications Corp.(a)                               3,068        58,967
Entravision Communications Corp.(a)                         3,300        29,271
Fisher Communications, Inc.(a)                                326        16,857
Gray Television, Inc.                                       2,916        42,195
Hollinger International, Inc.                               3,713        40,472
Insight Communications Co., Inc.(a)                         2,763        32,742
Journal Communications, Inc.                                1,400        23,170
Journal Register Co.(a)                                     2,612        43,620
Jupitermedia Corp.(a)                                         900        13,959
Liberty Corp.                                                 951        38,563
Lin TV Corp., Class A(a)                                    1,716        29,052
LodgeNet Entertainment Corp.(a)                               685        12,905
Mediacom Communications Corp.(a)                            4,363        28,534
Nexstar Broadcasting Group, Inc.(a)                           500         3,525
Paxson Communications Corp.(a)                              2,980         2,056
Playboy Enterprises, Inc., Class B(a)                       1,098        14,164
Primedia, Inc.(a)                                           8,949        38,928
Pulitzer, Inc.                                                390        24,855
Readers Digest Association, Inc.                            6,700       115,977
Regent Communications, Inc.(a)                              2,148        11,492
Saga Communications, Inc.(a)                                  952        15,327
Salem Communications Corp., Class A(a)                        478         9,847
Scholastic Corp.(a)                                         1,900        70,091
Sinclair Broadcast Group, Inc., Class A                     2,788        22,388
Spanish Broadcasting System, Inc., Class A(a)               2,474        25,383
TiVo, Inc.(a)                                               2,845        14,709
Value Line, Inc.                                               38         1,482
Young Broadcasting, Inc., Class A(a)                          966         8,346
                                                                    -----------
                                                                        932,118
                                                                    -----------
METAL FABRICATE / HARDWARE--0.3%
CIRCOR International, Inc.                                    915        22,555
Lawson Products, Inc.                                         194         9,079
Metals USA, Inc.(a)                                         1,400        27,426
NN, Inc.                                                      944        11,630
Penn Engineering & Manufacturing Corp.                        703        12,689
Shaw Group, Inc. (The)(a)                                   4,234        92,302
Valmont Industries, Inc.                                      867        19,351

                                                                    -----------
                                                                        195,032
                                                                    -----------
METALS - DIVERSIFIED--0.8%
Ameron International Corp.                                    368        13,248
Commercial Metals Co.                                       3,686       124,919
Griffon Corp.(a)                                            1,529        32,736
Gulf Island Fabrication, Inc.                                 527        12,363
Matthews International Corp., Class A                       2,028        66,437
Maverick Tube Corp.(a)                                      2,653        86,249
Mueller Industries, Inc.                                    2,166        60,973
NS Group, Inc.(a)                                           1,037        32,572
Quanex Corp.                                                1,434        76,461
RTI International Metals, Inc.(a)                           1,470        34,398
                                                                    -----------
                                                                        540,356
                                                                    -----------
MINING--0.5%
AMCOL International Corp.                                   1,370        25,701
Brush Engineered Materials, Inc.(a)                         1,071        20,381
Century Aluminum Co.(a)                                     1,174        35,525
Coeur d'Alene Mines Corporation(a)                         16,074        58,992
Compass Minerals International, Inc.                          900        22,905
Hecla Mining Co.(a)                                         8,024        43,972
Royal Gold, Inc.                                              945        17,322
Stillwater Mining Co.(a)                                    2,501        24,635
Titanium Metals Corp.                                         500        18,000
USEC, Inc.                                                  5,468        89,018
                                                                    -----------
                                                                        356,451
                                                                    -----------
OFFICE / BUSINESS EQUIPMENT--0.2%
General Binding Corp.(a)                                      313         6,573
Global Imaging Systems, Inc.(a)                             1,354        48,013
Imagistics International, Inc.(a)                             936        32,694
Insight Enterprises, Inc.(a)                                3,151        55,332
Knoll, Inc.(a)                                                900        15,021
                                                                    -----------
                                                                        157,633
                                                                    -----------
OIL & GAS PRODUCERS--4.9%
Atmos Energy Corp.                                          4,984       134,568
Atwood Oceanics, Inc.(a)                                      674        44,848
Berry Petroleum Co., Class A                                1,037        53,354
Cabot Oil & Gas Corp.                                       2,230       122,985
CAL Dive International, Inc.(a)                             2,535       114,836
Cascade Natural Gas Corp.                                     558        11,138
Cimarex Energy Co.(a)                                       2,735       106,665
Clayton Williams Energy, Inc.(a)                              202         5,232
Denbury Resources, Inc.(a)                                  3,659       128,907
Encore Acquisition Co.(a)                                   1,408        58,150
Energen Corp.                                               2,229       148,451
Energy Partners, Ltd.(a)                                    1,658        43,058
Forest Oil Corp.(a)                                         3,430       138,915
Frontier Oil Corp.                                          1,690        61,279
Grey Wolf, Inc.(a)                                         12,556        82,618
Hanover Compressor Co.(a)                                   5,057        61,038
Harvest Natural Resources, Inc.(a)                          2,403        28,572
Holly Corp.                                                 1,176        43,830
Houston Exploration Co.(a)                                    696        39,637

Magnum Hunter Resources, Inc.(a)                            5,675        91,424
McMoRan Exploration Co.(a)                                    985        19,799
Meridian Resource Corp. (The)(a)                            4,102        21,166
New Jersey Resources Corp.                                  1,734        75,481
Northwest Natural Gas Co.                                   1,607        58,125
Parker Drilling Co.(a)                                      6,413        36,875
Penn Virginia Corp.                                         1,040        47,736
Petroleum Development Corp.(a)                                914        34,449
Plains Exploration & Production Co.(a)                      5,034       175,686
Quicksilver Resources, Inc.                                 1,868        91,028
Range Resources Corp.                                       4,441       103,742
Remington Oil & Gas Corp.(a)                                1,481        46,681
RPC, Inc.                                                     966        14,674
SEACOR SMIT, Inc.(a)                                        1,098        69,998
South Jersey Industries, Inc.                                 855        48,222
Southern Union Co.                                          5,614       140,968
Southwest Gas Corp.                                         2,171        52,451
Spinnaker Exploration Co.(a)                                1,610        57,203
St. Mary Land & Exploration Co.                             1,968        98,498
Stone Energy Corp.(a)                                       1,454        70,621
Superior Energy Services, Inc.(a)                           3,656        62,883
Swift Energy Co.(a)                                         1,768        50,282
Tesoro Petroleum Corp.(a)                                   4,373       161,888
Unit Corp.(a)                                               2,495       112,699
Vintage Petroleum, Inc.                                     3,461       108,883
W&T Offshore, Inc.                                            900        18,684
W-H Energy Services, Inc.(a)                                1,540        36,852
Warren Resources, Inc.                                      1,100        11,803
WD-40 Co.                                                     974        31,645
                                                                    -----------
                                                                      3,378,527
                                                                    -----------
OIL & GAS SERVICES--2.2%
Aquila, Inc.(a)                                            15,983        61,215
Atlas America, Inc.(a)                                        100         3,617
Barrett Bill Corp.(a)                                         900        26,019
Brigham Exploration Co.(a)                                  1,500        13,845
Callon Petroleum Co.(a)                                       700        10,878
CARBO Ceramics, Inc.                                          790        55,419
Cheniere Energy, Inc.(a)                                    1,600       103,216
Comstock Resources, Inc.(a)                                 2,364        67,941
Crosstex Energy, Inc.                                         100         4,377
Delta Petroleum Corp.(a)                                    1,400        20,356
Dril-Quip, Inc.(a)                                            340        10,452
Edge Petroleum Corp.(a)                                     1,100        18,216
FX Energy, Inc.(a)                                          1,900        21,736
Giant Industries, Inc.(a)                                     700        17,990
Global Industries Ltd.(a)                                   5,285        49,679
Helmerich & Payne, Inc.                                     3,400       134,945
Hornbeck Offshore Services, Inc.(a)                           300         7,518
Hydril Co.(a)                                                 927        54,146
Input/Output, Inc.(a)                                       4,260        27,477
Key Energy Group, Inc.(a)                                   8,800       100,936
Lone Star Technologies, Inc.(a)                             1,989        78,426
Lufkin Industries, Inc.                                       320        15,453
Matrix Service Co.                                            974         4,237
Mission Resources Corp.(a)                                  2,700        19,116
Newpark Resources, Inc.(a)                                  5,462        32,171
Oceaneering International, Inc.(a)                          1,548        58,050
Oil States International, Inc.(a)                           1,854        38,100
Piedmont Natural Gas Company, Inc.                          5,000       115,200

Tetra Technologies, Inc.(a)                                 1,530        43,513
Todco(a)                                                      600        15,504
TransMontaigne, Inc.(a)                                     1,380        11,040
Universal Compression Holdings, Inc.(a)                       994        37,643
Veritas DGC, Inc.(a)                                        2,134        63,935
WGL Holdings Inc.                                           3,300       102,168
Whiting Petroleum Corp.(a)                                  1,700        69,326
                                                                    -----------
                                                                      1,513,860
                                                                    -----------
PACKAGING & CONTAINERS--0.5%
Anchor Glass Container Corp.                                  500         1,120
Crown Holdings, Inc.(a)                                    11,172       173,836
Graphic Packaging Corp.(a)                                  4,400        19,404
Greif Inc., Class A                                           848        59,089
Longview Fibre Co.                                          3,317        62,227
Silgan Holdings, Inc.                                         529        34,374
                                                                    -----------
                                                                        350,050
                                                                    -----------
PHARMACEUTICALS--4.0%
Abaxis, Inc.(a)                                             1,000         8,850
Abgenix, Inc.(a)                                            5,277        36,939
Able Laboratories, Inc.(a)                                  1,013        23,765
Adolor Corp.(a)                                             2,416        24,015
Advanced Medical Optics, Inc.(a)                            2,220        80,386
Advancis Pharmaceutical Corp.(a)                              600         2,220
Align Technology, Inc.(a)                                   3,361        20,973
Alkermes, Inc.(a)                                           5,819        60,401
Allscripts Healthcare Solutions, Inc.(a)                    1,657        23,695
Alpharma, Inc., Class A                                     2,460        30,307
Antigenics, Inc.(a)                                         1,566        10,492
Array Biopharma, Inc.(a)                                    2,000        14,020
AtheroGenics, Inc.(a)                                       2,434        31,861
Bentley Pharmaceuticals, Inc.(a)                              952         7,007
Bio-Reference Labs, Inc.(a)                                   400         5,568
Bioenvision, Inc.(a)                                        2,000        11,500
Bone Care International, Inc.(a)                              944        24,487
Bradley Pharmaceuticals, Inc.(a)                              815         7,791
Caraco Pharm Labs, Inc.(a)                                    600         4,908
Cell Genesys, Inc.(a)                                       2,790        12,639
Cell Therapeutics, Inc.(a)                                  3,951        14,184
Connetics Corp.(a)                                          2,117        53,539
Conor Medsystems, Inc.                                        500         8,150
Corcept Therapeutics, Inc.(a)                                 200           908
Corixa Corp.(a)                                             4,005        12,295
Cubist Pharmaceuticals, Inc.(a)                             3,369        35,779
CV Therapeutics, Inc.(a)                                    2,430        49,475
Cypress Bioscience, Inc.(a)                                 2,000        18,280
Dendreon Corp.(a)                                           3,853        20,999
Depomed, Inc.(a)                                            1,200         4,728
Digene Corp.(a)                                               821        17,036
Discovery Laboratories, Inc.(a)                             3,053        17,188
DOV Pharmaceutical, Inc.(a)                                   747        10,219
Durect Corp.(a)                                             2,066         7,520
Dusa Pharmaceuticals, Inc.(a)                                 900         7,857
Dyax Corp.(a)                                               1,600         5,152
Dynavax Technologies Corp.(a)                                 300         1,401
Epix Medical, Inc.(a)                                       1,448        10,136
First Horizon Pharmaceutical Corp.(a)                       1,646        27,784

Genta, Inc.(a)                                              3,897         4,404
Geron Corp.(a)                                              2,823        17,249
Guilford Pharmaceuticals, Inc.(a)                           2,730         6,279
Hollis-Eden Pharmaceuticals(a)                                793         5,587
I-Flow Corp.(a)                                             1,000        15,830
Idenix Pharmaceuticals, Inc.(a)                               300         5,955
Immucor, Inc.                                               2,959        89,332
Immunogen, Inc.(a)                                          2,470        12,918
Impax Laboratories, Inc.(a)                                 3,319        53,104
Indevus Pharmaceuticals, Inc.(a)                            2,597         7,220
Inkine Pharmaceutical Co.(a)                                3,300        10,230
Inspire Pharmaceuticals, Inc.(a)                            2,576        21,020
InterMune, Inc.(a)                                          1,743        19,173
Intuitive Surgical, Inc.(a)                                 2,260       102,762
Isis Pharmaceuticals, Inc.(a)                               3,363        13,015
Isolagen, Inc.(a)                                           1,200         7,548
Ista Pharmaceuticals, Inc.(a)                                 500         4,940
Kos Pharmaceuticals, Inc.(a)                                  751        31,302
KV Pharmaceuticals Co.(a)                                   2,361        54,775
Lannett Co., Inc.(a)                                          297         1,871
Ligand Pharmaceuticals Inc., Class B(a)                     4,900        28,077
Mannatech, Inc.                                               900        17,595
Mannkind Corp.(a)                                             700         9,961
Medarex, Inc.(a)                                            5,220        37,219
Medicines Co. (The)(a)                                      3,244        73,509
Nabi Biopharmaceuticals(a)                                  3,893        48,585
Nature's Sunshine Products, Inc.                              500         8,585
NeighborCare, Inc.(a)                                       2,525        73,856
NeoPharm, Inc.(a)                                             951         7,389
Neose Technologies, Inc.(a)                                 1,739         4,487
Neurogen Corp.(a)                                           1,600        11,328
NitroMed, Inc.(a)                                             700        12,117
Noven Pharmaceuticals, Inc.(a)                              1,622        27,509
NPS Pharmaceuticals, Inc.(a)                                2,450        30,919
Nu Skin Enterprises, Inc., Class A                          3,564        80,226
Nutraceutical International Co.(a)                            400         6,344
NuVasive, Inc.(a)                                             300         3,876
Nuvelo, Inc.(a)                                             2,368        15,392
Omega Protein Corp.(a)                                        281         1,916
Onyx Pharmaceuticals, Inc.(a)                               2,295        71,948
Pain Therapeutics, Inc.(a)                                  2,118        10,759
Par Pharmaceutical Cos, Inc.(a)                             2,300        76,912
PAREXEL International Corp.(a)                              1,606        37,741
Penwest Pharmaceuticals Co.(a)                              1,253        15,487
Perrigo Co.                                                 4,150        79,473
Petmed Express, Inc.(a)                                       600         4,446
Pharmacyclics, Inc.(a)                                      1,100         8,833
Pharmion Corp.(a)                                             800        23,200
Pharmos Corp.(a)                                            6,400         4,032
POZEN, Inc.(a)                                              1,453         7,570
Praecis Pharmaceuticals, Inc.(a)                            3,385         3,554
Prestige Brands Hldgs., Inc.                                1,900        33,535
Priority Healthcare Corp., Class B(a)                       1,811        39,172
Progenics Pharmaceuticals, Inc.(a)                            769        12,927
Renovis, Inc.(a)                                              300         2,421
Rigel Pharmaceuticals, Inc.(a)                                700        11,228
Salix Pharmaceuticals Ltd.(a)                               2,268        37,399
Santarus, Inc.(a)                                             500         2,430
SciClone Pharmaceuticals, Inc.(a)                           3,054         8,673
Serologicals Corp.(a)                                       2,132        52,106
SuperGen, Inc.(a)                                           3,280        15,941
Sybron Dental Specialties, Inc.(a)                          2,535        91,007

Tanox, Inc.(a)                                              1,486        14,266
Threshold Pharmaceuticals, Inc.                               400         2,396
United Surgical Partners International, Inc.(a)             1,761        80,601
United Therapeutics, Inc.(a)                                1,093        49,945
USANA Health Sciences, Inc.(a)                                691        32,684
Valeant Pharmaceuticals International                       5,500       123,860
ViaCell, Inc.(a)                                              500         3,770
Vicuron Pharmaceuticals, Inc.(a)                            3,503        55,207
Vnus Medical Technologies, Inc.(a)                            300         3,474
Zymogenetics, Inc.(a)                                       1,081        16,496
                                                                    -----------
                                                                      2,781,351
                                                                    -----------
REAL ESTATE--0.6%
Avatar Holdings(a)                                            180         8,433
CB Richard Ellis Group, Inc.(a)                             1,600        55,984
Consolidated-Tomoka Land Co.                                  243        13,907
Corrections Corp. of America(a)                             2,332        90,015
Housevalues, Inc.                                             400         5,036
Jones Lang LaSalle, Inc.(a)                                 1,987        92,694
La Quinta Corp.(a)                                         12,747       108,349
Reading International, Inc.(a)                                900         6,345
Tarragon Realty Investors, Inc.                               525        10,600
Trammell Crow Co.(a)                                        2,204        45,336
ZipRealty, Inc.(a)                                            300         4,227
                                                                    -----------
                                                                        440,926
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS--6.9%
Aames Investment Corp.                                      2,500        20,500
Acadia Realty Trust                                         1,609        25,873
Affordable Residential Communities                          1,500        18,975
Alexander's, Inc.(a)                                           90        21,735
Alexandria Real Estate Equities, Inc.                       1,061        68,307
American Campus Communities, Inc.                             700        14,700
American Financial Realty Trust                             7,400       108,262
American Home Mortgage Investment Corp.                     2,310        66,159
AMLI Residential Properties Trust                           1,592        43,605
Anthracite Capital, Inc.                                    3,443        38,355
Anworth Mortgage Asset Corp.                                2,776        26,511
Arbor Realty Trust, Inc.                                      500        12,375
Ashford Hospitality Trust, Inc.                             1,800        18,360
Bedford Property Investors, Inc.                              839        18,315
Bimini Mortgage Management, Inc.(a)                         1,200        16,620
Biomed Realty Trust, Inc.                                   2,100        43,260
Brandywine Realty Trust                                     3,248        92,243
Capital Automotive                                          2,287        75,745
Capital Lease Funding, Inc.                                 1,400        15,470
Capital Trust, Inc. (New York)                                600        19,908
Capstead Mortgage Corp.                                     1,302        11,132
CarrAmerica Realty Corp.                                    3,500       110,425
Cedar Shopping Centers, Inc.                                1,000        14,240
Colonial Properties Trust                                   1,041        39,985
Commercial Net Lease Realty, Inc.                           3,503        64,630
Cornerstone Realty Income Trust, Inc.                       3,260        32,339
Corporate Office Properties Trust                           2,242        59,368
Correctional Properties Trust                                 662        16,716
Cousins Properties, Inc.                                    2,400        62,088
Crt Properties, Inc.                                        1,932        42,079
Digital Realty Trust, Inc.                                  1,200        17,244

EastGroup Properties, Inc.                                  1,338        50,443
ECC Capital Corp.(a)                                        3,900        23,400
Education Realty Trust, Inc.(a)                             1,300        21,619
Entertainment Properties Trust                              1,633        67,655
Equity Inns, Inc.                                           3,429        37,822
Equity Lifestyle Properties                                 1,049        36,977
Equity One, Inc.                                            2,112        43,486
Essex Property Trust, Inc.                                  1,439        99,435
Extra Space Storage, Inc.                                   1,300        17,550
FelCor Lodging Trust, Inc.                                  3,200        39,776
Fieldstone Investment Corp.                                 3,300        47,916
First Industrial Realty Trust, Inc.                         2,730       103,276
Gables Residential Trust                                    1,785        59,441
Getty Realty Corp.                                          1,016        25,959
Glenborough Realty Trust, Inc.                              2,088        39,923
Glimcher Realty Trust                                       2,220        52,614
Global Signal, Inc.                                           500        14,980
GMH Communities Trust                                       1,900        22,249
Government Properties Trust, Inc.                           1,100        10,956
Gramercy Capital Corp/New York(a)                             500         9,750
Healthcare Realty Trust, Inc.                               3,250       118,430
Heritage Property Investment Trust, Inc.                    1,720        51,050
Highland Hospitality Corp.                                  2,300        23,805
Highwoods Properties, Inc.                                  3,645        97,759
Home Properties of New York, Inc.                           2,046        79,385
HomeBanc Corp./Atlanta GA                                   2,800        24,752
Impac Mortgage Holdings, Inc.                               4,865        93,311
Innkeepers USA Trust                                        2,451        31,642
Investors Real Estate Trust                                 2,730        25,471
Kilroy Realty Corp.                                         1,786        73,065
Kite Realty Group Trust                                     1,200        17,280
Kramont Realty Trust                                        1,492        34,913
LaSalle Hotel Properties                                    1,707        49,588
Lexington Corp. Properties Trust                            3,271        71,766
LTC Properties, Inc.                                          869        15,077
Luminent Mortgage Capital, Inc.                             2,400        26,352
Maguire Properties, Inc.                                    2,100        50,148
Meristar Hospitality Corp.(a)                               5,653        39,571
MFA Mortgage Investments, Inc.                              5,238        39,861
Mid-America Apartment Communities, Inc.                       978        35,697
Mission West Properties, Inc.                               1,063        11,268
MortgageIT Holdings, Inc.                                     800        12,760
National Health Investors, Inc.                             1,410        36,632
Nationwide Health Properties, Inc.                          4,383        88,580
New Century Financial Corp.(a)                              2,507       117,378
Newcastle Investment Corp.                                  2,380        70,448
Novastar Financial, Inc.                                    1,722        62,009
Omega Healthcare Investors, Inc.                            3,364        36,937
Origen Financial, Inc.                                        400         2,764
Parkway Properties, Inc.                                      968        45,206
Pennsylvania Real Estate Investment Trust                   1,950        78,624
Post Properties, Inc.                                       2,637        81,852
Prentiss Properties Trust                                   3,049       104,154
PS Business Parks, Inc.                                       911        36,713
RAIT Investment Trust                                       1,530        41,035
Ramco-Gershenson Properties Trust                             900        24,435
Realty Income Corp.                                         5,200       118,975
Redwood Trust, Inc.                                         1,096        56,093
Saul Centers, Inc.                                            698        22,336
Saxon Capital, Inc.                                         3,400        58,480
Senior Housing Properties Trust                             3,602        60,081
Sovran Self Storage, Inc.                                     858        34,003

Spirit Finance Corp.                                        4,400        47,784
Strategic Hotel Capital, Inc.                               1,400        20,580
Sun Communities, Inc.                                         970        34,726
Sunstone Hotel Investors, Inc.                              1,600        34,320
Tanger Factory Outlet Centers, Inc.                         1,634        35,948
Taubman Centers, Inc.                                       3,350        92,929
Town & Country Trust (The)                                  1,030        27,244
Trustreet Properties, Inc.                                  1,549        23,839
U-STORE IT Trust(a)                                         1,800        31,320
Universal Health Realty Income Trust                          758        21,414
Urstadt Biddle Properties, Inc., Class A                    1,453        22,158
Washington Real Estate Investment Trust                     2,750        79,063
Winston Hotels, Inc.                                        1,586        18,556
                                                                    -----------
                                                                      4,750,318
                                                                    -----------
RETAIL--4.8%
1-800 CONTACTS, Inc.(a)                                       311         6,491
1-800-FLOWERS.COM, Inc.(a)                                  1,391        10,530
99 Cents Only Stores, Inc., (Ipo)(a)                        3,200        42,144
AC Moore Arts & Crafts, Inc.(a)                               811        21,621
Aeropostale, Inc.                                           3,737       122,386
America's Car-Mart, Inc.(a)                                   286        10,027
Asbury Automotive Group, Inc.(a)                              665        10,241
Bebe Stores, Inc.                                             463        15,719
Big 5 Sporting Goods Corp.(a)                               1,295        31,987
Blair Corp.                                                   414        13,650
Bob Evans Farms, Inc.                                       2,177        51,051
Bombay Co., Inc. (The)(a)                                   2,189        11,602
Bon-Ton Stores, Inc., (The)                                   200         3,618
Brookstone, Inc.                                            1,120        18,166
Brown Shoe Co., Inc.                                        1,042        35,709
Buckle, Inc. (The)                                            381        13,301
Buffalo Wild Wings, Inc.(a)                                   300        11,349
BUILD-A-BEAR Workshop, Inc.(a)                                500        15,325
Burlington Coat Factory Warehouse Corp.                     1,051        30,164
California Pizza Kitchen, Inc.(a)                           1,073        25,151
Casey's General Store, Inc.                                 3,393        60,972
Cash America International, Inc.                            1,774        38,904
Casual Male Retail Group, Inc.(a)                           1,764        11,448
Cato Corp., Class A                                         1,071        34,540
CBRL Group, Inc.                                            3,400       140,419
Charlotte Russe Holding, Inc.(a)                              741         9,574
Charming Shoppes, Inc.(a)                                   7,821        63,585
Children's Place Retail Stores, Inc. (The)(a)               1,028        49,087
Christopher & Banks Corp.                                   2,360        41,536
CKE Restaurant, Inc.(a)                                     3,493        55,364
Coldwater Creek, Inc.                                       2,202        40,693
Conn's, Inc.(a)                                               300         5,640
Cosi, Inc.(a)                                               1,300         8,840
Cost Plus, Inc.(a)                                          1,364        36,664
CSK Auto Corp.(a)                                           3,153        55,650
Dave & Buster's, Inc.(a)                                      718        13,427
Deb Shops, Inc.                                               163         4,600
Design Within Reach, Inc.(a)                                  225         3,540
Dick's Sporting Goods, Inc.                                 2,060        75,664
Domino's Pizza, Inc.                                        1,400        26,166
Dress Barn, Inc.(a)                                         1,182        21,536
Drugstore.com, Inc.(a)                                      2,884         7,441
Electronics Boutique Holdings Corp.(a)                        720        30,938
Finish Line, Inc., (The), Class A                           2,342        54,217

First Cash Financial Services, Inc.(a)                        700        14,819
Fred's, Inc.                                                2,600        44,642
FTD Group, Inc.                                               900        10,917
Gander Mountain Co.(a)                                        300         3,930
Genesco, Inc.(a)                                            1,514        43,028
Goody's Family Clothing, Inc.                               1,043         9,418
Group 1 Automotive, Inc.(a)                                 1,112        29,246
Guitar Center, Inc.(a)                                      1,531        83,945
Hancock Fabrics, Inc.                                       1,075         7,998
Haverty Furniture Companies, Inc.                           1,037        15,814
Hibbet Sporting Goods, Inc.                                 1,594        47,884
Hot Topic, Inc.(a)                                          2,846        62,185
Jill (J.) Group, Inc., (The)(a)                             1,001        13,774
Jo-Ann Stores, Inc.(a)                                      1,045        29,354
Joseph A. Bank Clothiers, Inc.                                617        18,078
Kenneth Cole Productions, Class A                             433        12,618
Kirkland's, Inc.(a)                                           691         7,642
Krispy Kreme Doughnuts, Inc.(a)                             3,700        28,231
Linens 'N Things, Inc.(a)                                   2,956        73,397
Lithia Motors, Inc., Class A                                  904        23,151
Lone Star Steakhouse & Saloon, Inc.                           943        27,257
Longs Drug Stores Corp.                                     2,063        70,596
MarineMax, Inc.(a)                                            569        17,741
Men's Wearhouse, Inc., (The)(a)                             1,986        83,829
Movie Gallery, Inc.                                         1,428        40,955
New York & Company, Inc.(a)                                   600        12,042
O'Charley's, Inc.(a)                                        1,352        29,392
Overstock.com, Inc.(a)                                        711        30,566
Pantry, Inc., (The)(a)                                        700        21,679
Party City Corp.(a)                                           558         8,169
Payless ShoeSource, Inc.(a)                                 4,516        71,308
PC Connection, Inc.(a)                                        311         1,826
PC Mall, Inc.(a)                                              400         4,968
Pep Boys-Manny, Moe & Jack, Inc.                            3,735        65,661
Priceline.com, Inc.(a)                                      1,477        37,220
Red Robin Gourmet Burgers(a)                                  779        39,659
Restoration Hardware, Inc.(a)                               1,648         9,394
Retail Ventures, Inc.(a)                                      800         7,288
Rush Enterprises, Inc., Class B(a)                            500         8,430
Ryan's Restaurant Group, Inc.(a)                            2,764        40,161
School Specialty, Inc.(a)                                   1,363        53,375
Sharper Image Corp.(a)                                        770        12,790
ShopKo Stores, Inc.(a)                                      1,837        40,818
Smart & Final, Inc.(a)                                        738         8,974
Sonic Automotive, Inc.                                      1,775        40,310
Sports Authority, Inc., (The)(a)                            1,403        38,583
Sports Resorts International, Inc.(a)                          77           256
Stage Stores, Inc.(a)                                       1,071        41,116
Steak n Shake Company (The)(a)                              1,532        29,644
Stein Mart, Inc.(a)                                         1,532        34,470
Systemax, Inc.(a)                                             627         3,411
TBC Corp.(a)                                                1,265        35,243
Texas Roadhouse, Inc.(a)                                      600        16,848
Too, Inc.(a)                                                2,122        52,350
Tractor Supply Co.(a)                                       2,125        92,756
Trans World Entertainment Corp.(a)                          1,294        19,061
Tuesday Morning Corp.(a)                                    1,630        47,058
United Auto Group, Inc.                                     1,126        31,337
West Marine, Inc.(a)                                          842        17,901
Zale Corp.(a)                                               3,568       106,041

                                                                    -----------
                                                                      3,321,231
                                                                    -----------
SEMICONDUCTORS--1.8%
ADE Corp.(a)                                                  600        13,320
Alliance Semiconductor Corp.(a)                             1,131         2,816
Amis Holdings, Inc.(a)                                      2,100        23,709
August Technology Corp.(a)                                  1,000        11,720
Axcelis Technologies, Inc.(a)                               6,734        49,158
Brooks Automation, Inc.(a)                                  2,917        44,280
Cirrus Logic, Inc.(a)                                       5,483        24,783
Cohu, Inc.                                                  1,354        21,596
Credence Systems Corp.(a)                                   5,556        43,948
Emulex Corp.(a)                                             5,500       103,621
Entegris, Inc.(a)                                           2,708        26,782
Formfactor, Inc.(a)                                         1,700        38,488
FSI International, Inc.(a)                                  1,900         8,037
Genesis Microchip, Inc.(a)                                  2,140        30,923
Integrated Silicon Solution, Inc.(a)                        2,200        14,740
Intergrated Device Technology, Inc.(a)                      6,900        83,007
IXYS Corp.(a)                                               1,080        12,355
Kopin Corp.(a)                                              4,592        14,097
Lattice Semiconductor Corp.(a)                              7,680        41,242
Leadis Technology, Inc.(a)                                    300         1,794
LTX Corp.(a)                                                4,081        18,120
Mindspeed Technologies, Inc.(a)                             6,751        15,055
MIPS Technologies, Inc.(a)                                  2,700        31,050
Monolithic Pwr Sys, Inc.(a)                                   300         2,649
Monolithic System Technology, Inc.(a)                       1,434         8,389
Mykrolis Corp.(a)                                           2,574        36,808
OmniVision Technologies, Inc.                               3,608        54,661
ON Semiconductor Corp.(a)                                   8,155        32,212
Pericom Semiconductor Corp.(a)                              1,267        10,858
Pixelworks, Inc.(a)                                         2,647        21,573
PLX Technology, Inc.(a)                                     1,500        15,750
Portalplayer, Inc.(a)                                         400         9,132
Sigmatel, Inc.(a)                                           1,500        56,145
Sirf Technology Holdings, Inc.(a)                             700         7,812
Skyworks Solutions, Inc.(a)                                10,105        64,167
Staktek Holdings, Inc.(a)                                     500         1,980
Tessera Technologies, Inc.(a)                               1,600        69,168
Transmeta Corp.(a)                                         10,895        10,132
Tripath Technology, Inc.(a)                                 2,400         2,136
TriQuint Semiconductor, Inc.(a)                             9,186        31,049
Varian Semiconductor Equipment Associates, Inc.(a)          2,396        91,073
Veeco Instruments, Inc.(a)                                  1,609        24,215
Vitesse Semiconductor Corp.(a)                             14,436        38,688
Volterra Semiconductor Corp.(a)                               300         4,050
                                                                    -----------
                                                                      1,267,288
                                                                    -----------
SOFTWARE--3.5%
Alico, Inc.                                                   214        11,278
Alloy, Inc.(a)                                              2,232        13,124
Altiris, Inc.(a)                                            1,438        34,296
American Reprographics Co.(a)                                 900        12,915
Ansoft Corp.(a)                                               324         8,742
Ariba, Inc.                                                 4,217        32,724
Ascential Software Corp.(a)                                 4,004        74,194
AsiaInfo Holdings, Inc.(a)                                  2,397        12,033
At Road, Inc.(a)                                            2,331         9,557
Atari, Inc.(a)                                                580         1,833

Authentidate Holding Corp.(a)                               2,000         7,980
Blackbaud, Inc.(a)                                            500         6,300
Blackboard, Inc.(a)                                           400         6,976
Borland Software Corp.(a)                                   5,264        42,744
CNET Networks, Inc.(a)                                      8,674        81,883
Computer Programs & Systems, Inc.                             272         7,638
Concord Communications, Inc.(a)                             1,049        10,616
CSG Systems International, Inc.(a)                          3,438        56,005
EarthLink, Inc.(a)                                          8,870        79,830
eFunds Corp.(a)                                             2,987        66,670
Emageon, Inc.(a)                                              400         7,184
Embarcadero Technologies, Inc.(a)                           1,211         7,980
EPIQ Systems, Inc.(a)                                         822        10,670
eResearch Technology, Inc.                                  2,906        34,233
eSpeed, Inc.(a)                                             1,501        13,809
F5 Networks, Inc.(a)                                        2,466       124,509
FileNET Corp.(a)                                            2,585        58,886
FindWhat.com(a)                                             1,501        15,565
Homestore.com, Inc.(a)                                      7,625        16,928
Identix, Inc.(a)                                            5,748        29,027
Infocrossing, Inc.(a)                                         900        14,256
Informatica Corp.(a)                                        5,604        46,345
InfoSpace, Inc.(a)                                          2,145        87,580
Inphonic, Inc.(a)                                             400         9,086
Inter-Tel, Inc.                                             1,146        28,077
JDA Software Group, Inc.(a)                                 1,598        22,436
Keane, Inc.(a)                                              3,408        44,406
Lawson Software, Inc.(a)                                    3,774        22,267
Looksmart Ltd.(a)                                           6,258         5,570
Magma Design Automation, Inc.(a)                            1,540        18,280
ManTech International Corp., Class A(a)                       948        21,870
Manugistics Group, Inc.(a)                                  3,679         6,181
MatrixOne, Inc.(a)                                          3,507        16,728
Micromuse, Inc.(a)                                          5,151        23,334
MicroStrategy, Inc., Class A(a)                               787        42,710
Midway Games, Inc.(a)                                       3,000        30,780
MRO Software, Inc.(a)                                       1,108        15,545
NDCHealth Corp.                                             2,408        38,480
Neoforma, Inc.(a)                                             608         4,834
Net2Phone, Inc.(a)                                          2,421         3,898
NetIQ Corp.(a)                                              3,839        43,880
NIC, Inc.(a)                                                2,100        10,017
Omnicell, Inc.(a)                                           1,387        10,000
Openwave Systems, Inc.                                      4,481        54,623
OPNET Technologies, Inc.(a)                                   767         6,412
Opsware, Inc.(a)                                            3,944        20,351
Parametric Technology Corp.(a)                             18,182       101,638
PDF Solutions, Inc.(a)                                        886        12,404
Pegasystems, Inc.(a)                                          553         2,975
Per-Se Technologies, Inc.(a)                                1,416        21,736
Pinnacle Systems, Inc.(a)                                   4,523        25,284
Plato Learning, Inc.(a)                                     1,600        12,480
Portal Software, Inc.(a)                                    2,174         5,261
ProQuest Co.(a)                                             1,496        54,080
Quality Systems, Inc.(a)                                      236         9,992
Renaissance Learning, Inc.                                    369         6,317
Salesforce.com, Inc.(a)                                       600         8,994
Schawk, Inc.                                                  607        11,078
SeaChange International, Inc.(a)                            1,504        19,477
SeeBeyond Technology Corp.(a)                               3,352        10,592
SERENA Software, Inc.(a)                                    1,536        36,495
Sohu.com, Inc.(a)                                           1,388        24,401

SPSS, Inc.(a)                                                 895        15,564
SRA International, Inc., Class A(a)                           819        49,345
Stellent, Inc.(a)                                           1,173         9,865
SupportSoft, Inc.(a)                                        2,447        12,920
THQ, Inc.(a)                                                2,522        70,969
TradeStation Group, Inc.(a)                                 1,032         6,233
Trident Microsystems, Inc.(a)                               1,100        19,448
TriZetto Group, Inc. (The)(a)                               1,947        18,127
Ulticom, Inc.(a)                                              684         7,613
ValueClick, Inc.(a)                                         5,212        55,299
Verint Systems, Inc.(a)                                       693        24,213
Vignette Corp.(a)                                          19,480        25,519
webMethods, Inc.(a)                                         3,032        16,615
Websense, Inc.(a)                                           1,418        76,288
Wind River Systems, Inc.(a)                                 4,668        70,393
                                                                    -----------
                                                                      2,385,690
                                                                    -----------
TELECOMMUNICATIONS--2.1%
Adaptec, Inc.(a)                                            7,404        35,465
Airspan Networks, Inc.(a)                                   2,100        10,731
Alamosa Holdings, Inc.(a)                                   6,708        78,281
Anaren, Inc.(a)                                             1,112        13,489
Anixter International, Inc.                                 2,042        73,817
Applied Signal Technology, Inc.                               633        14,496
Aspect Communications Corp.(a)                              2,534        26,379
Atheros Communications, Inc.(a)                               600         6,162
Audiovox Corp., Class A(a)                                    975        12,422
Boston Communications Group, Inc.(a)                        1,063         7,569
Brightpoint, Inc.(a)                                        1,100        20,603
Broadwing Corp.                                             3,160        13,082
C-COR.net Corp.(a)                                          3,096        18,824
Carrier Access Corp.(a)                                     1,400         8,344
Catapult Communications Corp.(a)                              423         9,031
Centennial Communications Corp.(a)                            738         8,007
Charter Communications, Inc., Class A(a)                   18,191        29,106
Commonwealth Telephone Enterprises, Inc.(a)                 1,375        64,817
Comtech Telecommunications Corp.(a)                           832        43,347
CT Communications, Inc.                                     1,110        11,688
D&E Communications, Inc.                                      762         6,957
Ditech Communications Corp.(a)                              1,783        22,234
Dobson Communications Corp., Class A(a)                     7,449        15,047
Eagle Broadband, Inc.(a)                                   15,300         5,202
EMS Technologies, Inc.(a)                                     711         9,670
Fairpoint Communications, Inc.                              1,700        25,449
Finisar Corp.(a)                                           11,150        13,938
General Communication, Inc. Class A(a)                      2,984        27,244
Golden Telecom, Inc.                                          865        22,144
InterVoice-Brite, Inc.(a)                                   2,253        25,301
Intrado, Inc.(a)                                              973        11,968
Iowa Telecommunications Service                             1,100        21,450
ITC Deltacom, Inc.(a)                                         800           632
Itron, Inc.(a)                                              1,327        39,332
Jamdat Mobile, Inc.(a)                                        400         6,896
MasTec, Inc.(a)                                             1,484        12,184
MRV Communications, Inc.(a)                                 7,150        23,095
Newport Corp.(a)                                            2,782        40,311
Nms Communications Corp.(a)                                 2,900        12,441
North Pittsburgh Systems, Inc.                                915        18,085
Novatel Wireless, Inc.(a)                                   1,000        10,750
Optical Communication Products, Inc.(a)                     1,038         1,806

Paradyne Networks Corp.(a)                                  2,600         5,434
Powerwave Technologies, Inc.(a)                             6,809        52,702
Premiere Global Services, Inc.(a)                           4,045        45,789
Price Communications Corp.                                  2,496        43,680
Primus Telecommunications Group, Inc.(a)                    4,846         7,608
SBA Communications Corp.(a)                                 3,134        28,707
SpectraLink Corp.                                           1,083        15,292
Standard Microsystems Corp.                                 1,091        18,940
Syniverse Holdings, Inc.(a)                                 1,200        16,560
TALX Corp.                                                  1,173        21,302
Tekelec(a)                                                  3,208        51,136
Terremark Worldwide, Inc.(a)                               20,300        13,195
Time Warner Telecom, Inc., Class A(a)                       3,386        13,442
Triton PCS Holdings, Inc., Class A(a)                       2,505         5,561
Ubiquitel, Inc.(a)                                          4,600        30,820
United Online, Inc.(a)                                      3,591        37,598
USA Mobility, Inc.(a)                                       1,562        50,609
Valor Communications Group, Inc.                            2,000        28,940
WebEx Communications, Inc.(a)                               1,896        40,935
Westell Technologies, Inc., Class A(a)                      3,364        18,536
WJ Communications(a)                                        2,000         4,760
Zhone Technologies, Inc.(a)                                 3,500         8,925
                                                                    -----------
                                                                      1,438,267
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT--0.6%
Arris Group, Inc.(a)                                        5,688        39,304
Avanex Corp.(a)                                             5,244         6,817
CommScope, Inc.(a)                                          3,505        52,435
Harmonic, Inc.(a)                                           4,715        45,075
InterDigital Communications Corp.(a)                        3,600        55,153
Ixia(a)                                                     1,618        28,784
KVH Industries, Inc.(a)                                       877         7,989
Oplink Communications, Inc.(a)                              7,216        11,329
RF Micro Devices, Inc.(a)                                  12,344        64,437
Stratex Networks, Inc.(a)                                   6,208        11,423
Sycamore Networks, Inc.(a)                                 11,781        41,940
Symmetricom, Inc.(a)                                        2,942        32,627
Terayon Communication Systems, Inc.(a)                      4,378        13,484
Viasat, Inc.(a)                                             1,447        27,044
                                                                    -----------
                                                                        437,841
                                                                    -----------
TELEPHONE--0.2%
Cincinnati Bell, Inc.(a)                                   16,600        70,550
Shenandoah Telecommunications Co.                             350        10,850
SureWest Communications                                       890        20,523
Talk America Holdings, Inc.(a)                              1,670        10,772
                                                                    -----------
                                                                        112,695
                                                                    -----------
TEXTILES--0.4%
Angelica Corp.                                                568        15,904
G & K Services, Inc.                                          988        39,807
Guess ?, Inc.(a)                                              882        12,083
Interface, Inc. Class A(a)                                  2,914        19,873
Kellwood Co.                                                1,724        49,634
Perry Ellis International, Inc.(a)                            287         6,440
Shoe Carnival, Inc.(a)                                        375         6,563

Steven Madden, Ltd.(a)                                        765        12,768
UniFirst Corp.                                                460        18,354
Wolverine World Wide, Inc.                                  3,990        85,506
                                                                    -----------
                                                                        266,932
                                                                    -----------
TOBACCO--0.2%
Star Scientific, Inc.(a)                                    1,641         8,681
Universal Corp.                                             1,558        71,309
Vector Group, Ltd.                                          1,523        23,424
                                                                    -----------
                                                                        103,414
                                                                    -----------
TOYS/GAMES/HOBBIES--0.2%
Action Performance Companies, Inc.                            945        12,502
Department 56, Inc.(a)                                        769        13,427
Jakks Pacific, Inc.(a)                                      1,546        33,193
Leapfrog Enterprises, Inc.(a)                               1,700        19,295
Multimedia Games, Inc.                                      1,458        11,314
RC2 Corp.(a)                                                1,009        34,306
Topps Co. (The)                                             2,353        21,671
                                                                    -----------
                                                                        145,708
                                                                    -----------
TRANSPORTATION--2.2%
Alexander & Baldwin, Inc.                                   2,630       108,356
Arctic Cat, Inc.                                              875        23,678
Arkansas Best Corp.                                         1,529        57,766
Central Freight Lines, Inc.(a)                                400         1,424
Covenant Transport, Inc., Class A(a)                          410         7,216
Dollar Thrifty Automotive Group, Inc.(a)                    1,543        50,580
EGL, Inc.(a)                                                2,417        55,108
Florida East Coast Industries, Inc.                         1,499        63,678
Forward Air Corp.(a)                                        1,224        52,118
Genesee & Wyoming, Inc., Class A                              974        25,236
Greenbrier Cos., Inc.                                         300        10,527
GulfMark Offshore, Inc.(a)                                    857        22,205
Heartland Express, Inc.                                     2,965        56,780
Hub Group, Inc.(a)                                            300        18,801
Kansas City Southern Industries, Inc.(a)                    4,179        80,488
Kirby Corp.(a)                                              1,359        57,119
Laidlaw International, Inc.(a)                              6,800       141,439
Landstar System, Inc.(a)                                    4,004       131,130
Marten Transport, Ltd.(a)                                     600        12,798
Offshore Logistics, Inc.(a)                                 1,169        38,951
Old Dominion Freight Line, Inc.                               988        30,776
Overnite Corp.                                              1,700        54,383
Overseas Shipholding Group, Inc.                            1,708       107,450
P.A.M. Transportation Services, Inc.(a)                       273         4,696
Pacer International, Inc.(a)                                1,715        40,971
Quality Distribution, Inc.(a)                                 400         4,340
RailAmerica, Inc.(a)                                        2,279        28,442
SCS Transportation, Inc.(a)                                   853        15,857
Seabulk International, Inc.(a)                                253         5,260
Swift Transportation Co., Inc.(a)                           3,000        66,420
Universal Truckload Services, Inc.(a)                         400         8,440
US Xpress Enterprises, Inc.(a)                                262         4,284
USF Corp.                                                   1,759        84,889
Werner Enterprises, Inc.                                    3,000        58,290

                                                                    -----------
                                                                      1,529,896
                                                                    -----------
TRUCKING & LEASING--0.2%
Amerco(a)                                                     600        27,780
GATX Corp.                                                  3,367       111,751
                                                                    -----------
                                                                        139,531
                                                                    -----------
WATER--0.1%
American States Water Co.                                   1,008        25,502
California Water Service Group                                914        30,500
Connecticut Water Service, Inc.                               361         9,003
Middlesex Water Co.                                           644        11,689
SJW Corp.                                                     291        10,223
Southwest Water Co.                                         1,232        12,850
                                                                    -----------
                                                                         99,767
                                                                    -----------
Total Common Stocks
   (Cost $62,128,876)                                                68,257,055
                                                                    -----------

                                                          Amount     Principal
                                                        ---------   -----------
SHORT-TERM INVESTMENTS--3.9%
The Bank of New York Cash Reserve                       2,566,768     2,566,768
U.S. Treasury Bill 2.77% (1), 8/18/05 (2)                 150,000       148,317
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,715,161)                        2,715,085
                                                                    -----------

TOTAL INVESTMENTS (Cost $64,844,037)--103.0%                         70,972,140
LIABILITIES IN EXCESS OF OTHER ASSETLS--(3.0%)                       (2,085,756)
                                                                    -----------
Net Assets--100.0%                                                  $68,886,384
                                                                    -----------

(a)  Represents non-income producing securities.
(1)  Yield to maturity.
(2)  See Note 6 regarding future contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
E*TRADE S&P 500 Index Fund
March 31, 2005 (unaudited)

Company                                                   Shares       Value
-------------------------------------------------------------------------------

COMMON STOCKS--98.8%
AEROSPACE & DEFENSE--2.2%
Boeing Co. (The)                                           15,934   $   931,502
General Dynamics Corp.                                      3,871       414,391
Goodrich Corp.                                              2,272        86,995
Honeywell International, Inc.                              16,269       605,369
L-3 Communications Holdings, Inc.                           2,251       159,866
Lockheed Martin Corp.                                       7,641       466,559
Northrop Grumman Corp.                                      6,879       371,328
Raytheon Co.                                                8,698       336,613
Rockwell Collins, Inc.                                      3,440       163,710
United Technologies Corp.                                   9,840     1,000,334
                                                                    -----------
                                                                      4,536,667
                                                                    -----------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                 5,739       539,179
Ryder System, Inc.                                          1,192        49,706
United Parcel Service, Inc., Class B                       21,396     1,556,345
                                                                    -----------
                                                                      2,145,230
                                                                    -----------
AIRLINES--0.1%
Delta Air Lines, Inc.(a)                                    2,666        10,797
Southwest Airlines Co.                                     14,105       200,856
                                                                    -----------
                                                                        211,653
                                                                    -----------
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                    1,321        24,254
Dana Corp.                                                  2,857        36,541
Delphi Corp.                                               10,716        48,008
Goodyear Tire & Rubber Co. (The)(a)                         3,392        45,283
Johnson Controls, Inc.                                      3,645       203,245
Visteon Corp.                                               2,433        13,892
                                                                    -----------
                                                                        371,223
                                                                    -----------
AUTOMOBILES--0.5%
Ford Motor Co.                                             35,045       397,061
General Motors Corp.                                       10,824       318,117
Harley-Davidson, Inc.                                       5,586       322,647
                                                                    -----------
                                                                      1,037,825
                                                                    -----------
BEVERAGES--2.2%
Anheuser-Busch Cos., Inc.                                  14,842       703,362
Brown-Forman Corp., Class B                                 1,720        94,170
Coca-Cola Co. (The)                                        43,367     1,807,104
Coca-Cola Enterprises, Inc.                                 6,770       138,920
Molson Coors Brewing Co., Class B                           1,576       121,620
Pepsi Bottling Group, Inc. (The)                            3,752       104,493
PepsiCo, Inc.                                              32,092     1,701,839
                                                                    -----------

                                                                      4,671,508
                                                                    -----------
BIOTECHNOLOGY--1.2%
Amgen, Inc.(a)                                             23,953     1,394,305
Applera Corp. - Applied Biosystems Group                    3,718        73,393
Biogen Idec, Inc.(a)                                        6,432       221,968
Chiron Corp.(a)                                             2,837        99,465
Genzyme Corp.(a)                                            4,782       273,722
Gilead Sciences, Inc.(a)                                    8,306       297,355
MedImmune, Inc.(a)                                          4,729       112,597
                                                                    -----------
                                                                      2,472,805
                                                                    -----------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc.                                3,406       158,311
Masco Corp.                                                 8,571       297,156
                                                                    -----------
                                                                        455,467
                                                                    -----------
CAPITAL MARKETS--2.8%
Bank of New York Co., Inc. (The)                           14,855       431,538
Bear Stearns Cos., Inc. (The)                               2,204       220,180
Charles Schwab Corp. (The)                                 21,961       230,810
E*TRADE Financial Corp.(a)(b)                               7,079        84,948
Federated Investors, Inc., Class B                          1,862        52,713
Franklin Resources, Inc.                                    3,746       257,163
Goldman Sachs Group, Inc. (The)                             8,542       939,535
Janus Capital Group, Inc.                                   4,496        62,719
Lehman Brothers Holdings, Inc.                              5,242       493,587
Mellon Financial Corp.                                      8,093       230,974
Merrill Lynch & Co., Inc.                                  17,812     1,008,159
Morgan Stanley                                             21,329     1,221,085
Northern Trust Corp.                                        3,865       167,896
State Street Corp.                                          6,370       278,496
T. Rowe Price Group, Inc.                                   2,345       139,246
                                                                    -----------
                                                                      5,819,049
                                                                    -----------
CHEMICALS--1.8%
Air Products and Chemicals, Inc.                            4,348       275,185
Dow Chemical Co. (The)                                     18,209       907,719
DuPont (E.I.) de Nemours & Co.                             19,079       977,607
Eastman Chemical Co.                                        1,468        86,612
Ecolab, Inc.                                                4,255       140,628
Engelhard Corp.                                             2,372        71,231
Great Lakes Chemical Corp.                                  1,029        33,051
Hercules, Inc.(a)                                           2,181        31,603
International Flavors & Fragrances, Inc.                    1,680        66,360
Monsanto Co.                                                5,078       327,531
PPG Industries, Inc.                                        3,327       237,947
Praxair, Inc.                                               6,181       295,823
Rohm and Haas Co.                                           3,683       176,784
Sigma-Aldrich Corp.                                         1,287        78,829
                                                                    -----------
                                                                      3,706,910
                                                                    -----------
COMMERCIAL BANKS--5.7%
AmSouth Bancorp                                             6,797       176,382
Bank of America Corp.                                      77,606     3,422,425
BB&T Corp.                                                 10,471       409,207
Comerica, Inc.(b)                                           3,293       181,378
Compass Bancshares, Inc.                                    2,400       108,960

Fifth Third Bancorp                                         9,989       429,327
First Horizon National Corp.                                2,378        96,999
Huntington Bancshares, Inc.                                 4,468       106,785
KeyCorp                                                     7,766       252,007
M&T Bank Corp.                                              1,856       189,423
Marshall & Ilsley Corp.                                     3,942       164,579
National City Corp.                                        11,412       382,302
North Fork Bancorp., Inc.                                   9,028       250,437
PNC Financial Services Group                                5,410       278,507
Regions Financial Corp.                                     8,909       288,652
SunTrust Banks, Inc.                                        6,459       465,500
Synovus Financial Corp.                                     5,984       166,714
U.S. Bancorp                                               35,499     1,023,081
Wachovia Corp.                                             30,294     1,542,268
Wells Fargo & Co.                                          32,435     1,939,613
Zions Bancorp.                                              1,724       118,990
                                                                    -----------
                                                                     11,993,536
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Allied Waste Industries, Inc.(a)                            5,179        37,858
Apollo Group, Inc., Class A(a)                              3,209       237,659
Avery Dennison Corp.                                        1,981       122,683
Cendant Corp.                                              20,222       415,360
Cintas Corp.                                                2,836       117,155
Equifax, Inc.                                               2,559        78,536
H&R Block, Inc.                                             3,140       158,821
Monster Worldwide, Inc.(a)                                  2,307        64,711
Pitney Bowes, Inc.                                          4,431       199,927
R.R. Donnelley & Sons Co.                                   4,169       131,824
Robert Half International, Inc.                             3,038        81,904
Waste Management, Inc.                                     10,908       314,696
                                                                    -----------
                                                                      1,961,134
                                                                    -----------
COMMUNICATIONS EQUIPMENT--2.4%
ADC Telecommunications, Inc.(a)                            15,538        30,921
Andrew Corp.(a)                                             3,119        36,523
Avaya, Inc.(a)                                              9,230       107,806
Ciena Corp.(a)                                             10,941        18,819
Cisco Systems, Inc.(a)                                    123,681     2,212,654
Comverse Technology, Inc.(a)                                3,760        94,827
Corning, Inc.(a)                                           26,993       300,432
JDS Uniphase Corp.(a)                                      27,617        46,120
Lucent Technologies, Inc.(a)                               84,745       233,049
Motorola, Inc.                                             46,954       702,901
QUALCOMM, Inc.                                             31,494     1,154,255
Scientific-Atlanta, Inc.                                    2,872        81,048
Tellabs, Inc.(a)                                            8,791        64,174
                                                                    -----------
                                                                      5,083,529
                                                                    -----------
COMPUTERS & PERIPHERALS--3.8%
Apple Computer, Inc.(a)                                    15,612       650,552
Dell, Inc.(a)                                              47,035     1,807,084
EMC Corp.(a)                                               46,069       567,570
Gateway, Inc.(a)                                            5,723        23,064
Hewlett-Packard Co.                                        55,424     1,216,003
International Business Machines Corp.                      31,240     2,854,710
Lexmark International, Inc.(a)                              2,403       192,168
NCR Corp.(a)                                                3,582       120,857
Network Appliance, Inc.(a)                                  6,986       193,233

QLogic Corp.(a)                                             1,778        72,009
Sun Microsystems, Inc.(a)                                  64,613       261,037
                                                                    -----------
                                                                      7,958,287
                                                                    -----------
CONSTRUCTION & ENGINEERING--0.0%
Fluor Corp.                                                 1,622        89,907
                                                                    -----------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                        1,973       112,126
                                                                    -----------
CONSUMER FINANCE--1.2%
American Express Co.                                       22,411     1,151,254
Capital One Financial Corp.                                 4,751       355,232
MBNA Corp.                                                 24,406       599,167
Providian Financial Corp.(a)                                5,630        96,611
SLM Corp.                                                   8,241       410,731
                                                                    -----------
                                                                      2,612,995
                                                                    -----------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                  2,119        87,897
Bemis Co., Inc.                                             2,027        63,080
Pactiv Corp.(a)                                             2,875        67,131
Sealed Air Corp.(a)                                         1,559        80,974
Temple-Inland, Inc.                                         1,078        78,209
                                                                    -----------
                                                                        377,291
                                                                    -----------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                           3,376       146,822
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES--3.6%
CIT Group, Inc.                                             4,001       152,038
Citigroup, Inc.                                           100,023     4,495,033
JP Morgan Chase & Co.                                      68,000     2,352,800
Moody's Corp.                                               2,667       215,654
Principal Financial Group, Inc.                             5,751       221,356
                                                                    -----------
                                                                      7,436,881
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
Alltel Corp.                                                5,800       318,130
AT&T Corp.                                                 15,268       286,275
BellSouth Corp.                                            35,033       921,018
CenturyTel, Inc.                                            2,596        85,253
Citizens Communications Co.                                 6,377        82,518
Qwest Communications International, Inc.(a)                31,996       118,385
SBC Communications, Inc.                                   63,221     1,497,705
Sprint Corp. (FON Group)                                   28,243       642,528
Verizon Communications, Inc.                               53,021     1,882,246
                                                                    -----------
                                                                      5,834,058
                                                                    -----------
ELECTRIC UTILITIES--2.1%
Allegheny Energy Inc.(a)                                    2,676        55,286
Ameren Corp.                                                3,742       183,395
American Electric Power Co., Inc.                           7,347       250,239
CenterPoint Energy, Inc.                                    5,524        66,454
Cinergy Corp.                                               3,689       149,478
Consolidated Edison, Inc.                                   4,621       194,914
DTE Energy Co.                                              3,308       150,448

Edison International                                        6,279       218,007
Entergy Corp.                                               4,052       286,314
Exelon Corp.                                               12,760       585,555
FirstEnergy Corp.                                           6,276       263,278
FPL Group, Inc.                                             7,498       301,045
PG&E Corp.(a)                                               6,858       233,858
Pinnacle West Capital Corp.                                 1,740        73,967
PPL Corp.                                                   3,617       195,282
Progress Energy, Inc.                                       4,747       199,137
Southern Co. (The)                                         14,226       452,814
TECO Energy, Inc.                                           3,951        61,952
TXU Corp.                                                   4,601       366,378
Xcel Energy, Inc.                                           7,694       132,183
                                                                    -----------
                                                                      4,419,984
                                                                    -----------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                             3,467        90,523
Cooper Industries, Ltd.                                     1,757       125,661
Emerson Electric Co.                                        8,072       524,115
Rockwell Automation, Inc.                                   3,317       187,875
                                                                    -----------
                                                                        928,174
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(a)                               8,309       184,460
Jabil Circuit, Inc.(a)                                      3,487        99,449
Molex, Inc.                                                 3,195        84,220
Sanmina-SCI Corp.(a)                                        9,988        52,137
Solectron Corp.(a)                                         18,553        64,379
Symbol Technologies, Inc.                                   4,689        67,944
Tektronix, Inc.                                             1,667        40,892
                                                                    -----------
                                                                        593,481
                                                                    -----------
ENERGY EQUIPMENT & SERVICES--1.2%
Baker Hughes, Inc.                                          6,495       288,963
BJ Services Co.                                             3,081       159,842
Halliburton Co.                                             9,670       418,228
Nabors Industries, Ltd.(a)                                  2,733       161,630
National-Oilwell Varco, Inc.(a)                             3,200       149,440
Noble Corp.(a)                                              2,576       144,797
Rowan Cos., Inc.(a)                                         2,079        62,224
Schlumberger, Ltd.                                         11,300       796,423
Transocean Forex, Inc.(a)                                   6,104       314,112
                                                                    -----------
                                                                      2,495,659
                                                                    -----------
FOOD & STAPLES RETAILING--2.9%
Albertson's, Inc.                                           7,000       144,550
Costco Wholesale Corp.                                      9,023       398,636
CVS Corp.                                                   7,641       402,069
Kroger Co. (The)(a)                                        14,011       224,596
Safeway, Inc.(a)                                            8,533       158,116
Supervalu, Inc.                                             2,575        85,876
Sysco Corp.                                                12,235       438,013
Wal-Mart Stores, Inc.                                      64,856     3,249,935
Walgreen Co.                                               19,539       867,923
                                                                    -----------
                                                                      5,969,714
                                                                    -----------
FOOD PRODUCTS--1.2%

Archer-Daniels-Midland Co.                                 11,885       292,133
Campbell Soup Co.                                           6,243       181,172
ConAgra Foods, Inc.                                         9,825       265,472
General Mills, Inc.                                         6,969       342,526
H.J. Heinz Co.                                              6,699       246,791
Hershey Foods Corp.                                         4,170       252,118
Kellogg Co.                                                 6,711       290,385
McCormick & Co., Inc.                                       2,646        91,102
Sara Lee Corp.                                             15,147       335,658
Wm Wrigley Jr. Co.                                          3,720       243,920
                                                                    -----------
                                                                      2,541,277
                                                                    -----------
GAS UTILITIES--0.1%
KeySpan Corp.                                               3,083       120,144
NICOR, Inc.                                                   851        31,564
NiSource, Inc.                                              5,187       118,212
Peoples Energy Corp.                                          759        31,817
                                                                    -----------
                                                                        301,737
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Bausch & Lomb, Inc.                                         1,064        77,991
Baxter International, Inc.                                 11,827       401,881
Becton, Dickinson & Co.                                     4,881       285,148
Biomet, Inc.                                                4,811       174,639
Boston Scientific Corp.(a)                                 14,516       425,174
C.R. Bard, Inc.                                             2,000       136,160
Fisher Scientific International, Inc.(a)                    2,255       128,355
Guidant Corp.                                               6,161       455,298
Hospira, Inc.(a)                                            2,995        96,649
Medtronic, Inc.                                            23,136     1,178,778
Millipore Corp.(a)                                            909        39,451
PerkinElmer, Inc.                                           2,483        51,224
St. Jude Medical, Inc.(a)                                   6,903       248,508
Stryker Corp.(a)                                            7,184       320,478
Thermo Electron Corp.(a)                                    3,033        76,705
Waters Corp.(a)                                             2,338        83,677
Zimmer Holdings, Inc.(a)                                    4,750       369,598
                                                                    -----------
                                                                      4,549,714
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Aetna, Inc.                                                 5,648       423,318
AmerisourceBergen Corp.                                     2,101       120,366
Cardinal Health, Inc.                                       8,283       462,191
Caremark Rx, Inc.(a)                                        8,723       347,001
CIGNA Corp.                                                 2,553       227,983
Express Scripts, Inc., Class A(a)                           1,440       125,554
HCA, Inc.                                                   7,921       424,328
Health Management Associates, Inc., Class A                 4,701       123,072
Humana, Inc.(a)                                             3,122        99,717
IMS Health, Inc.                                            4,398       107,267
Laboratory Corp. of America Holdings(a)                     2,566       123,681
Manor Care, Inc.                                            1,617        58,794
McKesson Corp.                                              5,637       212,797
Medco Health Solutions, Inc.(a)                             5,290       262,225
Quest Diagnostics, Inc.                                     1,718       180,613
Tenet Healthcare Corp.(a)                                   8,916       102,801
UnitedHealth Group, Inc.                                   12,247     1,168,120
Wellpoint, Inc.(a)                                          5,878       736,807

                                                                    -----------
                                                                      5,306,635
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                             10,082       522,348
Darden Restaurants, Inc.                                    2,859        87,714
Harrah's Entertainment, Inc.                                2,176       140,526
Hilton Hotels Corp.                                         7,329       163,803
International Game Technology                               6,617       176,409
Marriott International, Inc., Class A                       3,813       254,937
McDonald's Corp.                                           24,332       757,699
Starbucks Corp.(a)                                          7,599       392,564
Starwood Hotels & Resorts Worldwide, Inc.                   4,021       241,381
Wendy's International, Inc.                                 2,224        86,825
Yum! Brands, Inc.                                           5,570       288,582
                                                                    -----------
                                                                      3,112,788
                                                                    -----------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp. (The)                                  1,575       124,409
Centex Corp.                                                2,451       140,369
Fortune Brands, Inc.                                        2,820       227,376
KB Home                                                       789        92,676
Leggett & Platt, Inc.                                       3,612       104,315
Maytag Corp.                                                1,478        20,648
Newell Rubbermaid                                           5,233       114,812
Pulte Homes, Inc.                                           2,244       165,225
Snap-On, Inc.                                               1,126        35,796
Stanley Works (The)                                         1,466        66,366
Whirlpool Corp.                                             1,259        85,272
                                                                    -----------
                                                                      1,177,264
                                                                    -----------
HOUSEHOLD PRODUCTS--1.9%
Clorox Co. (The)                                            2,984       187,962
Colgate-Palmolive Co.                                      10,036       523,578
Kimberly-Clark Corp.                                        9,241       607,411
Procter & Gamble Co. (The)                                 48,251     2,557,303
                                                                     ----------
                                                                      3,876,254
                                                                     ----------
INDUSTRIAL CONGLOMERATES--4.8%
3M Co.                                                     14,806     1,268,726
General Electric Co.                                      202,826     7,313,905
Textron, Inc.                                               2,596       193,714
Tyco International, Ltd.                                   38,524     1,302,111
                                                                    -----------
                                                                     10,078,456
                                                                    -----------
INSURANCE--4.1%
ACE, Ltd.                                                   5,485       226,366
AFLAC, Inc.                                                 9,633       358,926
Allstate Corp. (The)                                       13,010       703,321
Ambac Financial Group, Inc.                                 2,037       152,266
American International Group, Inc.                         49,873     2,763,462
Aon Corp.                                                   6,014       137,360
Chubb Corp. (The)                                           3,649       289,256
Cincinnati Financial Corp.                                  3,025       131,920
Hartford Financial Services Group, Inc. (The)               5,641       386,747
Jefferson-Pilot Corp.                                       2,574       126,255
Lincoln National Corp.                                      3,322       149,955
Loews Corp.                                                 3,021       222,164
Marsh & McLennan Cos., Inc.                                10,166       309,250

MBIA, Inc.                                                  2,713       141,836
MetLife, Inc.                                              14,018       548,104
Progressive Corp. (The)                                     3,812       349,789
Prudential Financial, Inc.                                 10,023       575,320
SAFECO Corp.                                                2,427       118,219
St. Paul Travelers Cos., Inc. (The)                        12,771       469,079
Torchmark Corp.                                             2,030       105,966
UnumProvident Corp.                                         5,703        97,065
XL Capital Ltd., Class A                                    2,613       189,103
                                                                    -----------
                                                                      8,551,729
                                                                    -----------
INTERNET & CATALOG RETAIL--0.4%
eBay, Inc.(a)                                              23,196       864,283
                                                                    -----------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo!, Inc.(a)                                            24,988       847,093
                                                                    -----------
INFORMATION TECHNOLOGY SERVICES--1.1%
Affiliated Computer Services, Inc., Class A(a)              2,461       131,024
Automatic Data Processing, Inc.                            11,184       502,721
Computer Sciences Corp.(a)                                  3,647       167,215
Convergys Corp.(a)                                          2,695        40,236
Electronic Data Systems Corp.                               9,919       205,026
First Data Corp.                                           15,354       603,566
Fiserv, Inc.(a)                                             3,724       148,215
Paychex, Inc.                                               6,815       223,668
Sabre Holdings Corp.                                        2,492        54,525
SunGard Data Systems, Inc.(a)                               5,572       192,234
Unisys Corp.(a)                                             6,419        45,318
                                                                    -----------
                                                                      2,313,748
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                             1,831        85,782
Eastman Kodak Co.                                           5,491       178,733
Hasbro, Inc.                                                3,172        64,867
Mattel, Inc.                                                7,989       170,565
                                                                    -----------
                                                                        499,947
                                                                    -----------
MACHINERY--1.4%
Caterpillar, Inc.                                           6,517       595,913
Cummins, Inc.                                                 822        57,828
Danaher Corp.                                               5,233       279,495
Deere & Co.                                                 4,704       315,780
Dover Corp.                                                 3,937       148,779
Eaton Corp.                                                 2,880       188,352
Illinois Tool Works, Inc.                                   5,252       470,212
Ingersoll-Rand Co., Ltd., Class A                           3,345       266,429
ITT Industries, Inc.                                        1,757       158,552
Navistar International Corp.(a)                             1,255        45,682
PACCAR, Inc.                                                3,336       241,493
Pall Corp.                                                  2,352        63,786
Parker-Hannifin Corp.                                       2,281       138,959
                                                                    -----------
                                                                      2,971,260
                                                                    -----------
MEDIA--4.0%
Clear Channel Communications, Inc.                         10,086       347,664
Comcast Corp., Class A(a)                                  42,377     1,431,496
Dow Jones & Co., Inc.                                       1,322        49,403

Gannett Co., Inc.                                           4,776       377,686
Interpublic Group of Cos., Inc. (The)(a)                    8,112        99,615
Knight-Ridder, Inc.                                         1,408        94,688
McGraw-Hill Cos., Inc. (The)                                3,692       322,127
Meredith Corp.                                                823        38,475
New York Times Co. (The), Class A                           2,774       101,473
News Corp., Inc., Class A(a)                               55,139       932,952
Omnicom Group, Inc.                                         3,577       316,636
Time Warner, Inc.(a)                                       87,938     1,543,313
Tribune Co.                                                 5,680       226,462
Univision Communications, Inc., Class A(a)                  5,580       154,510
Viacom, Inc., Class B                                      32,674     1,138,035
Walt Disney Co. (The)                                      39,210     1,126,503
                                                                    -----------
                                                                      8,301,038
                                                                    -----------
METALS & MINING--0.7%
Alcoa, Inc.                                                16,706       507,696
Allegheny Technologies, Inc.                                1,712        41,276
Freeport-McMoRan Copper & Gold, Inc., Class B               3,411       135,110
Newmont Mining Corp.                                        8,515       359,759
Nucor Corp.                                                 3,058       176,018
Phelps Dodge Corp.                                          1,817       184,843
United States Steel Corp.                                   2,194       111,565
                                                                    -----------
                                                                      1,516,267
                                                                    -----------
MULTI-LINE RETAIL--1.2%
Big Lots, Inc.(a)                                           2,158        25,939
Dillard's Inc., Class A                                     1,353        36,396
Dollar General Corp.                                        5,775       126,530
Family Dollar Stores, Inc.                                  3,252        98,731
Federated Department Stores, Inc.                           3,220       204,921
J.C. Penney Co., Inc. (Holding Co.)                         5,505       285,820
Kohl's Corp.(a)                                             6,252       322,791
May Department Stores Co. (The)                             5,615       207,867
Nordstrom, Inc.                                             2,401       132,967
Sears Holdings Corp.(a)                                     1,837       244,646
Target Corp.                                               17,106       855,641
                                                                    -----------
                                                                      2,542,249
                                                                    -----------
MULTI-UTILITES & UNREGULATED POWER--0.9%
AES Corp. (The)(a)                                         12,465       204,177
Calpine Corp.(a)                                           10,253        28,708
CMS Energy Corp.(a)                                         4,123        53,764
Constellation Energy Group, Inc.                            3,391       175,315
Dominion Resources, Inc.                                    6,551       487,591
Duke Energy Corp.                                          17,938       502,444
Dynegy, Inc., Class A(a)                                    6,364        24,883
Public Service Enterprise Group, Inc.                       4,539       246,876
Sempra Energy                                               4,517       179,957
                                                                    -----------
                                                                      1,903,715
                                                                    -----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(a)                                             18,320       277,548
                                                                    -----------
OIL & GAS--7.5%
Amerada Hess Corp.                                          1,625       156,341
Anadarko Petroleum Corp.                                    4,524       344,276
Apache Corp.                                                6,254       382,932

Ashland, Inc.                                               1,256        84,742
Burlington Resources, Inc.                                  7,431       372,070
ChevronTexaco Corp.                                        40,271     2,348,202
ConocoPhillips                                             13,317     1,436,105
Devon Energy Corp.                                          9,217       440,112
El Paso Corp.                                              12,329       130,441
EOG Resources, Inc.                                         4,578       223,132
Exxon Mobil Corp.                                         122,155     7,280,439
Kerr-McGee Corp.                                            3,074       240,786
Kinder Morgan, Inc.                                         2,141       162,074
Marathon Oil Corp.                                          6,604       309,860
Occidental Petroleum Corp.                                  7,593       540,394
Sunoco, Inc.                                                1,360       140,787
Unocal Corp.                                                5,135       316,778
Valero Energy Corp.                                         4,922       360,635
Williams Cos., Inc. (The)                                  10,901       205,048
XTO Energy, Inc.                                            6,600       216,744
                                                                    -----------
                                                                     15,691,898
                                                                    -----------
PAPER & FOREST PRODUCTS--0.5%
Georgia-Pacific Group                                       4,976       176,598
International Paper Co.                                     9,408       346,120
Louisiana-Pacific Corp.                                     2,111        53,071
MeadWestvaco Corp.                                          3,911       124,448
Weyerhaeuser Co.                                            4,655       318,868
                                                                    -----------
                                                                      1,019,105
                                                                    -----------
PERSONAL PRODUCTS--0.7%
Alberto-Culver Co., Class B                                 1,650        78,969
Avon Products, Inc.                                         9,012       386,975
Gillette Co. (The)                                         18,970       957,606
                                                                    -----------
                                                                      1,423,550
                                                                    -----------
PHARMACEUTICALS--7.0%
Abbott Laboratories                                        29,867     1,392,400
Allergan, Inc.                                              2,536       176,176
Bristol-Myers Squibb Co.                                   37,385       951,822
Eli Lilly & Co.                                            21,663     1,128,642
Forest Laboratories, Inc.(a)                                6,773       250,262
Johnson & Johnson                                          56,870     3,819,389
King Pharmaceuticals, Inc.(a)                               4,619        38,384
Merck & Co., Inc.                                          42,229     1,366,953
Mylan Laboratories, Inc.                                    5,128        90,868
Pfizer, Inc.                                              142,801     3,751,382
Schering-Plough Corp.                                      28,208       511,975
Watson Pharmaceuticals, Inc.(a)                             2,048        62,935
Wyeth                                                      25,571     1,078,585
                                                                    -----------
                                                                     14,619,773
                                                                    -----------
REAL ESTATE--0.5%
Apartment Investment & Management Co., Class A              1,877        69,824
Archstone-Smith Trust                                       3,800       129,618
Equity Office Properties Trust                              7,702       232,061
Equity Residential                                          5,427       174,804
Plum Creek Timber Co., Inc.                                 3,495       124,772
Prologis                                                    3,544       131,482
Simon Property Group, Inc.                                  4,219       255,587

                                                                    -----------
                                                                      1,118,148
                                                                    -----------
ROAD & RAIL--0.6%
Burlington Northern Santa Fe Corp.                          7,267       391,910
CSX Corp.                                                   4,078       169,849
Norfolk Southern Corp.                                      7,686       284,766
Union Pacific Corp.                                         4,989       347,733
                                                                    -----------
                                                                      1,194,258
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Advanced Micro Devices, Inc.(a)                             7,544       121,609
Altera Corp.(a)                                             7,087       140,181
Analog Devices, Inc.                                        7,084       256,016
Applied Materials, Inc.(a)                                 31,882       518,083
Applied Micro Circuits Corp.(a)                             5,909        19,441
Broadcom Corp., Class A(a)                                  5,529       165,428
Freescale Semiconductor, Inc.(a)                            7,710       132,998
Intel Corp.                                               119,184     2,768,643
KLA-Tencor Corp.(a)                                         3,787       174,240
Linear Technology Corp.                                     5,917       226,680
LSI Logic Corp.(a)                                          7,340        41,031
Maxim Integrated Products, Inc.                             6,266       256,091
Micron Technology, Inc.(a)                                 11,732       121,309
National Semiconductor Corp.                                6,795       140,045
Novellus Systems, Inc.(a)                                   2,690        71,904
NVIDIA Corp.(a)                                             3,194        75,889
PMC-Sierra, Inc.(a)                                         3,432        30,202
Teradyne, Inc.(a)                                           3,763        54,940
Texas Instruments, Inc.                                    32,977       840,583
Xilinx, Inc.                                                6,670       194,964
                                                                    -----------
                                                                      6,350,277
                                                                    -----------
SOFTWARE--3.7%
Adobe Systems, Inc.                                         4,622       310,460
Autodesk, Inc.                                              4,410       131,242
BMC Software, Inc.(a)                                       4,255        63,825
Citrix Systems, Inc.(a)                                     3,268        77,844
Computer Associates International, Inc.                    10,148       275,011
Compuware Corp.(a)                                          7,381        53,143
Electronic Arts, Inc.(a)                                    5,889       304,932
Intuit, Inc.(a)                                             3,564       155,996
Mercury Interactive Corp.(a)                                1,579        74,813
Microsoft Corp.                                           193,652     4,680,569
Novell, Inc.(a)                                             7,246        43,186
Oracle Corp.(a)                                            86,023     1,073,567
Parametric Technology Corp.(a)                              5,216        29,157
Siebel Systems, Inc.(a)                                     9,885        90,250
Symantec Corp.(a)                                          13,551       289,043
Veritas Software Corp.(a)                                   8,031       186,480
                                                                    -----------
                                                                      7,839,518
                                                                    -----------
SPECIALTY RETAIL--2.3%
AutoNation, Inc.(a)                                         4,344        82,275
AutoZone, Inc.(a)                                           1,318       112,953
Bed Bath & Beyond, Inc.(a)                                  5,804       212,078
Best Buy Co., Inc.                                          5,738       309,909
Circuit City Stores, Inc.                                   3,701        59,401
Gap, Inc. (The)                                            14,090       307,726
Home Depot, Inc. (The)                                     42,037     1,607,494

Limited Brands, Inc.                                        7,279       176,880
Lowe's Cos., Inc.                                          14,809       845,446
Office Depot, Inc.(a)                                       5,977       132,570
OfficeMax, Inc.                                             1,742        58,357
RadioShack Corp.                                            3,073        75,289
Sherwin-Williams Co. (The)                                  2,430       106,896
Staples, Inc.                                               9,438       296,636
Tiffany & Co.                                               2,820        97,346
TJX Cos., Inc. (The)                                        9,189       226,325
Toys "R" Us, Inc.(a)                                        4,068       104,792
                                                                    -----------
                                                                      4,812,373
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc.(a)                                              3,690       208,965
Jones Apparel Group, Inc.                                   2,387        79,941
Liz Claiborne, Inc.                                         2,060        82,668
NIKE, Inc., Class B                                         4,406       367,063
Reebok International, Ltd.                                  1,041        46,116
V.F. Corp.                                                  1,949       115,264
                                                                    -----------
                                                                        900,017
                                                                    -----------
THRIFTS & MORTGAGE FINANCE--1.7%
Countrywide Financial Corp.                                11,110       360,631
Federal National Mortgage Association                      18,495     1,007,052
Federal Home Loan Mortgage Corp.                           13,207       834,682
Golden West Financial Corp.                                 5,418       327,789
MGIC Investment Corp.                                       1,837       113,288
Sovereign Bancorp, Inc.                                     7,130       158,001
Washington Mutual, Inc.                                    16,741       661,270
                                                                    -----------
                                                                      3,462,713
                                                                    -----------
TOBACCO--1.4%
Altria Group, Inc.                                         39,624     2,591,014
Reynolds American, Inc.                                     2,187       176,250
UST, Inc.                                                   3,186       164,716
                                                                    -----------
                                                                      2,931,980
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc.                                         1,643       102,310
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc., Class A(a)                    21,601       613,900
                                                                    -----------
TOTAL COMMON STOCKS (Cost $199,463,745)                             207,054,737
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS--1.4%
The Bank of New York Cash Reserve                       2,119,533     2,119,533
U.S. Treasury Bill 2.81% (1), 8/18/05                     750,000       741,583
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,861,497)                        2,861,116
                                                                    -----------
TOTAL INVESTMENTS (Cost $202,325,242)--100.2%                       209,915,853
                                                                    -----------

LIABILITES IN EXCESS OF OTHER ASSETS--(0.2%)                           (368,273)
                                                                   ------------
Net Assets--100.0%                                                 $209,547,580
                                                                   ============

(a)  Represents non-income producing securities.
(b)  Affiliated issuers.
(1)  Yield to maturity.

Schedule of Investments
E*Trade Technology Index Fund
March 31, 2005 (unaudited)

Company                                                   Shares       Value
-------------------------------------------------------------------------------

COMMON STOCKS--98.6%
ADVERTISING--0.4%
DoubleClick, Inc.(a)                                        3,035   $    23,370
Getty Images, Inc.(a)                                       1,500       106,665
Monster Worldwide, Inc.(a)                                  2,804        78,652
                                                                    -----------
                                                                        208,687
                                                                    -----------
AEROSPACE / DEFENSE--0.1%
Titan Corp. (The)(a)                                        2,040        37,046
                                                                    -----------
COMMERCIAL SERVICES--4.3%
Accenture, Ltd., Class A(a)                                13,951       336,917
Amazon.com, Inc.(a)                                         9,971       341,706
BearingPoint, Inc.(a)                                       4,817        42,245
ChoicePoint, Inc.(a)                                        2,188        87,761
Convergys Corp.(a)                                          3,480        51,956
eBay, Inc.(a)                                              32,268     1,202,306
Hewitt Associates, Inc., Class A(a)                         1,300        34,580
Overstock.com, Inc.(a)                                        500        21,495
                                                                    -----------
                                                                      2,118,966
                                                                    -----------
COMMUNICATIONS SERVICES--0.3%
Avaya, Inc.(a)                                             10,998       128,457
                                                                    -----------
COMPUTER FACILITIES MANAGEMENT--0.6%
Cognizant Technology Solutions Corp.                        3,284       151,721
Comverse Technology, Inc.(a)                                4,841       122,090
                                                                    -----------
                                                                        273,811
                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.4%
Bea Systems, Inc.(a)                                        9,792        78,042
Brocade Communications Systems, Inc.(a)                     6,371        37,716
Computer Sciences Corp.(a)                                  4,610       211,369
Intergraph Corp.(a)                                           786        22,645
Jack Henry & Associates, Inc.                               2,246        40,406
Network Appliance, Inc.(a)                                  8,770       242,577
TIBCO Software, Inc.(a)                                     5,126        38,189
                                                                    -----------
                                                                        670,944
                                                                    -----------
COMPUTER PERIPHERAL EQUIPMENT--8.2%
3Com Corp.(a)                                               9,211        32,791
Adaptec, Inc.(a)                                            2,667        12,775
Cisco Systems, Inc.(a)                                    160,230     2,866,514
Electronics For Imaging, Inc.(a)                            1,313        23,424

Emulex Corp.(a)                                             2,059        38,792
Juniper Networks, Inc.(a)                                  13,072       288,368
Lexmark International, Inc.(a)                              3,107       248,467
Nam Tai Electronics, Inc.                                   1,100        29,260
PalmOne, Inc.(a)                                            1,222        31,014
QLogic Corp.(a)                                             2,268        91,854
Research In Motion, Ltd.                                    4,530       346,183
Symbol Technologies, Inc.                                   5,851        84,781
                                                                    -----------
                                                                      4,094,223
                                                                    -----------
COMPUTER PROGRAMMING SERVICES--0.3%
Amdocs, Ltd.(a)                                             4,894       138,990
Informatica Corp.(a)                                        2,086        17,251
                                                                    -----------
                                                                        156,241
                                                                    -----------
COMPUTER RELATED SERVICES--2.2%
Ariba, Inc.                                                 1,499        11,632
CACI International, Inc., Class A(a)                          712        39,324
Ceridian Corp.(a)                                           3,571        60,886
Electronic Data Systems Corp.                              12,546       259,326
IAC/InterActivecorp(a)                                     15,250       339,617
Internet Security Systems, Inc.(a)                          1,132        20,716
Paychex, Inc.                                               9,181       301,320
Red Hat, Inc.(a)                                            4,488        48,964
                                                                    -----------
                                                                      1,081,785
                                                                    -----------
COMPUTER STORAGE DEVICES--2.2%
EMC Corp.(a)                                               58,288       718,109
Imation Corp.                                                 787        27,348
Sandisk Corp.(a)                                            3,994       111,033
Seagate Technology(a)                                      11,300       220,915
                                                                    -----------
                                                                      1,077,405
                                                                    -----------
COMPUTERS--2.3%
Anteon International Corp.(a)                                 866        33,713
Apple Computer, Inc.(a)                                    19,592       816,399
Black Box Corp.                                               399        14,927
Kronos, Inc.(a)                                               739        37,770
Maxtor Corp.(a)                                             6,060        32,239
Perot Systems Corp., Class A(a)                             2,737        36,785
RSA Security, Inc.(a)                                       1,700        26,945
Storage Technology Corp.(a)                                 2,640        81,312
Western Digital Corp.(a)                                    4,970        63,368
                                                                    -----------
                                                                      1,143,458
                                                                    -----------
COMPUTERS, PERIPHERAL & SOFTWARE--1.3%
Autodesk, Inc.                                              5,644       167,964
Creative Technology, Ltd.(a)                                2,000        19,400
InfoSpace, Inc.(a)                                            800        32,664
McAfee, Inc.(a)                                             3,862        87,127
National Instruments Corp.                                  1,942        52,531
NetIQ Corp.(a)                                              1,376        15,728

Nvida Corp.(a)                                              4,055        96,347
Open Text Corp.(a)                                          1,200        21,660
Salesforce.com, Inc.(a)                                     2,500        37,475
Sybase, Inc.(a)                                             2,322        42,864
Zebra Technologies Corp., Class A                           1,750        83,108
                                                                    -----------
                                                                        656,868
                                                                    -----------
DATA PROCESSING & PREPARATION--4.9%
Acxiom Corp.                                                2,090        43,744
Affiliated Computer Services, Inc., Class A(a)              2,990       159,188
Automatic Data Processing, Inc.                            14,179       637,346
BISYS Group, Inc.(a)                                        2,962        46,444
DST Systems, Inc.(a)                                        1,998        92,268
FileNET Corp.(a)                                            1,000        22,780
First Data Corp.                                           20,228       795,162
Fiserv, Inc.(a)                                             4,759       189,408
SunGard Data Systems, Inc.(a)                               7,056       243,432
Verisign, Inc.(a)                                           6,241       179,117
                                                                    -----------
                                                                      2,408,889
                                                                    -----------
DISTRIBUTION/WHOLESALE--0.4%
CDW Corp.                                                   1,992       112,906
Ingram Micro, Inc., Class A(a)                              3,764        62,746
                                                                    -----------
                                                                        175,652
                                                                    -----------
ELECTRONIC COMPONENTS--0.9%
AVX Corp.                                                   4,215        51,634
Celestica, Inc.(a)                                          4,448        60,092
Flextronics International, Ltd.(a)                         13,655       164,406
MEMC Electronic Materials, Inc.(a)                          5,100        68,595
Sanmina-SCI Corp.(a)                                       12,723        66,414
Vishay Intertechnology, Inc.(a)                             3,690        45,867
                                                                    -----------
                                                                        457,008
                                                                    -----------
ELECTRONIC COMPUTERS--16.2%
Advent Software, Inc.(a)                                      813        14,780
Dell, Inc.(a)                                              60,424     2,321,490
Gateway, Inc.(a)                                            9,063        36,524
Hewlett-Packard Co.                                        73,454     1,611,581
International Business Machines Corp.                      40,530     3,703,631
Sun Microsystems, Inc.(a)                                  81,846       330,658
Unisys Corp.(a)                                             8,166        57,652
                                                                    -----------
                                                                      8,076,316
                                                                    -----------
ELECTRONIC PARTS & EQUIPMENT--0.5%
Arrow Electronics, Inc.(a)                                  2,784        70,574
Avnet, Inc.(a)                                              2,963        54,578
Benchmark Electronics, Inc.(a)                              1,000        31,830
Checkfree Corp.(a)                                          2,179        88,817
                                                                    -----------
                                                                        245,799
                                                                    -----------

ELECTRONICS--1.3%
Agilent Technologies, Inc.(a)                              11,865       263,403
Amphenol Corp., Class A(a)                                  2,162        80,080
ATI Technologies, Inc.(a)                                   6,107       105,407
Cymer, Inc.(a)                                                865        23,156
KEMET Corp.(a)                                              2,071        16,050
Mentor Graphics Corp.(a)                                    1,828        25,044
Skyworks Solutions, Inc.(a)                                 3,791        24,073
Tektronix, Inc.                                             2,150        52,740
Trimble Navigation, Ltd.                                    1,300        43,953
                                                                    -----------
                                                                        633,906
                                                                    -----------
Internet Software & Services--3.0%
Ask Jeeves, Inc.(a)                                         1,400        39,312
CNET Networks, Inc.(a)                                      3,500        33,040
EarthLink, Inc.(a)                                          3,623        32,607
Google, Inc., Class A(a)                                    1,400       252,714
Yahoo!, Inc.                                               33,454     1,134,091
                                                                    -----------
                                                                      1,491,764
                                                                    -----------
MULTIMEDIA NETWORKING--0.1%
Polycom, Inc.(a)                                            2,374        40,239
                                                                    -----------
NETWORK EQUIPMENT--0.8%
Extreme Networks, Inc.(a)                                   2,933        17,275
Foundry Networks, Inc.(a)                                   3,295        32,621
Lucent Technologies, Inc.(a)                              107,591       295,875
Sonus Networks, Inc.(a)                                     6,000        25,440
Sycamore Networks, Inc.(a)                                  6,660        23,710
                                                                    -----------
                                                                        394,921
                                                                    -----------
PREPACKAGED SOFTWARE--17.3%
Adobe Systems, Inc.                                         5,761       386,966
BMC Software, Inc.(a)                                       5,435        81,525
Cadence Design System, Inc.(a)                              6,558        98,042
Check Point Software Technologies, Ltd.(a)                  6,037       131,244
Citrix Systems, Inc.(a)                                     4,109        97,876
Cognos, Inc.(a)                                             2,360        98,978
Computer Associates International, Inc.                    14,214       385,199
Compuware Corp.(a)                                          9,470        68,184
CSG Systems International, Inc.(a)                          1,251        20,379
Electronic Arts, Inc.(a)                                    7,436       385,036
Intuit, Inc.(a)                                             4,565       199,810
Macromedia, Inc.(a)                                         1,677        56,180
Macrovision Corp.(a)                                        1,200        27,348
Mercury Interactive Corp.(a)                                2,053        97,271
Microsoft Corp.                                           166,355     4,020,801
Novell, Inc.(a)                                             9,136        54,451
Oracle Corp.(a)                                           124,845     1,558,066
Parametric Technology Corp.(a)                              6,519        36,441
Quest Software, Inc.(a)                                     2,357        32,621
RealNetworks, Inc.(a)                                       4,121        23,819
Siebel Systems, Inc.(a)                                    12,323       112,509
Symantec Corp.                                             15,428       329,079

Synopsys, Inc.(a)                                           3,708        67,115
Veritas Software Corp.(a)                                  10,249       237,982
                                                                    -----------
                                                                      8,606,922
                                                                    -----------
PRINTED CIRCUIT BOARDS--0.4%
Jabil Circuit, Inc.(a)                                      4,914       140,147
Solectron Corp.(a)                                         23,436        81,323
                                                                    -----------
                                                                        221,470
                                                                    -----------
PROCESS CONTROL INSTRUMENTS--0.3%
PerkinElmer, Inc.                                           3,129        64,551
Teradyne, Inc.(a)                                           4,762        69,525
                                                                    -----------
                                                                        134,076
                                                                    -----------
RADIO & TV COMMUNICATIONS EQUIPMENT--5.0%
Andrew Corp.(a)                                             3,948        46,231
Motorola, Inc.                                             59,288       887,541
Qualcomm, Inc.                                             39,872     1,461,309
Scientific-Atlanta, Inc.                                    3,762       106,164
                                                                    -----------
                                                                      2,501,245
                                                                    -----------
SEMICONDUCTORS--1.1%
Agere Systems, Inc., Class A(a)                            19,834        28,363
Agere Systems, Inc., Class B(a)                            22,139        31,437
AMIS Holdings, Inc.(a)                                      2,000        22,580
Axcelis Technologies, Inc.(a)                               2,434        17,768
Freescale Semiconductor, Inc., Class B(a)                   6,523       112,522
Freescale Semiconductor, Inc., Class A(a)                   3,200        54,240
Integrated Circuit Systems, Inc.(a)                         1,750        33,460
Intersil Corp., Class A                                     3,625        62,785
PMC-Sierra, Inc.(a)                                         4,327        38,078
Semtech Corp.(a)                                            1,846        32,988
Sigmatel, Inc.(a)                                             800        29,944
Silicon Image, Inc.(a)                                      1,900        19,114
Silicon Laboratories, Inc.(a)                               1,255        37,286
Silicon Storage Technology, Inc.(a)                         2,300         8,556
                                                                    -----------
                                                                        529,121
                                                                    -----------
SEMICONDUCTORS EQUIPMENT--16.7%
Advanced Micro Devices, Inc.(a)                             8,937       144,064
Altera Corp.(a)                                             9,030       178,613
Amkor Technologies, Inc.(a)                                 4,317        16,664
Analog Devices, Inc.                                        9,105       329,055
Applied Micro Circuits Corp.(a)                             7,500        24,675
ASE Test Limited(a)                                         2,400        12,192
Atmel Corp.(a)                                             11,649        34,365
Broadcom Corp., Class A(a)                                  6,621       198,100
Conexant Systems, Inc.(a)                                  11,379        17,069
Cree, Inc.(a)                                               1,779        38,693
Cypress Semiconductor Corp.(a)                              3,086        38,884
Entegris, Inc.(a)                                           1,782        17,624
Fairchild Semiconductor International, Inc., Class A(a)     2,924        44,825

Intel Corp.                                               153,872     3,574,446
Intergrated Device Technology, Inc.(a)                      2,604        31,326
International Rectifier Corp.(a)                            1,643        74,757
JDS Uniphase Corp.(a)                                      33,671        56,231
KLA-Tencor Corp.(a)                                         4,791       220,434
Lattice Semiconductor Corp.(a)                              2,807        15,074
Linear Technology Corp.                                     7,483       286,674
LSI Logic Corp.(a)                                          9,348        52,255
Marvell Technology Group, Ltd.                              6,544       250,897
Maxim Integrated Products, Inc.                             7,878       321,974
Micrel, Inc.(a)                                             2,216        20,432
Microchip Technology, Inc.                                  5,043       131,168
Micron Technology, Inc.(a)                                 14,916       154,231
MKS Instruments, Inc.(a)                                    1,300        20,644
National Semiconductor Corp.                                8,704       179,389
OmniVision Technologies, Inc.                               1,400        21,210
Rambus, Inc.(a)                                             2,482        37,404
RF Micro Devices, Inc.(a)                                   4,545        23,725
STMicroelectronics NV                                      22,050       367,353
Texas Instruments, Inc.                                    42,021     1,071,114
TriQuint Semiconductor, Inc.(a)                             3,372        11,397
Varian Semiconductor Equipment Associates, Inc.(a)            875        33,259
Vitesse Semiconductor Corp.(a)                              5,365        14,378
Xilinx, Inc.                                                8,491       248,192
                                                                    -----------
                                                                      8,312,787
                                                                    -----------
SOFTWARE--1.4%
Activision, Inc.                                            4,497        66,560
Akamai Technologies, Inc.(a)                                3,100        39,463
Ascential Software Corp.(a)                                 1,394        25,831
Avid Technology, Inc.(a)                                      802        43,404
Avocent Corp.(a)                                            1,258        32,280
Borland Software Corp.(a)                                   2,003        16,264
Certegy, Inc.                                               1,488        51,515
Digital River, Inc.(a)                                        800        24,928
F5 Networks, Inc.(a)                                          900        45,441
Fair Isaac Corp.                                            1,707        58,789
Global Payments, Inc.                                         923        59,524
Hyperion Solutions Corp.(a)                                   912        40,228
Keane, Inc.(a)                                              1,552        20,223
Reynolds & Reynolds Co., Class A                            1,580        42,755
Take-Two Interactive Software, Inc.(a)                      1,053        41,172
THQ, Inc.(a)                                                  940        26,452
WebEx Communications, Inc.(a)                               1,125        24,289
Websense, Inc.(a)                                             600        32,280
                                                                    -----------
                                                                        691,398
                                                                    -----------
SPECIAL INDUSTRY MACHINERY--2.2%
Applied Materials, Inc.(a)                                 41,307       671,238
ASML Holding NV(a)                                         11,810       198,054
Lam Research Corp.(a)                                       3,299        95,209
Novellus Systems, Inc.(a)                                   3,386        90,508
Unova, Inc.(a)                                              1,500        30,975
                                                                    -----------
                                                                      1,085,984
                                                                    -----------
TELECOMMUNICATIONS--0.3%

Aspect Communications Corp.(a)                              1,500        15,615
Crown Castle Intl., Corp.(a)                                5,400        86,724
West Corp.(a)                                               1,698        54,336
                                                                    -----------
                                                                        156,675
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT--1.2%
ADTRAN, Inc.                                                1,902        33,551
Corning, Inc.(a)                                           34,131       379,878
Harris Corp.                                                3,300       107,745
InterDigital Communications Corp.(a)                        1,293        19,809
Tekelec(a)                                                  1,581        25,201
UTStarcom, Inc.(a)                                          2,807        30,737
                                                                    -----------
                                                                        596,921
                                                                    -----------
TELEPHONE & TELEGRAPH APPARATUS--0.9%
ADC Telecommunications, Inc.(a)                            19,716        39,235
Ciena Corp.(a)                                             13,811        23,755
Nortel Networks Corp.(a)                                  103,824       283,440
Tellabs, Inc.(a)                                           11,241        82,059
                                                                    -----------
                                                                        428,489
                                                                    -----------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp.                                        3,313        72,488
                                                                    -----------
Total Common Stocks
   (cost $71,396,239)                                                48,909,961
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS--0.5%
The Bank of New York Cash Reserve                          95,918        95,918
U.S. Treasury Bill 2.77% (1), 08/18/05                    150,000       148,317
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $244,311)                            244,235
                                                                    -----------
TOTAL INVESTMENTS (Cost $71,640,550)--99.1%                          49,154,196
                                                                    -----------
OTHER ASSETS LESS LIABILITIES--0.9%                                     424,676
                                                                    -----------
Net Assets--100.0%                                                  $49,578,872
                                                                    -----------

(a)  Represents non-income producing securities.
(1)  Yield to Maturity.

Item 2. Controls and Procedures.

     (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds


By: /s/ Dennis Webb
    ------------------------------------
    Dennis Webb
    President

Date: May 24, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Dennis Webb
    ------------------------------------
    Dennis Webb
    President

Date: May 24, 2005


By: /s/ Elizabeth Gottfried
    ------------------------------------
    Elizabeth Gottfried
    Vice President & Treasurer

Date: May 24, 2005